UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22696

Compass EMP Trust

(Exact name of registrant as specified in charter)

213 Overlook Circle, Suite A-1 Brentwood, TN 37027

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Compass EMP U.S. 500 Volatility Weighted Fund

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Compass EMP International 500 Volatility Weighted Fund

Compass EMP Emerging Market 500 Volatility Weighted Fund

Compass EMP REC Enhanced Volatility Weighted Fund

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Compass EMP Long/Short Strategies Fund

Compass EMP International 500 Enhanced Volatility Weighted Fund

Compass EMP Commodity Long/Short Strategies Fund

Compass EMP Commodity Strategies Volatility Weighted Fund

Compass EMP Long/Short Fixed Income Fund

Compass EMP Enhanced Fixed Income Fund

Compass EMP Ultra Short-Term Fixed Income Fund

June 30, 2013

Distributed by Northern Lights Distributors, LLC

Member FINRA

MANAGEMENT LETTER TO SHAREHOLDERS OF OUR FUNDS

A brief discussion of the Compass EMP Funds performance as of June 30, 2013

Overview

The U.S. equity markets led all other asset classes in terms of performance for the first six months of 2013 even though the U.S. economy was still in a slow growth phase. Emerging markets, commodities and global bonds have all experienced declines so far in 2013, due to rising interest rates, the steady increase of the U.S. Dollar and slow growth in the U.S. economy.  Declining economic growth rates in the Emerging Markets contributed to produce negative returns for the first six months of 2013. A summary overview of our 13 funds is discussed below and separated in their appropriate classifications:

Traditional Equity Funds (4 funds)

•

Compass EMP U.S. 500 Volatility Weighted Fund

•

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

•

Compass EMP International 500 Volatility Weighted Fund

•

Compass EMP Emerging Market 500 Volatility Weighted Fund

These traditional equity volatility weighted indexed funds have completed two full quarters of performance since their inception in November, 2012. Each of these funds is tracking the holdings and performance of their respective CEMP Volatility Weighted Indexes and is out performing the more popular capitalization weighted indexes year-to-date as expected.  The U.S. Small Cap 500 Volatility Weighted Fund has been our top performer this year through June (Class I – CHSIX).  Foreign currency exchange had a slightly negative impact to the international funds over this time period.

Equity Long/Cash Funds (4 funds)

•

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

•

Compass EMP International 500 Enhanced Volatility Weighted Fund

•

Compass EMP REC Enhanced Volatility Weighted Fund

•

Compass EMP Enhanced Fixed Income Fund

We believe these Equity Long/Cash Funds are doing what they were designed to do; providing expected performance while attempting to reduce downside risk as their respective markets decline.  As of the end of June, the Real Estate (REIT) market had declined below -10% causing the CEMP Index to take action and go to 75% cash. Our Compass EMP REC Enhanced Volatility Weighted Fund followed along, just as its objective states.  Since that hedging occurred, that fund has outperformed nearly all other REIT Funds (Morningstar top 7th percentile) and has provided an air bag of protection for our shareholders. Once the real estate market improves and hits the CEMP Index’s pre-established threshold, that fund will invest back into the market and its shareholders should share in any future upside benefit. Our Enhanced Fixed Income Fund also moved to 75% cash at the end of June and is providing cushioning for its shareholders from the global bond market. Prior to that fund’s defensive position, the Enhanced Fixed Income Fund

(Class I – CEBIX) ranked in the top 26th percentile according to Morningstar’s Global Bond category. Both funds listed above remain in air bag, or protection, mode as of the date of this report.

Long/Short (and Alternative) Funds (4 funds)

•

Compass EMP Commodity Strategies Volatility Weighted Fund

•

Compass EMP Commodity Long/Short Strategies Fund

•

Compass EMP Long/Short Strategies Fund

•

Compass EMP Long/Short Fixed Income Fund

Several positions began to hedge or short within the equity and fixed income market during the second quarter of 2013. The Commodity Long/Short Strategies Fund held 15 markets short and only 5 markets long as of June 30, 2013. The Commodity Long/Short Fund (Class I – CCNIX) ranked in the top 1 percentile of the Morningstar Commodity Broad Basket peer group for the first six months of this year. The Long/Short Strategies Fund began to short all equity markets held in the Fund excluding U.S. and Germany. The Long/Short Fixed Income Fund began to short numerous global bond markets due to the decline of bond prices and rising yields and Germany was the only market, held in that fund, that was not short. (Note: Long and short positions may change at any time due to our strict rules-based methodology.)

Cash Equivalent (1 fund)

•

Compass EMP Ultra Short Term Fixed Income Fund

The Ultra Short Term Fixed Income Fund continues to have a steady Net Asset Value of $10 per share due to the purchase of high quality certificates of deposits and commercial paper. This Fund is designed to provide a higher yield compared to money markets funds or the 90-day Treasury Bill.

On behalf of the entire Compass EMP Funds team, we are appreciative and grateful for the continued trust that you place in us.

Thank you.

Stephen M. Hammers, CIMA®,

Chief Investment Officer

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
U.S. 500 Volatility Weighted Fund - Class A without sales charge	17.86%
U.S. 500 Volatility Weighted Fund - Class A with sales charge	11.08%
U.S. 500 Volatility Weighted Fund - Class C	17.28%
U.S. 500 Volatility Weighted Fund - Class I	18.07%
U.S. 500 Volatility Weighted Fund - Class T without sales charge	17.67%
U.S. 500 Volatility Weighted Fund - Class T with sales charge	13.58%
S&P 500 Total Return Index (2)	17.39%
CEMP U.S. Large Cap 500 Volatility Weighted Index (2)	19.09%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The S&P 500 Total Return Index, and the CEMP U.S. Large Cap 500 Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	89.8%
Money Market	1.2%
Other Assets Less Liabilities	9.0%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
U.S. Small Cap 500 Volatility Weighted Fund - Class A without sales charge	22.04%
U.S. Small Cap 500 Volatility Weighted Fund - Class A with sales charge	15.02%
U.S. Small Cap 500 Volatility Weighted Fund - Class C	21.36%
U.S. Small Cap 500 Volatility Weighted Fund - Class I	22.21%
U.S. Small Cap 500 Volatility Weighted Fund - Class T without sales charge	21.78%
U.S. Small Cap 500 Volatility Weighted Fund - Class T with sales charge	17.55%
Russell 2000 Total Return Index (2)	24.42%
CEMP U.S. Small Cap 500 Volatility Weighted Index (2)	24.70%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Russell 2000 Total Return Index and the CEMP U.S. Small Cap 500 Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	88.7%
Money Market Fund	1.0%
Other Assets Less Liabilities	10.3%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
International 500 Volatility Weighted Fund - Class A without sales charge	10.23%
International 500 Volatility Weighted Fund - Class A with sales charge	3.89%
International 500 Volatility Weighted Fund - Class C	9.79%
International 500 Volatility Weighted Fund - Class I	10.42%
International 500 Volatility Weighted Fund - Class T without sales charge	10.13%
International 500 Volatility Weighted Fund - Class T with sales charge	6.30%
MSCI EAFE Index (2)	8.97%
CEMP International 500 Volatility Weighted Index (2)	13.71%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The MSCI EAFE and the CEMP International 500 Volatility Weighted Indexes are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	98.0%
Money Market Fund	1.0%
Other Assets Less Liabilities	1.0%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
Emerging Market 500 Volatility Weighted Fund - Class A without sales charge	(1.97)%
Emerging Market 500 Volatility Weighted Fund - Class A with sales charge	(7.61)%
Emerging Market 500 Volatility Weighted Fund - Class C	(2.35)%
Emerging Market 500 Volatility Weighted Fund - Class I	(1.79)%
Emerging Market 500 Volatility Weighted Fund - Class T without sales charge	(2.10)%
Emerging Market 500 Volatility Weighted Fund - Class T with sales charge	(5.53)%
Dow Jones Emerging Markets Index (2)	(1.36)%
CEMP Emerging Market 500 Volatilty Weighted Index TR (2)	1.51%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for is November 19, 2012.

(2) The Dow Jones Emerging Markets Index and the CEMP Emerging Market 500 Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	89.1%
Exchange Traded Funds - Equity Funds	8.9%
Money Market	9.7%
Other Liabilities Less Assets	(7.7)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
REC Enhanced Volatility Weighted Fund - Class A without sales charge	10.82%
REC Enhanced Volatility Weighted Fund - Class A with sales charge	4.45%
REC Enhanced Volatility Weighted Fund - Class C	10.45%
REC Enhanced Volatility Weighted Fund - Class I	11.00%
REC Enhanced Volatility Weighted Fund - Class T without sales charge	10.69%
REC Enhanced Volatility Weighted Fund - Class T with sales charge	6.85%
Dow Jones U.S. Select Real Estate Securities TR (2)	11.18%
CEMP U.S REIT Long/Cash Volatility Weighted Index (2)	13.54%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Dow Jones U.S. Select REIT Index and CEMP U.S. REIT Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
REITS	95.6%
Money Market Funds	3.6%
Other Assets Less Liabilities	0.8%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
U.S. 500 Enhanced Volatility Weighted Fund - Class A without sales charge	17.49%
U.S. 500 Enhanced Volatility Weighted Fund - Class A with sales charge	10.74%
U.S. 500 Enhanced Volatility Weighted Fund - Class C	16.98%
U.S. 500 Enhanced Volatility Weighted Fund - Class I	17.65%
U.S. 500 Enhanced Volatility Weighted Fund - Class T without sales charge	17.35%
U.S. 500 Enhanced Volatility Weighted Fund - Class T with sales charge	13.27%
S&P 500 Total Return Index (2)	17.39%
CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index (2)	19.09%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The S&P 500 Total Return Index and the CEMP U.S. 500 Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	91.4%
Money Market Funds	3.6%
Other Assets Less Liabilities	5.0%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP LONG/SHORT STRATEGIES FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
Long/Short Strategies Fund - Class A without sales charge	3.60%
Long/Short Strategies Fund - Class A with sales charge	(2.45)%
Long/Short Strategies Fund - Class C	2.70%
Long/Short Strategies Fund - Class I	3.70%
Long/Short Strategies Fund - Class T without sales charge	3.50%
Long/Short Strategies Fund - Class T with sales charge	(0.10)%
MSCI World Stock Index (2)	13.52%
Barclays Equity Long/Short Index (2) (3)	8.17%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays Equity Long/Short Index and the MSCI World Stock Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

(3) Inception performance for the Barclays Equity Long/Short Index is as of October 31, 2012

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	48.6%
Certificates of Deposit	19.6%
Commercial Paper	4.2%
Money Market	43.1%
Mutual Funds	5.1%
Other Liabilities Less Assets	(20.6)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
International 500 Enhanced Volatility Weighted Fund - Class A without sales charge	5.61%
International 500 Enhanced Volatility Weighted Fund - Class A with sales charge	(0.46)%
International 500 Enhanced Volatility Weighted Fund - Class C	5.20%
International 500 Enhanced Volatility Weighted Fund - Class I	5.67%
International 500 Enhanced Volatility Weighted Fund - Class T without sales charge	5.45%
International 500 Enhanced Volatility Weighted Fund - Class T with sales charge	1.78%
MSCI EAFE Index (2)	8.97%
CEMP International 500 Long/Cash Volatility Weighted Index (2)	13.71%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The MSCI EAFE Index and the CEMP International 500 Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	65.5%
Money Market Funds	1.9%
Other Assets Less Liabilities	32.6%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
Commodity Long/Short Strategies Fund - Class A without sales charge	(6.10)%
Commodity Long/Short Strategies Fund - Class A with sales charge	(11.50)%
Commodity Long/Short Strategies Fund - Class C	(6.60)%
Commodity Long/Short Strategies Fund - Class I	(5.90)%
Commodity Long/Short Strategies Fund - Class T without sales charge	(6.30)%
Commodity Long/Short Strategies Fund - Class T with sales charge	(9.56)%
Morningstar Long/Short Commodity Index (2)	1.86%
Barclays CTA Index (2) (3)	(0.95)%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Morningstar Long/Short Commodity Index and the Barclays CTA Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

(3) Inception performance for the Barclays CTA Index is as of October 31, 2012.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	49.5%
Certificates of Deposit	10.8%
Commercial Paper	6.9%
Money Market Fund	40.8%
Mutual Fund	5.3%
Other Liabilities Less Assets	(13.3)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
Commodity Strategies Volatility Weighted Fund - Class A without sales charge	(11.40)%
Commodity Strategies Volatility Weighted Fund - Class A with sales charge	(16.49)%
Commodity Strategies Volatility Weighted Fund - Class C	(11.80)%
Commodity Strategies Volatility Weighted Fund - Class I	(11.30)%
Commodity Strategies Volatility Weighted Fund - Class T without sales charge	(11.50)%
Commodity Strategies Volatility Weighted Fund - Class T with sales charge	(14.58)%
Dow Jones UBS Commodity Index TR (2)	(12.74)%
CEMP Commodity Volatility Weighted Index (2)	(10.60)%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Dow Jones UBS Commodity Index and the CEMP Commodity Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	51.0%
Certificates of Deposit	21.0%
Commercial Paper	4.1%
Money Market Fund	40.2%
Mutual Funds	5.7%
Other Liabilities Less Assets	(22.0)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
Long/Short Fixed Income Fund - Class A without sales charge	(2.20)%
Long/Short Fixed Income Fund - Class A with sales charge	(7.82)%
Long/Short Fixed Income Fund - Class C	(2.60)%
Long/Short Fixed Income Fund - Class I	(1.90)%
Long/Short Fixed Income Fund - Class T without sales charge	(2.30)%
Long/Short Fixed Income Fund - Class T with sales charge	(5.70)%
Barclays U.S. Government Intermediate Index (2)	(1.34)%
Barclays Global Treasury Ex U.S. Index (2)	(8.09)%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays U.S. Government Intermediate Index and the Barclays Global Treasury Ex U.S. Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	39.2%
Certificate of Deposit	14.3%
Commercial Paper	19.3%
Money Market Fund	24.5%
Mutual Funds	2.3%
Other Assets Less Liabilities	0.4%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP ENHANCED FIXED INCOME FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
Enhanced Fixed Income Fund - Class A without sales charge	(2.76)%
Enhanced Fixed Income Fund - Class A with sales charge	(8.35)%
Enhanced Fixed Income Fund - Class C	(3.15)%
Enhanced Fixed Income Fund - Class I	(2.60)%
Enhanced Fixed Income Fund - Class T without sales charge	(2.80)%
Enhanced Fixed Income Fund - Class T with sales charge	(6.18)%
Barclays U.S. Government Intermediate Index (2)	(1.34)%
Barclays Global Treasury Ex U.S. Index (2)	(8.09)%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays U.S. Government Intermediate Index and the Barclays Global Treasury Ex U.S. Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	36.0%
Commercial Paper	12.2%
Certificate of Deposit	37.0%
Money Market	8.4%
Mutual Funds	4.2%
Other Assets Less Liabilities	2.2%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, compared to its benchmarks:

Since Inception (1)
Ultra Short-Term Fixed Income - Class A without sales charge	0.25%
Ultra Short-Term Fixed Income - Class A with sales charge	(0.98)%
Ultra Short-Term Fixed Income - Class I	0.40%
Citigroup 3-Month Treasury Bill Index	0.04%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Citigroup 3-Month Treasury Bill Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Certificates of Deposit	42.9%
Commercial Paper	54.0%
Money Market Fund	2.7%
Other Assets Less Liabilities	0.4%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	COMMON STOCK - 89.8%
	ADVERTISING - 0.2%
484	Omnicom Group, Inc.	$ 30,429

	AEROSPACE/DEFENSE - 2.3%
402	B/E Aerospace, Inc. *	25,358
304	Boeing Co.	31,142
382	L-3 Communications Holdings, Inc.	32,753
339	Lockheed Martin Corp.	36,768
459	Northrop Grumman Corp.	38,005
537	Raytheon Co.	35,506
417	Rockwell Collins, Inc.	26,442
117	TransDigm Group, Inc.	18,342
273	Triumph Group, Inc.	21,608
285	United Technologies Corp.	26,488
		292,412
	AGRICULTURE - 1.1%
841	Altria Group, Inc.	29,427
690	Archer-Daniels-Midland Co.	23,398
561	Lorillard, Inc.	24,504
294	Philip Morris International, Inc.	25,466
720	Reynolds American, Inc.	34,826
		137,621
	AIRLINES - 0.3%
413	Alaska Air Group, Inc. *	21,476
1,777	Southwest Airlines Co.	22,906
		44,382
	APPAREL - 0.7%
212	Coach, Inc.	12,103
366	NIKE, Inc.	23,307
101	Ralph Lauren Corp.	17,548
286	Under Armour, Inc. - Cl. A *	17,077
119	VF Corp.	22,974
		93,009
	AUTO MANUFACTURERS - 0.3%
1,518	Ford Motor Co.	23,483
394	PACCAR, Inc.	21,142
		44,625
	AUTO PARTS & EQUIPMENT - 0.7%
651	Allison Transmission Holdings, Inc.	15,025
225	BorgWarner, Inc. *	19,384
377	Lear Corp.	22,793
257	TRW Automotive Holdings Corp. *	17,075
227	WABCO Holdings, Inc. *	16,955
		91,232
	BANKS - 4.1%
754	Bank of New York Mellon Corp.	21,150
769	BB&T Corp.	26,054
520	BOK Financial Corp.	33,306
356	Capital One Financial Corp.	22,360
347	Citigroup, Inc.	16,646
599	Comerica, Inc.	23,858
531	Cullen/Frost Bankers, Inc.	35,455
1,421	Fifth Third Bancorp	25,649
780	First Republic Bank	30,014
121	Goldman Sachs Group, Inc.	18,301
2,790	Huntington Bancshares, Inc.	21,985
415	JPMorgan Chase & Co.	21,908
2,316	KeyCorp	25,569
248	M&T Bank Corp.	27,714
456	Northern Trust Corp.	26,402
361	PNC Financial Services Group, Inc.	26,324
373	State Street Corp.	24,323
624	SunTrust Banks, Inc.	19,700

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	BANKS (Continued) - 4.1%
882	US Bancorp	$ 31,884
722	Wells Fargo & Co.	29,797
791	Zions Bancorporation	22,844
		531,243
	BEVERAGES - 1.9%
399	Beam, Inc.	25,181
411	Brown-Forman Corp. - Cl. B	27,763
817	Coca-Cola Co.	32,770
716	Coca-Cola Enterprises, Inc.	25,175
180	Constellation Brands, Inc. - Cl. A *	9,382
679	Dr. Pepper Snapple Group, Inc.	31,186
133	Green Mountain Coffee Roasters, Inc. *	9,983
530	Molson Coors Brewing Co. - Cl. B	25,366
186	Monster Beverage Corp. *	11,303
598	PepsiCo, Inc.	48,910
		247,019
	BIOTECHNOLOGY - 1.2%
162	Alexion Pharmaceuticals, Inc. *	14,943
275	Amgen, Inc.	27,131
142	Biogen Idec, Inc.*	30,558
166	Celgene Corp. *	19,407
374	Gilead Sciences, Inc .*	19,153
306	Illumina, Inc. *	22,901
265	Life Technologies Corp. *	19,613
		153,706
	CHEMICALS - 3.1%
318	Air Products & Chemicals, Inc.	29,119
255	Airgas, Inc.	24,342
299	Albemarle Corp.	18,625
335	Celanese Corp. - Series A	15,008
91	CF Industries Holdings, Inc.	15,606
336	Ecolab, Inc.	28,624
494	EI du Pont de Nemours & Co.	25,935
366	FMC Corp.	22,348
349	International Flavors & Fragrances, Inc.	26,231
342	Mosaic Co.	18,403
148	PPG Industries, Inc.	21,669
268	Praxair, Inc.	30,863
256	Rockwood Holdings, Inc.	16,392
760	RPM International, Inc.	24,274
127	Sherwin-Williams Co.	22,428
388	Sigma-Aldrich Corp.	31,180
297	Valspar Corp.	19,207
169	Westlake Chemical Corp.	16,293
		406,547
	COMMERCIAL SERVICES - 3.6%
206	Alliance Data Systems Corp. *	37,292
505	Automatic Data Processing, Inc.	34,774
429	Equifax, Inc.	25,281
268	FleetCor Technologies, Inc. *	21,788
387	Gartner, Inc. *	22,055
1,027	Genpact Ltd.	19,759
499	Global Payments, Inc.	23,114
766	Iron Mountain, Inc.	20,383
285	Manpower Group, Inc.	15,618
47	Mastercard, Inc. - Cl. A	27,002
290	Moody's Corp.	17,670
915	Paychex, Inc.	33,416
664	Quanta Services, Inc. *	17,569
537	Robert Half International, Inc.	17,845
1,256	Rollins, Inc.	32,530
820	SEI Investments Co.	23,313
1,030	Total System Services, Inc.	25,214

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	COMMERCIAL SERVICES (Continued) - 3.6%
288	Towers Watson & Co. - Cl. A	$ 23,599
353	Verisk Analytics, Inc. - Cl. A *	21,074
719	Western Union Co.	12,302
		471,598
	COMPUTERS - 1.9%
33	Apple, Inc.	13,071
1,527	Cadence Design Systems, Inc. *	22,111
227	Cognizant Technology Solutions Corp. - Cl. A *	14,212
990	Dell, Inc.	13,216
711	EMC Corp. *	16,794
381	Fortinet, Inc. *	6,668
132	IHS, Inc. - Cl. A *	13,778
136	International Business Machines Corp.	25,991
718	Jack Henry & Associates, Inc.	33,839
446	NetApp, Inc. *	16,850
298	SanDisk Corp. *	18,208
758	Synopsys, Inc. *	27,099
248	Teradata Corp. *	12,457
258	Western Digital Corp.	16,019
		250,313
	COSMETICS/PERSONAL CARE - 0.7%
579	Colgate-Palmolive Co.	33,171
289	Estee Lauder Cos., Inc. - Cl. A	19,008
466	Procter & Gamble Co.	35,877
		88,056
	DISTRIBUTION/WHOLESALE - 0.9%
421	Arrow Electronics, Inc. *	16,777
360	Fastenal Co.	16,506
87	Fossil Group, Inc. *	8,988
401	Genuine Parts Co.	31,306
861	LKQ Corp. *	22,171
88	WW Grainger, Inc.	22,192
		117,940
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
162	Affiliated Managers Group, Inc. *	26,558
405	American Express Co.	30,278
303	Ameriprise Financial, Inc.	24,507
101	BlackRock, Inc.	25,942
1,134	Charles Schwab Corp.	24,075
424	CME Group, Inc.	32,216
486	Discover Financial Services	23,153
591	Eaton Vance Corp.	22,216
162	Franklin Resources, Inc.	22,035
176	IntercontinentalExchange, Inc. *	31,286
751	Invesco Ltd.	23,882
707	NASDAQ OMX Group, Inc.	23,183
312	NYSE Euronext	12,917
287	Ocwen Financial Corp. *	11,830
455	Raymond James Financial, Inc.	19,556
1,121	SLM Corp.	25,626
322	T. Rowe Price Group, Inc.	23,554
1,021	TD Ameritrade Holding Corp.	24,800
		427,614
	ELECTRIC - 6.3%
761	Alliant Energy Corp.	38,370
854	American Electric Power Co., Inc.	38,242
1,491	CMS Energy Corp.	40,510
722	Consolidated Edison, Inc.	42,100
659	DTE Energy Co.	44,160
527	Duke Energy Corp.	35,573
823	Exelon Corp.	25,414
556	Integrys Energy Group, Inc.	32,543
380	ITC Holdings Corp.	34,694

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	ELECTRIC (Continued) - 6.3%
376	National Fuel Gas Co.	$ 21,789
554	NextEra Energy, Inc.	45,140
863	Northeast Utilities	36,263
634	OGE Energy Corp.	43,239
1,859	Pepco Holdings, Inc.	37,477
1,297	PPL Corp.	39,247
1,068	Public Service Enterprise Group, Inc.	34,881
837	SCANA Corp.	41,097
897	Southern Co.	39,585
2,025	TECO Energy, Inc.	34,810
1,269	Westar Energy, Inc.	40,557
965	Wisconsin Energy Corp.	39,555
1,384	Xcel Energy, Inc.	39,223
		824,469
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
524	AMETEK, Inc.	22,165
429	Emerson Electric Co.	23,398
184	Energizer Holdings, Inc.	18,494
263	Hubbell, Inc. - Cl. B	26,037
766	Molex, Inc.	22,474
		112,568
	ELECTRONICS - 1.5%
410	Agilent Technologies, Inc.	17,532
268	Amphenol Corp. - Cl. A	20,888
489	Avnet, Inc. *	16,430
719	FLIR Systems, Inc.	19,391
779	Jabil Circuit, Inc.	15,876
102	Mettler-Toledo International, Inc. *	20,522
689	National Instruments Corp.	19,251
270	Thermo Fisher Scientific, Inc.	22,850
573	Trimble Navigation Ltd. *	14,904
255	Waters Corp. *	25,513
		193,157
	ENGINEERING & CONSTRUCTION - 0.2%
430	Jacobs Engineering Group, Inc. *	23,706

	ENTERTAINMENT - 0.4%
758	International Game Technology	12,666
456	Madison Square Garden Co. - Cl. A *	27,018
253	Penn National Gaming, Inc. *	13,374
		53,058
	ENVIRONMENTAL CONTROL - 1.0%
964	Republic Services, Inc.	32,718
306	Stericycle, Inc. *	33,792
732	Waste Connections, Inc.	30,114
836	Waste Management, Inc.	33,716
		130,340
	FOOD - 2.9%
898	Campbell Soup Co.	40,221
1,339	Flowers Foods, Inc.	29,514
856	General Mills, Inc.	41,542
437	Hershey Co.	39,015
813	Hormel Foods Corp.	31,366
312	Ingredion, Inc.	20,473
317	JM Smucker Co.	32,699
442	McCormick & Co., Inc.	31,099
945	Mondelez International, Inc. - Cl. A	26,961
575	Safeway, Inc.	13,605
1,066	Sysco Corp.	36,415
675	Tyson Foods, Inc. - Cl. A	17,334
387	Whole Foods Market, Inc.	19,923
		380,167

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	FOREST PRODUCTS & PAPER - 0.1%
403	International Paper Co.	$ 17,857

	GAS - 1.4%
861	AGL Resources, Inc.	36,902
1,518	CenterPoint Energy, Inc.	35,658
1,374	NiSource, Inc.	39,351
1,245	Questar Corp.	29,693
450	Sempra Energy	36,792
		178,396
	HAND & MACHINE TOOLS - 0.5%
309	Lincoln Electric Holdings, Inc.	17,696
258	Snap-on, Inc.	23,060
229	Stanley Black & Decker, Inc.	17,702
		58,458
	HEALTHCARE-PRODUCTS - 3.4%
422	Baxter International, Inc.	29,232
416	Becton Dickinson and Co.	41,113
771	CareFusion Corp. *	28,411
205	Cooper Cos., Inc.	24,405
311	CR Bard, Inc.	33,799
583	DENTSPLY International, Inc.	23,880
142	Edwards Lifesciences Corp. *	9,542
348	Henry Schein, Inc. *	33,321
285	IDEXX Laboratories, Inc. *	25,587
29	Intuitive Surgical, Inc. *	14,691
596	Medtronic, Inc.	30,676
643	Patterson Cos., Inc.	24,177
426	ResMed, Inc.	19,225
244	Sirona Dental Systems, Inc. *	16,075
417	St Jude Medical, Inc.	19,028
455	Stryker Corp.	29,429
242	Varian Medical Systems, Inc. *	16,323
350	Zimmer Holdings, Inc.	26,229
		445,143
	HEALTHCARE SERVICES - 2.2%
410	Aetna, Inc.	26,051
394	Cigna Corp.	28,561
349	Community Health Systems, Inc.	16,361
232	DaVita HealthCare Partners, Inc. *	28,026
348	HCA Holdings, Inc.	12,549
235	Humana, Inc.	19,829
303	Laboratory Corp. of America Holdings *	30,330
265	MEDNAX, Inc. *	24,269
457	Quest Diagnostics, Inc.	27,708
408	UnitedHealth Group, Inc.	26,716
311	Universal Health Services, Inc. - Cl. B	20,825
253	WellPoint, Inc.	20,706
		281,931
	HOMEBUILDERS - 0.3%
549	DR Horton, Inc.	11,683
352	Lennar Corp. - Cl. A	12,686
16	NVR, Inc. *	14,752
		39,121
	HOME FURNISHINGS - 0.1%
128	Whirlpool Corp.	14,638

	HOUSEHOLD PRODUCTS/WARES - 1.4%
476	Avery Dennison Corp.	20,354
466	Church & Dwight Co., Inc.	28,757
557	Clorox Co.	46,309
580	Jarden Corp. *	25,375
399	Kimberly-Clark Corp.	38,759
277	Tupperware Brands Corp.	21,520
		181,074

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	HOUSEWARES - 0.2%
984	Newell Rubbermaid, Inc.	$ 25,830

	INSURANCE - 4.3%
444	Aflac, Inc.	25,805
567	Allstate Corp.	27,284
796	American Financial Group, Inc.	38,932
947	Arthur J Gallagher & Co. - Cl. B	41,374
351	Berkshire Hathaway, Inc. *	39,284
964	Brown & Brown, Inc.	31,079
375	Chubb Corp.	31,744
746	Cincinnati Financial Corp.	34,241
1,098	Fidelity National Financial, Inc. - Cl. A	26,143
1,078	Genworth Financial, Inc. - Cl.A *	12,300
838	HCC Insurance Holdings, Inc.	36,126
910	Marsh & McLennan Cos., Inc.	36,327
683	Principal Financial Group, Inc.	25,578
1,091	Progressive Corp.	27,733
365	Reinsurance Group of America, Inc.	25,225
600	Torchmark Corp.	39,084
384	Travelers Cos., Inc.	30,689
822	WR Berkley Corp.	33,587
		562,535
	INTERNET - 1.4%
322	eBay, Inc. *	16,654
74	Equinix, Inc. *	13,669
125	F5 Networks, Inc. *	8,600
26	Google, Inc. - Cl. A *	22,890
370	IAC/InterActiveCorp.	17,597
63	LinkedIn Corp. *	11,233
18	Priceline.com, Inc. *	14,888
202	Rackspace Hosting, Inc. *	7,654
655	Symantec Corp.	14,718
212	TripAdvisor, Inc. *	12,904
266	Verisign, Inc. *	11,880
1,030	Yahoo!, Inc. *	25,863
		178,550
	INVESTMENT COMPANIES - 0.2%
1,709	Ares Capital Corp.	29,395

	IRON/STEEL - 0.3%
459	Nucor Corp.	19,884
236	Reliance Steel & Aluminum Co.	15,472
		35,356
	LEISURE TIME - 0.3%
322	Harley-Davidson, Inc.	17,652
202	Polaris Industries, Inc.	19,190
		36,842
	LODGING - 0.9%
519	Hyatt Hotels Corp. - Cl. A *	20,947
284	Las Vegas Sands Corp.	15,032
527	Marriott International, Inc. - Cl. A	21,275
311	Starwood Hotels & Resorts Worldwide, Inc.	19,652
351	Wyndham Worldwide Corp.	20,088
156	Wynn Resorts Ltd.	19,968
		116,962
	MACHINERY-CONSTRUCTION & MINING - 0.2%
226	Caterpillar, Inc.	18,643
201	Joy Global, Inc.	9,755
		28,398

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	MACHINERY DIVERSIFIED - 1.5%
330	AGCO Corp.	$ 16,563
135	Cummins, Inc.	14,642
260	Deere & Co.	21,125
423	Flowserve Corp.	22,846
276	Nordson Corp.	19,130
224	Rockwell Automation, Inc.	18,623
225	Roper Industries, Inc.	27,950
503	Wabtec Corp.	26,875
772	Xylem, Inc.	20,798
		188,552
	MEDIA - 2.6%
300	AMC Networks, Inc. - Cl. A *	19,623
404	CBS Corp. - Cl. B	19,743
628	Comcast Corp. - Cl. A	26,301
512	DIRECTV *	31,549
288	Discovery Communications, Inc. - Cl. A *	22,236
240	FactSet Research Systems, Inc.	24,466
816	Gannett Co., Inc.	19,959
632	Nielsen Holdings NV	21,229
361	Scripps Networks Interactive, Inc. Cl. A	24,100
5,240	Sirius XM Radio, Inc.	17,554
232	Time Warner Cable, Inc.	26,095
444	Time Warner, Inc.	25,672
374	Viacom, Inc. - Cl. B	25,451
481	Walt Disney Co.	30,375
		334,353
	METAL FABRICATE/HARDWARE - 0.5%
129	Precision Castparts Corp.	29,155
209	Timken Co.	11,763
133	Valmont Industries, Inc.	19,031
		59,949
	MINING - 0.3%
382	Freeport-McMoRan Copper & Gold, Inc.	10,547
241	Royal Gold, Inc.	10,141
511	Southern Copper Corp.	14,114
		34,802
	MISCELLANEOUS MANUFACTURING - 2.3%
311	3M Co.	34,008
590	AO Smith Corp.	21,405
458	Aptargroup, Inc.	25,286
318	Carlisle Cos., Inc.	19,815
432	Danaher Corp.	27,346
566	Donaldson Co., Inc.	20,184
314	Dover Corp.	24,385
1,096	General Electric Co.	25,416
389	Illinois Tool Works, Inc.	26,907
806	Leggett & Platt, Inc.	25,059
340	Pall Corp.	22,586
193	Parker Hannifin Corp.	18,412
196	SPX Corp.	14,108
		304,917
	OFFICE/BUSINESS EQUIPMENT - 0.1%
1,912	Xerox Corp.	17,342

	OIL & GAS - 2.4%
257	Apache Corp.	21,544
217	Cabot Oil & Gas Corp.	15,411
248	Chevron Corp.	29,348
206	Cimarex Energy Co.	13,388
463	ConocoPhillips	28,011
774	Denbury Resources, Inc. *	13,406
334	Diamond Offshore Drilling, Inc.	22,976
280	EQT Corp.	22,224
379	Exxon Mobil Corp.	34,242
221	Helmerich & Payne, Inc.	13,801

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	OIL & GAS (Continued) - 2.4%
290	HollyFrontier Corp.	$ 12,406
562	Marathon Oil Corp.	19,434
251	Occidental Petroleum Corp.	22,397
235	Phillips 66	13,844
548	Rowan Cos. Plc - Cl. A*	18,670
273	Whiting Petroleum Corp. *	12,583
		313,685
	OIL & GAS SERVICES - 1.4%
382	Baker Hughes, Inc.	17,622
245	Cameron International Corp. *	14,984
315	Dresser-Rand Group, Inc. *	18,894
326	FMC Technologies, Inc. *	18,152
431	Halliburton Co.	17,981
252	National Oilwell Varco, Inc.	17,363
341	Oceaneering International, Inc.	24,620
219	Oil States International, Inc. *	20,288
258	Schlumberger Ltd.	18,488
467	Superior Energy Services, Inc. *	12,114
		180,506
	PACKAGING & CONTAINERS - 1.1%
646	Ball Corp.	26,835
936	Bemis Co., Inc.	36,635
733	Crown Holdings, Inc. *	30,148
585	Packaging Corp. of America	28,642
164	Rock Tenn Co. - Cl. A	16,380
		138,640
	PHARMACEUTICALS - 3.2%
868	Abbott Laboratories	30,276
230	Allergan, Inc.	19,375
657	AmerisourceBergen Corp.	36,680
627	Cardinal Health, Inc.	29,594
277	Catamaran Corp. *	13,495
419	Eli Lilly & Co.	20,581
292	Express Scripts Holding Co. *	18,013
645	Johnson & Johnson	55,380
292	McKesson Corp.	33,434
221	Mead Johnson Nutrition Co.	17,510
619	Merck & Co., Inc.	28,753
871	Mylan, Inc. *	27,027
609	Omicare, Inc.	29,055
192	Perrigo Co.	23,232
1,151	Pfizer, Inc.	32,240
		414,645
	PIPELINES - 0.5%
650	ONEOK, Inc.	26,852
1,078	Spectra Energy Corp.	37,148
		64,000
	PRIVATE EQUITY - 0.2%
1,805	American Capital Ltd. *	22,869

	REAL ESTATE - 0.5%
1,630	Brookfield Office Properties, Inc.	27,188
630	CBRE Group, Inc. - Cl. A *	14,717
202	Jones Lang LaSalle, Inc.	18,410
		60,315
	RETAIL - 7.4%
183	Abercrombie & Fitch Co. - Cl. A	8,281
228	Advanced Auto Parts, Inc.	18,507
776	American Eagle Outfitters, Inc.	14,170
396	AutoNation, Inc. *	17,182
66	AutoZone, Inc. *	27,964
326	Bed Bath & Beyond, Inc. *	23,113
999	Burger King Worldwide, Inc.	19,490
440	CarMax, Inc. *	20,310

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	RETAIL (Continued) - 7.4%
30	Chipotle Mexican Grill, Inc. *	$ 10,930
746	Copart, Inc. *	22,977
247	Costco Wholesale Corp.	27,311
551	CVS Caremark Corp.	31,506
438	Darden Restaurants, Inc.	22,110
400	Dick's Sporting Goods, Inc.	20,024
219	Dillard's, Inc. - Cl. A	17,951
402	Dollar General Corp. *	20,273
350	Dollar Tree, Inc. *	17,794
287	Family Dollar Stores, Inc.	17,883
572	Foot Locker, Inc.	20,094
441	Gap, Inc.	18,403
342	GNC Holdings, Inc. - Cl. A	15,120
345	Home Depot, Inc.	26,727
398	Kohl's Corp.	20,103
421	L Brands, Inc.	20,734
481	Lowe's Cos., Inc.	19,673
453	Macy's, Inc.	21,744
380	McDonald's Corp.	37,620
232	MSC Industrial Direct Co., Inc. - Cl. A	17,971
454	Nordstrom, Inc.	27,213
156	O'Reilly Automotive, Inc. *	17,569
118	Panera Bread Co. * - Cl. A	21,941
352	PetSmart, Inc.	23,580
109	PVH Corp.	13,630
342	Ross Stores, Inc.	22,165
674	Sally Beauty Holdings, Inc. *	20,961
290	Starbucks Corp.	18,992
466	Target Corp.	32,089
239	Tiffany & Co.	17,409
563	TJX Cos., Inc.	28,184
139	Tractor Supply Co.	16,348
175	Ulta Salon Cosmetics & Fragrance, Inc. *	17,528
373	Urban Outfitters, Inc. *	15,002
554	Walgreen Co.	24,487
436	Wal-Mart Stores, Inc.	32,478
384	Williams-Sonoma, Inc.	21,462
270	Yum! Brands, Inc.	18,722
		965,725
	SAVINGS & LOANS - 0.5%
1,832	New York Community Bancorp, Inc.	25,648
2,241	People's United Financial, Inc.	33,391
		59,039
	SEMICONDUCTORS - 2.0%
434	Altera Corp.	14,318
537	Analog Devices, Inc.	24,197
501	Broadcom Corp. - Cl. A	16,914
221	Cree, Inc. *	14,113
930	Intel Corp.	22,525
310	KLA-Tencor Corp.	17,276
417	Lam Research Corp. *	18,490
622	Linear Technology Corp.	22,914
606	Maxim Integrated Products, Inc.	16,835
1,262	NVIDIA Corp.	17,706
324	QUALCOMM, Inc.	19,790
412	Skyworks Solutions, Inc. *	9,019
533	Texas Instruments, Inc.	18,586
610	Xilinx, Inc.	24,162
		256,845

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	SOFTWARE - 2.6%
1,161	Activision Blizzard, Inc.	$ 16,556
516	Adobe Systems, Inc. *	23,509
296	Akamai Technologies, Inc. *	12,595
257	ANSYS, Inc. *	18,787
342	Autodesk, Inc. *	11,607
507	BMC Software, Inc. *	22,886
847	CA, Inc.	24,250
185	Cerner Corp. *	17,777
179	Citrix Systems, Inc. *	10,799
195	Dun & Bradstreet Corp.	19,003
702	Fidelity National Information Services, Inc.	30,074
370	Fiserv, Inc. *	32,342
211	Informatica Corp. *	7,381
313	MSCI, Inc. *	10,414
673	Oracle Corp.	20,675
285	Red Hat, Inc. *	13,629
214	SolarWinds, Inc. *	8,305
419	Solera Holdings, Inc.	23,317
135	VMware, Inc. - Cl. A *	9,044
		332,950
	TELECOMMUNICATIONS - 1.4%
1,010	Amdocs Ltd.	37,461
396	CenturyLink, Inc.	13,999
878	Cisco Systems, Inc.	21,344
1,416	Corning, Inc.	20,150
3,718	Frontier Communications Corp.	15,058
616	Juniper Networks, Inc. *	11,895
390	Motorola Solutions, Inc.	22,515
395	T-Mobile US, Inc. *	9,800
1,113	TW Telecom, Inc. *	31,320
		183,542
	TEXTILES - 0.4%
701	Cintas Corp.	31,924
152	Mohawk Industries, Inc. *	17,098
		49,022
	TOYS & GAMES - 0.2%
594	Mattel, Inc.	26,914

	TRANSPORTATION - 1.5%
337	CH Robinson Worldwide, Inc.	18,976
969	CSX Corp.	22,471
548	Expeditors International of Washington, Inc.	20,829
237	FedEx Corp.	23,363
312	JB Hunt Transport Services, Inc.	22,539
186	Kansas City Southern	19,709
192	Kirby Corp. *	15,272
269	Norfolk Southern Corp.	19,543
191	Union Pacific Corp.	29,467
		192,169
	WATER - 0.5%
804	American Water Works Co., Inc.	33,149
998	Aqua America, Inc.	31,227
		64,376

	TOTAL COMMON STOCK - (Cost - $10,533,694)	11,640,854

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
155,684	AIM STIT - Liquid Assets Portfolio, 0.09% **	155,684
	TOTAL SHORT-TERM INVESTMENTS - 1.2% (Cost - $155,684)

	TOTAL INVESTMENTS - 91.0% (Cost - $10,689,378) (a)	$ 11,796,538
	OTHER ASSETS LESS LIABLITIES - 9.0%	1,160,301
	NET ASSETS - 100.0%	$ 12,956,839

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,690,310 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,222,643
	Unrealized depreciation		(116,415)
	Net unrealized appreciation		$ 1,106,228

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
2	S&P Mini Future, Sep 2013	$ 159,925	$ (722)
TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	COMMON STOCK - 88.7%
	AEROSPACE/DEFENSE - 1.4%
397	AAR Corp.	$ 8,726
275	Astronics Corp. *	11,239
280	Cubic Corp.	13,468
343	Curtiss-Wright Corp.	12,712
965	Exelis, Inc.	13,307
329	Kaman Corp.	11,370
698	Orbital Sciences Corp. *	12,124
		82,946
	AGRICULTURE - 0.6%
225	Andersons, Inc.	11,968
337	Tejon Ranch Co. *	9,601
251	Universal Corp.	14,520
		36,089
	AIRLINES - 0.4%
132	Allegiant Travel Co.	13,991
299	Spirit Airlines, Inc. *	9,499
		23,490
	APPAREL - 0.5%
450	Iconix Brand Group, Inc. *	13,235
155	Oxford Industries, Inc.	9,672
192	True Religion Apparel, Inc.	6,079
		28,986
	AUTO MANUFACTERER - 0.1%
533	Wabash National Corp. *	5,426

	AUTO PARTS & EQUIPMENT - 0.7%
311	Cooper Tire & Rubber Co.	10,316
220	Dorman Products, Inc.	10,039
255	Standard Motor Products, Inc.	8,757
523	Superior Industries International, Inc.	9,001
		38,113
	BANKS - 11.7%
522	1st Source Corp.	12,403
753	BancorpSouth, Inc.	13,328
290	Bank of the Ozarks, Inc.	12,566
356	Banner Corporation	12,029
931	BBCN Bancorp, Inc.	13,239
1,140	Boston Private Financial Holdings, Inc.	12,130
1,424	CapitalSource, Inc.	13,357
248	Cass Information Systems, Inc.	11,433
494	Cathay General Bancorp	10,053
796	Central Pacific Financial Co. *	14,328
493	Chemical Financial Corp.	12,813
376	City Holding Co.	14,645
664	Columbia Banking System, Inc.	15,810
536	Community Bank System, Inc.	16,536
1,274	CVB Financial Corp.	14,982
844	First Financial Bancorp	12,576
290	First Financial Bankshares, Inc.	16,141
612	First Interstate Bancsystem, Inc.	12,687
716	FirstMerit Corp.	14,341
1,122	FNB Corp.	13,554
836	Glacier Bancorp, Inc.	18,551
789	Home BancShares, Inc.	20,490
249	Iberiabank Corp.	13,349
431	Independent Bank Corp.	14,870
586	International Bancshares Corp.	13,232
492	MB Financial, Inc.	13,186
1,425	National Penn Bancshares, Inc.	14,478
759	NBT Bancorp, Inc.	16,068
828	Old National Bancorp	11,451

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	BANKS (Continued) - 11.7%
452	PacWest Bancorp	$ 13,854
487	Pinnacle Financial Partners, Inc. *	12,521
594	PrivateBancorp, Inc.	12,599
300	SCBT Financial Corp.	15,117
581	Sterling Financial Corp.	13,816
2,725	Synovus Financial Corp.	7,957
238	Texas Capital Bancshares, Inc. *	10,558
586	Trustmark Corp.	14,404
314	UMB Financial Corp.	17,480
931	Umpqua Holdings Corp.	13,974
505	United Bankshares, Inc.	13,357
742	United Community Banks, Inc. *	9,216
1,211	Valley National Bancorp	11,468
696	ViewPoint Financial Group, Inc.	14,484
483	Walker & Dunlop, Inc. *	8,453
489	Webster Financial Corp.	12,558
573	WesBanco, Inc.	15,144
362	Westamerica Bancorporation	16,540
754	Western Alliance Bancorp *	11,936
455	Wintrust Financial Corp.	17,417
		667,479
	BEVERAGES - 0.2%
560	National Beverage Corp.	9,783

	BIOTECHNOLOGY - 0.8%
283	Acorda Therapeutics, Inc. *	9,336
248	Charles River Laboratories International, Inc. *	10,175
266	Medicines Co. *	8,182
1,745	PDL BioPharma, Inc.	13,471
547	Spectrum Pharmaceuticals, Inc.	4,081
		45,245
	BUILDING MATERIALS - 0.8%
403	AAON, Inc.	13,331
274	Apogee Enterprises, Inc.	6,576
251	Drew Industries, Inc.	9,869
568	Griffon Corp.	6,390
341	Simpson Manufacturing Co., Inc.	10,032
		46,198
	CHEMICALS - 2.2%
342	A Schulman, Inc.	9,172
209	American Vanguard Corp.	4,897
232	Balchem Corp.	10,382
195	Innophos Holdings, Inc.	9,198
253	Innospec, Inc.	10,166
482	Intrepid Potash, Inc.	9,182
317	Minerals Technologies, Inc.	13,105
518	Olin Corp.	12,391
390	PolyOne Corp.	9,664
151	Quaker Chemical Corp.	9,364
384	Sensient Technologies Corp.	15,540
199	Stepan Co.	11,066
		124,127
	COAL - 0.2%
422	Cloud Peak Energy, Inc. *	6,955
527	SunCoke Energy, Inc. *	7,389
		14,344
	COMMERCIAL SERVICES - 7.9%
605	ABM Industries, Inc.	14,829
226	Advisory Board Co. *	12,351
243	American Public Education, Inc. *	9,030
333	Apollo Group, Inc. - Cl. A *	5,901
184	Arbitron, Inc.	8,547

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	COMMERCIAL SERVICES (Continued) - 7.9%
370	Booz Allen Hamilton Holding Corp.	$ 6,431
388	Bridgepoint Education, Inc. *	4,726
364	Brink's Co.	9,286
264	Capella Education Co. *	10,996
325	Cardtronics, Inc. *	8,970
161	Chemed Corp.	11,661
784	Convergys Corp.	13,665
161	DeVry, Inc.	4,994
468	Electro Rent Corp.	7,858
660	Ennis, Inc.	11,411
348	ExlService Holdings, Inc. *	10,287
402	Forrester Research, Inc.	14,749
297	FTI Consulting, Inc. *	9,768
1,030	Global Cash Access Holdings, Inc. *	6,448
290	Grand Canyon Education, Inc. *	9,347
199	H&E Equipment Services, Inc.	4,193
459	Healthcare Services Group, Inc.	11,255
308	Heartland Payment Systems, Inc.	11,473
236	Huron Consulting Group, Inc. *	10,913
351	ICF International, Inc. *	11,060
300	Insperity, Inc.	9,090
268	K12, Inc. *	7,040
467	Kelly Services, Inc. - Cl. A	8,158
474	Korn/Ferry International *	8,883
183	Landauer, Inc.	8,841
339	Matthews International Corp. - Cl. A	12,780
340	McGrath RentCorp.	11,614
250	Monro Muffler Brake, Inc.	12,013
323	Multi-Color Corp.	9,800
713	Navigant Consulting, Inc. *	8,556
300	On Assignment, Inc. *	8,016
329	PAREXEL International Corp. *	15,114
853	Resources Connection, Inc.	9,895
370	RPX Corp. *	6,216
510	Standard Parking Corp. *	10,945
1,116	Stewart Enterprises, Inc. - Cl. A	14,608
105	Strayer Education, Inc.	5,127
183	Team, Inc. *	6,927
672	TeleTech Holdings, Inc. *	15,745
483	TMS International Corp. - Cl. A	7,163
379	TrueBlue, Inc. *	7,978
305	Valassis Communications, Inc.	7,500
		452,158
	COMPUTERS - 2.2%
210	CACI International, Inc. - Cl. A *	13,333
419	Computer Task Group, Inc.	9,624
384	Electronics for Imaging, Inc. *	10,863
474	iGATE Corp. *	7,783
391	Insight Enterprises, Inc. *	6,936
281	J2 Global, Inc.	11,945
503	KEYW Holding Corp. *	6,665
127	Manhattan Associates, Inc. *	9,799
663	Mentor Graphics Corp.	12,962
190	MTS Systems Corp.	10,754
340	Netscout Systems, Inc. *	7,936
539	Super Micro Computer, Inc. *	5,735
199	Synaptics, Inc. *	7,673
278	Vitusa Corp. *	6,160
		128,168
	COSMETICS/PERSONAL CARE - 0.3%
192	Elizabeth Arden, Inc. *	8,653
382	Inter Parfums, Inc.	10,895
		19,548

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	DISTRIBUTION/WHOLESALE - 1.3%
231	Beacon Roofing Supply, Inc. *	$ 8,750
209	Core-Mark Holding Co., Inc.	13,272
82	MWI Veterinary Supply, Inc. *	10,106
512	Owens & Minor, Inc.	17,321
282	ScanSource, Inc. *	9,024
179	Titan Machinery, Inc. *	3,514
343	United Stationers, Inc.	11,508
		73,495
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
288	Cohen & Steers, Inc.	9,786
197	Ellie Mae, Inc. *	4,547
305	Encore Capital Group, Inc. *	10,099
281	Financial Engines, Inc.	12,811
151	Greenhill & Co., Inc.	6,907
710	Higher One Holdings, Inc. *	8,264
921	Interactive Brokers Group, Inc. - Cl. A	14,708
957	Janus Capital Group, Inc.	8,144
219	MarketAxess Holdings, Inc.	10,238
313	Nelnet, Inc. - Cl. A	11,296
134	Outerwall, Inc. *	7,862
72	Portfolio Recovery Associates, Inc. *	11,061
283	Stifel Financial Corp. *	10,095
52	Virtus Investment Partners, Inc. *	9,166
287	WageWorks, Inc. *	9,887
150	World Acceptance Corp. *	13,041
		157,912
	ELECTRIC - 2.8%
448	ALLETE, Inc.	22,333
731	Avista Corp.	19,752
570	El Paso Electric Co.	20,127
986	Empire District Electric Co.	21,998
315	MGE Energy Inc.	17,249
433	Pike Electric Corp.	5,326
723	PNM Resources, Inc.	16,043
502	UIL Holdings Corp.	19,202
412	UNS Energy Corp.	18,429
		160,459
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
374	Encore Wire Corp.	12,753
227	EnerSys, Inc.	11,132
865	GrafTech International Ltd. *	6,297
191	Littelfuse, Inc.	14,251
		44,433
	ELECTRONICS - 2.5%
173	American Science & Engineering, Inc.	9,688
122	Analogic Corp.	8,885
156	Badger Meter, Inc.	6,950
534	Benchmark Electronics, Inc. *	10,733
141	Coherent, Inc.	7,765
283	ESCO Technologies, Inc.	9,164
117	FARO Technologies, Inc. *	3,957
555	II-VI, Inc. *	9,024
400	InvenSense, Inc. *	6,152
266	Measurement Specialties, Inc. *	12,377
566	Methode Electronics, Inc.	9,628
76	OSI Systems, Inc. *	4,896
367	Park Electrochemical Corp.	8,812
224	Plexus Corp. *	6,695
313	Rofin-Sinar Technologies, Inc. *	7,806
552	Vishay Intertechnology, Inc. *	7,667
224	Watts Water Technologies, Inc. - Cl. A	10,156
		140,355

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	ENERGY-ALTERNATE SOURCES - 0.2%
725	FutureFuel Corp.	$ 10,273

	ENGINEERING & CONSTRUCTION - 0.7%
371	Aegion Corp. *	8,351
307	Dycom Industries, Inc. *	7,104
207	Exponent, Inc.	12,236
372	Mistras Group, Inc. *	6,540
345	MYR Group, Inc. *	6,710
		40,941
	ENTERTAINMENT - 0.8%
233	Bally Technologies, Inc. *	13,146
174	Churchill Downs, Inc.	13,720
310	Multimedia Games Holding Co., Inc. *	8,082
578	SHFL Entertainment, Inc. *	10,236
		45,184
	ENVIRONMENTAL CONTROL - 0.8%
734	Darling International, Inc. *	13,696
217	Mine Safety Appliances Co.	10,101
404	Tetra Tech, Inc. *	9,498
379	US Ecology, Inc.	10,400
		43,695
	FOOD - 2.6%
168	Annie's, Inc. *	7,180
388	B&G Foods, Inc.	13,211
291	Calavo Growers, Inc.	7,912
275	Cal-Maine Foods, Inc.	12,790
364	Chefs' Warehouse, Inc. *	6,261
631	Ingles Markets, Inc.	15,933
217	J&J Snack Foods Corp.	16,883
198	Lancaster Colony Corp.	15,442
255	Post Holdings, Inc. *	11,133
427	Snyders-Lance, Inc.	12,131
555	Spartan Stores, Inc.	10,234
534	Tootsie Roll Industries, Inc.	16,971
		146,081
	FOREST PRODUCTS & PAPER - 1.3%
891	Boise, Inc.	7,609
225	Clearwater Paper Corp. *	10,589
294	KapStone Paper and Packaging Corp.	11,813
311	Neenah Paper, Inc.	9,880
660	Glatfelter	16,566
312	Schweitzer-Mauduit International, Inc.	15,563
		72,020
	GAS - 0.2%
272	Chesapeake Utilities Corp.	14,005

	HAND/MACHINE TOOLS - 0.2%
348	Franklin Electric Co., Inc.	11,710

	HEALTHCARE PRODUCTS - 2.5%
198	Abaxis, Inc.	9,407
273	ABIOMED, Inc. *	5,886
283	Cantel Medical Corp.	9,585
183	Cyberonics, Inc. *	9,509
210	Cynosure, Inc. *	5,456
210	Genomic Health, Inc. *	6,659
368	Hanger, Inc. *	11,640
247	Hill-Rom Holdings, Inc.	8,319
250	ICU Medical, Inc. *	18,015
270	Integra LifeSciences Holdings Corp. *	9,890
457	Luminex Corp. *	9,419
466	Masimo Corp.	9,879

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	HEALTHCARE PRODUCTS (Continued) - 2.5%
494	Meridian Bioscience, Inc.	$ 10,621
813	Merit Medical Systems, Inc. *	9,065
415	Volcano Corp. *	7,524
		140,874
	HEALTHCARE SERVICES - 1.4%
203	Air Methods Corp.	6,878
423	Amsurg Corp. *	14,847
295	Bio-Reference Labs, Inc. *	8,481
403	Ensign Group, Inc.	14,194
192	IPC The Hospitalist Co., Inc. *	9,861
166	Magellan Health Services, Inc. *	9,309
587	Select Medical Holdings Corp.	4,813
506	Vanguard Health Systems, Inc. *	10,494
		78,877
	HOLDING COMPANIES - 0.2%
527	Primoris Services Corp.	10,392

	HOME BUILDERS - 0.2%
188	Thor Industries, Inc.	9,246

	HOME FURNISHINGS - 0.4%
270	Ethan Allen Interiors, Inc.	7,776
408	La-Z-Boy, Inc.	8,270
301	Select Comfort Corp. *	7,543
		23,589
	HOUSEHOLD PRODUCTS - 0.3%
215	Tumi Holdings, Inc. *	5,160
217	WD-40 Co.	11,822
		16,982
	INSURANCE - 2.1%
600	Employers Holdings, Inc.	14,670
644	Horace Mann Educators Corp.	15,701
507	Kemper Corp.	17,365
444	Primerica, Inc.	16,623
195	RLI Corp.	14,900
614	Selective Insurance Group, Inc.	14,134
281	StanCorp Financial Group, Inc.	13,884
770	Symetra Financial Corp.	12,312
		119,589
	INTERNET - 1.6%
148	Blue Nile, Inc. *	5,591
169	BroadSoft, Inc. *	4,664
789	Dice Holdings, Inc. *	7,267
348	HealthStream, Inc. *	8,811
126	Liquidity Services, Inc. *	4,368
531	NIC, Inc.	8,777
112	OpenTable, Inc. *	7,162
740	Perficient, Inc. *	9,872
660	Sapient Corp. *	8,620
195	SPS Commerce, Inc. *	10,725
213	Stamps.com, Inc. *	8,390
101	Zillow, Inc. - Cl. A *	5,686
		89,933
	INVESTMENT COMPANIES - 1.3%
1,350	BlackRock Kelso Capital Corp.	12,636
1,496	Fifth Street Finance Corp.	15,633
307	Main Street Capital Corp.	8,500
1,260	PennantPark Investment Corp.	13,923
717	Solar Capital Ltd.	16,556
305	Triangle Capital Corp.	8,391
		75,639
	IRON/STEEL - 0.1%
522	Commercial Metals Co.	7,710

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	LEISURE TIME - 0.2%
166	Life Time Fitness, Inc. *	$ 8,318
171	WMS Industries, Inc. *	4,362
		12,680
	LODGING - 0.1%
311	Ameristar Casinos, Inc.	8,176

	MACHINERY-CONSTRUCTION & MINING - 0.1%
256	Astec Industries, Inc.	8,778

	MACHINERY-DIVERSIFIED - 1.3%
275	Applied Industrial Technologies, Inc.	13,291
104	Chart Industries, Inc. *	9,785
227	Cognex Corp.	10,265
440	Columbus McKinnon Corp.*	9,381
120	DXP Enterprises, Inc. *	7,992
100	Lindsay Corp.	7,498
137	NACCO Industries, Inc. - Cl. A	7,847
210	Tennant Co.	10,137
		76,196
	MEDIA - 1.0%
1,009	Belo Corporation - Cl. A	14,076
3,596	Crown Media Holdings, Inc. - Cl. A *	8,882
494	LIN TV Corp. - Cl. A*	7,558
296	Meredith Corp.	14,119
402	Sinclair Broadcast Group, Inc. - Cl. A	11,811
		56,446
	METAL FABRICATE & HARDWARE - 1.0%
208	CIRCOR International, Inc.	10,579
153	Haynes International, Inc.	7,324
203	Mueller Industries, Inc.	10,237
259	RBC Bearings, Inc. *	13,455
241	Sun Hydraulics Corp.	7,538
285	Worthington Industries, Inc.	9,037
		58,170
	MINING - 0.7%
388	Allied Nevada Gold Corp. *	2,514
276	AMCOL International Corp.	8,746
324	Gold Resource Corp.	2,822
192	Kaiser Aluminum Corp.	11,892
292	Materion Corp.	7,910
458	Stillwater Mining Co. *	4,919
182	US Silica Holdings, Inc.	3,782
		42,585
	MISCELLANEOUS MANUFACTURING - 2.0%
133	American Railcar Industries, Inc.	4,457
148	AZZ, Inc.	5,707
550	Blount International, Inc. *	6,501
274	EnPro Industries, Inc. *	13,908
423	GP Strategies Corp. *	10,076
528	Hillenbrand, Inc.	12,519
563	John Bean Technologies Corp.	11,829
183	LSB Industries, Inc. *	5,565
154	Movado Group, Inc.	5,210
597	Myers Industries, Inc.	8,961
173	Polypore International, Inc. *	6,972
99	Proto Labs, Inc. *	6,432
326	Raven Industries, Inc.	9,773
116	Sturm Ruger & Co., Inc.	5,573
		113,483
	OFFICE FURNISHINGS - 0.4%
364	Herman Miller, Inc.	9,853
549	Knoll, Inc.	7,801
562	Steelcase, Inc. - Cl. A	8,194
		25,848

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	OIL & GAS - 0.2%
288	Stone Energy Corp. *	$ 6,345
406	Swift Energy Co. *	4,868
		11,213
	OIL & GAS SERVICES - 1.5%
368	C&J Energy Services, Inc. *	7,128
484	Flotek Industries, Inc. *	8,683
55	Geospace Technologies Corp. *	3,799
155	Hornbeck Offshore Services, Inc. *	8,293
964	ION Geophysical Corp. *	5,803
425	Matrix Service Co. *	6,622
764	Newpark Resources, Inc. *	8,396
582	Pioneer Energy Services Corp. *	3,853
201	SEACOR Holdings, Inc.	16,693
501	Tesco Corp. *	6,638
356	Thermon Group Holdings, Inc. *	7,262
		83,170
	PHARMACEUTICALS - 1.2%
556	Akorn, Inc. *	7,517
210	Hi-Tech Pharmacal Co., Inc.	6,972
490	Impax Laboratories, Inc. *	9,776
248	Neogen Corp. *	13,779
668	PharMerica Corp. *	9,258
79	Questcor Pharmaceuticals, Inc.	3,591
437	Santarus, Inc. *	9,199
151	USANA Health Sciences, Inc. - Cl. A*	10,929
		71,021
	REAL ESTATE - 0.3%
223	Alexander & Baldwin, Inc. *	8,864
389	HFF, Inc. - Cl. A	6,913
		15,777
	RETAIL - 6.7%
299	AFC Enterprises, Inc. *	10,746
188	America's Car-Mart, Inc. *	8,129
248	ANN, Inc. *	8,234
235	Asbury Automotive Group, Inc. *	9,424
258	BJ's Restaurants, Inc. *	9,572
303	Bob Evans Farms, Inc.	14,235
103	Buffalo Wild Wings, Inc. *	10,110
145	Cash America International, Inc.	6,592
324	Cato Corp. - Cl. A	8,087
376	Cheesecake Factory, Inc.	15,751
166	Cracker Barrel Old Country Store, Inc.	15,714
1,796	Denny's Corp. *	10,094
128	DineEquity, Inc.	8,815
273	Express, Inc. *	5,725
347	Ezcorp, Inc. - Cl. A*	5,857
222	First Cash Financial Services, Inc. *	10,925
210	Francesca's Holdings Corp. *	5,836
764	Fred's, Inc. - Cl. A	11,834
141	Genesco, Inc. *	9,446
171	Group 1 Automotive, Inc.	11,000
420	Haverty Furniture Co., Inc.	9,664
212	Hibbett Sports, Inc. *	11,766
379	Jack in the Box, Inc. *	14,891
183	Jos A Bank Clothiers, Inc. *	7,562
444	Krispy Kreme Doughnuts, Inc. *	7,748
194	Lithia Motors, Inc. - Cl. A	10,342
92	Lumber Liquidators Holdings, Inc. *	7,164
184	Mattres Firm Holding Corp. *	7,415

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	RETAIL (Continued) - 6.7%
191	Papa John's International, Inc. *	$ 12,486
451	PC Connection, Inc.	6,968
140	Red Robin Gourmet Burgers, Inc. *	7,725
305	Rue21, Inc. *	12,691
330	Rush Enterprises, Inc. - Cl. A *	8,168
405	Shoe Carnival, Inc.	9,724
335	Sonic Automotive, Inc. - Cl. A	7,082
755	Sonic Corp. *	10,993
606	Texas Roadhouse, Inc.	15,162
259	Vera Bradley, Inc. *	5,610
129	Vitamin Shoppe, Inc. *	5,784
255	Zumiez, Inc. *	7,331
		382,402
	SAVINGS & LOANS - 3.6%
1,130	Astoria Financial Corp.	12,181
1,314	Beneficial Mutual Bancorp, Inc. *	11,038
629	Berkshire Hills Bancorp, Inc.	17,461
1,669	Brookline Bancorp, Inc.	14,487
2,111	Capitol Federal Financial, Inc.	25,628
573	EverBank Financial Corp.	9,489
797	Investors Bancorp, Inc.	16,801
1,190	Kearny Financial Corp. *	12,483
1,360	Northfield Bancorp, Inc.	15,939
1,508	Northwest Bancshares, Inc.	20,373
1,077	Oritani Financial Corp.	16,887
1,024	Provident Financial Services, Inc.	16,159
842	Washington Federal, Inc.	15,897
		204,823
	SEMICONDUCTORS - 1.8%
308	Cabot Microelectronics Corp. *	10,167
199	Cirrus Logic, Inc. *	3,455
401	Diodes, Inc. *	10,414
985	Entegris, Inc. *	9,249
673	Kulicke & Soffa Industries, Inc. *	7,443
369	MKS Instruments, Inc.	9,793
340	Monolithic Power Systems, Inc.	8,197
1,066	Photronics, Inc. *	8,592
638	QLogic Corp. *	6,099
224	Silicon Laboratories, Inc. *	9,276
185	Ultratech, Inc. *	6,793
183	Veeco Instruments, Inc. *	6,482
499	Volterra Semiconductor Corp. *	7,046
		103,006
	SOFTWARE - 3.5%
496	Acxiom Corp. *	11,249
304	Advent Software, Inc. *	10,658
189	Computer Programs & Systems, Inc.	9,287
549	CSG Systems International, Inc. *	11,913
322	Ebix, Inc.	2,982
342	EPAM Systems, Inc. *	9,296
728	EPIQ Systems, Inc.	9,806
203	Fair Isaac Corp.	9,303
553	InnerWorkings, Inc. *	6,000
382	Mantech International Corp. - Cl. A	9,978
140	Medidata Solutions, Inc. *	10,843
68	MicroStrategy, Inc. - Cl. A *	5,913
359	Monotype Imaging Holdings, Inc.	9,122
497	Omnicell, Inc. *	10,213
397	PDF Solutions, Inc. *	7,317
204	PROS Holdings, Inc. *	6,110
263	Quality Systems, Inc.	4,921
193	Synchronoss Technologies, Inc. *	5,958
376	SYNNEX Corp. *	15,897
379	Tangoe, Inc. *	5,848
See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	SOFTWARE (Continued) - 3.5%
196	Tyler Technologies, Inc. *	$ 13,436
340	Verint Systems, Inc. *	12,060
		198,110
	STORAGE/WAREHOUSING - 0.4%
238	Mobile Mini, Inc. *	7,890
819	Wesco Aircraft Holdings, Inc. *	15,209
		23,099
	TELECOMMUNICATIONS - 1.8%
923	8x8, Inc. *	7,606
334	ADTRAN, Inc.	8,220
168	Atlantic Tele-Network, Inc.	8,343
516	CalAmp Corp. *	7,534
515	Comtech Telecommunications Corp.	13,848
152	InterDigital, Inc.	6,787
1,129	Iridium Communications, Inc. *	8,761
308	Ixia *	5,667
221	NETGEAR, Inc. *	6,749
240	Plantronics, Inc.	10,541
608	Polycom, Inc. *	6,408
713	Premiere Global Services, Inc. *	8,606
227	Ubiquiti Networks, Inc.	3,982
		103,052
	TEXTILES - 0.2%
138	UniFirst Corp.	12,593

	TRANSPORTATION - 2.7%
155	Atlas Air Worldwide Holdings, Inc. *	6,783
276	CAI International, Inc. *	6,505
382	Celadon Group, Inc.	6,972
199	Con-way, Inc.	7,753
474	Echo Global Logistics, Inc. *	9,238
252	Forward Air Corp.	9,647
1,007	Heartland Express, Inc.	13,967
270	Hub Group, Inc. - Cl. A *	9,833
751	Knight Transportation, Inc.	12,632
741	Marten Transport Ltd.	11,604
401	Matson, Inc.	10,025
304	Roadrunner Transportation Systems, Inc. *	8,463
358	Saia, Inc. *	10,729
370	Swift Transportation Co. *	6,120
639	UTi Worldwide, Inc.	10,524
490	Werner Enterprises, Inc.	11,843
		152,638
	TRUCKING & LEASING - 0.3%
206	Greenbrier Cos., Inc. *	5,020
236	TAL International Group, Inc.	10,283
		15,303
	WATER - 0.6%
280	American States Water Co.	15,028
856	California Water Service Group	16,701
		31,729

	TOTAL COMMON STOCK (Cost- $4,602,786)	5,065,792

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
58,838	AIM STIT - Liquid Assets Portfolio, 0.09% **	58,838
	TOTAL SHORT-TERM INVESTMENTS (Cost - $58,838)

	TOTAL INVESTMENTS - 89.7% (Cost- $4,661,624) (a)	$ 5,124,630
	OTHER ASSETS LESS LIABILITIES - 10.3%	588,790
	NET ASSETS - 100.0%	$ 5,713,420

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,662,072 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 551,392
	Unrealized depreciation		(88,834)
	Net unrealized appreciation		$ 462,558

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
1	Russell Mini Future, Sep 2013	$ 97,470	$ 2,330
TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	COMMON STOCK - 98.0%
	ADVERTISING - 0.5%
431	Dentsu, Inc.	$ 14,888
374	IPSOS	14,095
477	JC DECAUX SA	12,992
		41,975
	AEROSPACE/DEFENSE - 0.7%
238	European Aeronautic Defence and Space Co. NV	12,704
768	Kongsberg Gruppen ASA	13,845
183	MTU Aero Engines Holding AG	17,626
742	Saab AB - Cl. B	14,085
		58,260
	AGRICULTURE - 1.6%
495	British American Tobacco PLC	25,292
139,953	CP Pokphand Co. Ltd.	13,894
9,279	First Resources Ltd.	12,987
176,488	GMG Global Ltd.	14,612
34,541	Golden Agri-Resources Ltd.	15,252
19,535	Indofood Agri Resources Ltd.	15,019
435	Japan Tabacco, Inc.	15,354
477	Swedish Match AB	16,830
		129,240
	APPAREL - 1.3%
190	Adidas AG	20,532
345	Gerry Weber International AG	14,574
123	Hugo Boss AG	13,525
1,252	Prada SpA	11,364
6,441	Stella International Holdings Ltd.	17,771
90	Tod's SpA	12,704
6,002	Yue Yuen Industrial Holdings Ltd.	15,554
		106,024
	AUTO MANUFACTURERS - 2.8%
154	Bayerische Motoren Werke AG	13,447
853	Daihatsu Motor Co. Ltd.	16,149
249	Daimler AG	15,045
1,063	Fiat Industrial SpA	11,834
1,803	Fiat SpA *	12,585
863	Fuji Heavy Industries Ltd.	21,249
1,336	Hino Motors Ltd.	19,589
402	Honda Motor Co. Ltd.	14,918
2,319	Isuzu Motors Ltd.	15,857
1,443	Nissan Motor Co. Ltd.	14,604
702	Scania AB - Cl. B	13,971
671	Suzuki Motor Corp.	15,454
361	Toyota Motor Corp.	21,776
73	Volkswagen AG	14,209
959	Volvo AB - Cl. B	12,762
		233,449
	AUTO PARTS & EQUIPMENT - 2.3%
390	Aisin Seiki Co. Ltd.	14,905
1,008	Brembo SpA	17,963
487	Bridgestone Corp.	16,577
112	Continental AG	14,936
361	Denso Corp.	16,959
377	ElringKlinger AG	12,564
462	Mekonomen AB	13,967
245	Nokian Renkaat OYJ	9,971
329	NORMA Group AG	11,905
1,148	Pirelli & C. SpA	13,273
1,104	Sumitomo Electric Industries Ltd.	13,186
505	Toyota Industries Corp.	20,648
230	Valeo SA	14,435
		191,289

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	BANKS - 6.9%
456	Aareal Bank AG *	$ 10,609
12,516	Banca Carige SpA *	7,545
733	Banca Generali SpA	15,778
1,379	Banco Santander SA	8,786
2,788	Bank Hapoalim BM *	12,616
3,357	Bank Leumi Le-Israel BM *	11,160
4,418	Bank of Yokohama Ltd.	22,780
182	BNP Paribas SA	9,930
2,712	CaixaBank	8,323
3,637	Chiba Bank Ltd.	24,759
1,907	Comdirect Bank AG	19,116
2,087	Credito Emiliano SpA	9,885
744	Danske Bank *	12,706
2,616	DBS Group Holdings Ltd.	31,973
973	DNB ASA	14,025
1,018	First International Bank of Israel Ltd.	14,477
1,940	HSBC Holdings PLC	20,075
7,140	Israel Discount Bank Ltd. - Cl. A *	11,986
3,097	Mitsubishi UFJ Financial Group, Inc.	19,087
1,391	Mizrahi Tefahot Bank Ltd. *	13,949
7,145	Mizuho Financial Group, Inc.	14,822
2,084	Natixis	8,711
1,467	Nordea Bank AB	16,305
3,769	Oversea-Chinese Banking Corp. Ltd.	29,719
866	Pohjola Bank PLC - Cl. A	12,708
4,390	Resona Holdings, Inc.	21,353
2,537	Shizuoka Bank Ltd.	27,312
1,511	Skandinaviska Enskilda Banken AB - Cl. A	14,353
2,251	SpareBank 1 SMN	17,155
2,320	SpareBank 1 SR Bank ASA	18,061
439	Sumitomo Mitsui Financial Group, Inc.	20,115
3,024	Sumitomo Mitsui Trust Holdings, Inc.	14,100
432	Svenska Handelsbanken AB - Cl. A	17,234
656	Swedbank AB - Cl. A	14,951
1,753	United Overseas Bank Ltd.	27,452
		573,916
	BEVERAGES - 0.9%
185	Anheuser-Busch InBev NV	16,445
971	Asahi Group Holdings Ltd.	24,065
2,155	Davide Campari-Milano SpA	15,588
257	Heineken NV	16,352
		72,450
	BUILDING MATERIALS - 0.6%
84	Geberit AG	20,796
203	Imerys SA	12,421
845	Nibe Industrier AB - Cl. B	13,186
		46,403
	CHEMICALS - 2.9%
3,390	Asahi Kasei Corp.	22,395
171	BASF SE	15,254
121	Brenntag AG	18,354
837	Clariant AG *	11,816
1,129	Frutatom Industries Ltd.	17,041
1,051	Israel Chemicals Ltd.	10,375
394	K+S AG	14,547
285	Koninklijke DSM NV	18,544
162	Lanxess AG	9,745
107	Linde AG	19,937
271	Nitto Denko Corp.	17,412
477	Novozymes A/S - Cl. B	15,245
294	Shin-Etsu Chemical Co. Ltd.	19,482
520	Symrise AG	21,027
344	Yara International ASA	13,655
		244,829

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	COMMERCIAL SERVICES - 3.0%
808	Abertis Infraestructuras SA	$ 14,073
232	Adecco SA	13,201
1,543	Ashtead Group PLC.	15,112
1,002	Autostrada Torino-Milano SpA *	11,390
781	Atlantia SpA	12,720
131	Bertrandt AG	14,051
19,374	CWT Ltd.	21,846
7,751	Ezion Holdings Ltd.	12,957
579	Hamburger Hafen und Logistik AG	12,372
1,000	Intrum Justitia AB	20,376
926	Loomis AB - Cl. B	17,668
1,956	Prosegur Cia de Seguridad SA	10,678
1,068	Ramirent OYJ	9,218
1,711	Securitas AB - Cl. B	14,871
73,612	Shenzhen International Holdings Ltd.	9,111
6,505	SIA Engineering Co. Ltd.	25,852
601	Wirecard AG	16,334
		251,830
	COMPUTERS - 0.6%
384	Alten SA	13,092
917	Indra Sistemas SA	11,849
218	Ingenico	14,508
233	Wincor Nixdorf AG	12,617
		52,066
	COSMETICS - 0.3%
662	Kao Corp.	22,500

	DISTRIBUTION/WHOLESALE - 1.6%
7,769	Digital China Holdings Ltd.	9,285
1,785	ITOCHU Corp.	20,582
423	Jardine Cycle & Carriage Ltd.	14,179
2,597	Marubeni Corp.	17,340
940	Mitsubishi Corp.	16,083
1,373	Mitsui & Co. Ltd.	17,228
1,846	Sumitomo Corp.	22,996
709	Toyota Tsusho Corp.	18,257
		135,950
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
16,957	ARA Asset Management Ltd.	23,265
708	Azimut Holding SpA	12,874
533	Bolsas y Mercados Espanoles SA	13,035
8,961	COSCO Pacific Ltd.	11,646
270	Deutsche Boerse AG	17,747
16,802	Far East Horizon Ltd.	10,615
971	Hong Kong Exchanges and Clearing Ltd.	14,660
14,559	Hong Leong Finance Ltd.	29,274
117	Japan Exchange Group, Inc.	11,806
1,757	MLP AG	10,679
2,050	Nomura Holdings, Inc.	15,091
2,969	ORIX Corp.	40,514
4,511	Singapore Exchange Ltd.	25,006
31,898	UOB-Kay Hian Holdings Ltd.	41,250
		277,462
	ELECTRIC - 1.8%
2,028	ACEA SpA	16,910
4,905	EDP - Energias de Portugal SA	15,779
538	Endesa SA *	11,475
3,289	Enel SpA	10,303

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	ELECTRIC (Continued) - 1.8%
804	Fortum OYJ	$ 15,049
1,997	Iberdrola SA	10,528
11,489	Infratil Ltd.	19,713
267	Red Electrica Corp SA	14,663
8,169	Redes Energeticas Nacionais SGPS SA	23,392
646	Verbund AG	12,251
		150,063
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
2,739	Hitachi Ltd.	17,570
391	Legrand SA	18,113
255	Leoni AG	12,680
269	Nidec Corp.	18,746
592	Prysmian SpA	11,042
252	Solar Technology AG	7,511
		85,662
	ELECTRONICS - 1.9%
534	Axis Communications AB	13,120
1,261	Hoya Corp.	26,020
72	Keyence Corp.	22,949
215	Kyocera Corp.	21,868
4,494	Premier Farnell PLC	13,774
590	Rexel SA	13,252
4,555	Venture Corp. Ltd.	26,076
6,035	WBL Corp. Ltd.	21,176
		158,235
	ENERGY-ALTERNATE SOURCES - 0.2%
6,320	Enel Green Power SpA	13,103

	ENGINEERING & CONSTRUCTION - 3.6%
819	ABB Ltd. *	17,749
2,587	Abengoa SA	6,389
481	AF AB - Cl. B	12,117
564	Aker Solutions ASA	7,640
569	Arcadis NV	15,269
166	Bilfinger SE	15,266
380	Bouygues SA	9,686
276	Fraport AG Frankfurt Airport Services Worldwide	16,674
628	JGC Corp.	22,578
562	JM AB	11,785
573	Leighton Holdings Ltd.	8,102
340	Obrascon Huarte Lain SA	11,557
2,699	Peab AB	13,035
9,296	SATS Ltd.	24,116
4,913	SembCorp Industries Ltd.	19,176
5,071	Shikun & Binui Ltd.	11,218
7,541	Singapore Technologies Engineering Ltd.	24,915
989	Skanska AB - Cl. B	16,312
287	Tecnicas Reunidas SA	13,167
7,000	United Engineers Ltd.	13,358
572	YIT OYJ	9,807
		299,916
	ENTERTAINMENT - 0.9%
460	Betsson AB *	11,588
14,246	Genting Singapore PLC	14,828
736	Gtech Spa	18,396
852	OPAP SA	7,121
140	Oriental Land Co. Ltd.	21,627
		73,560
	ENVIRONMENTAL - 0.4%
18,171	Hyflux Ltd.	17,910
1,391	Tomra Systems ASA	11,741
		29,651

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	FOOD - 4.2%
2,526	Austevoll Seafood ASA	$ 14,490
504	Axfood AB	20,957
519	Chr Hansen Holding A/S	17,745
1,962	Distribuidora Internacional de Alimentacion SA	14,817
914	Ebro Foods SA	18,747
770	Jeronimo Martins SGPS SA	16,204
464	Kesko OYJ - B Shares	12,882
1,631	Koninklijke Ahold NV	24,242
9,880	Olam International Ltd.	12,777
869	Osem Investments Ltd.	18,145
6,129	Parmalat SpA	19,120
1,243	Salmar ASA *	12,630
626	Seven & I Holdings Co. Ltd.	22,852
1,007	Strauss Group Ltd.	15,385
458	Suedzucker AG	14,165
3,980	Super Group Ltd.	13,965
636	Unilever PLC	25,688
284	Viscofan SA	14,208
6,022	Wilmar International Ltd.	14,958
417	Yakult Honsha Co Ltd.	17,260
2,216	Yeo Hiap Seng Ltd.	4,630
		345,867
	FOREST PRODUCTS - 0.8%
1,234	BillerudKorsnas AB	11,594
653	Holmen AB	17,467
5,219	Portucel SA	16,620
735	Smurfit Kappa Group PLC	12,257
1,858	Stora Enso OYJ - Cl. B	12,437
		70,375
	GAS - 1.1%
620	Enagas SA	15,300
570	Gas Natural SDG SA	11,476
5358	Osaka Gas Co. ltd.	22,608
3,687	Snam SpA	16,773
4,087	Tokyo Gas Co. Ltd.	22,555
		88,712
	HAND/MACHINE TOOLS - 1.2%
445	Gildemeister AG	9,911
353	Konecranes OYJ	10,053
313	KUKA AG	13,216
313	Makita Corp.	16,895
873	Sandvik AB	10,375
166	Schindler Holding AG	23,083
98	SMC Corp.	19,659
		103,192
	HEALTHCARE PRODUCTS - 2.9%
18,285	Biosensors International Group Ltd. *	15,499
574	Carl Zeiss Meditec AG	19,025
414	Coloplast A/S - Cl. B	23,180
387	DiaSorin SpA	15,428
1,105	Elekta AB - Cl. B	16,702
173	Fresenius SE & Co KGaA	21,297
559	Getinge AB - Cl. B	16,882
363	Luxottica Group SpA	18,326
1,272	Nobel Biocare Holding AG *	15,456
2,594	Smith & Nephew PLC	28,929
5,728	Sorin SpA *	14,518
305	Sysmex Corp.	19,934
366	Terumo Corp.	18,189
		243,365
	HEALTHCARE SERVICES - 0.7%
330	Fresenius Medical Care AG & Co. KGaA	23,390
8,349	Raffles Medical Group Ltd.	20,672
459	Rhoen Klinikum AG	10,572
		54,634

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	HOLDINGS COMPANIES - 1.4%
471	Exor SpA	$ 13,909
396	GEA Group AG	14,016
6,061	Haw Par Corp. Ltd.	34,554
2,838	Keppel Corp. Ltd.	23,273
15,004	Noble Group Ltd.	11,476
1,966	Wharf Holdings Ltd.	16,527
		113,755
	HOME BUILDERS - 0.5%
1,849	Sekisui House Ltd.	26,702
34,189	Ying Li International Real Estate Ltd. *	11,457
		38,159
	HOME FURNISHINGS - 0.4%
694	De'Longhi SpA	10,834
569	Electrolux AB - Cl. B	14,284
11,234	TCL Multimedia Technology Holdings Ltd.	6,634
		31,752
	HOUSEHOLD PRODUCTS - 0.7%
12,132	OSIM International Ltd.	18,798
338	Reckitt Benckiser Group PLC	23,837
146	Societe BIC SA	14,612
		57,247
	INSURANCE - 4.1%
1,965	Aegon NV	13,126
110	Allianz SE	16,049
653	Assicurazioni Generali SpA	11,390
2,895	Aviva PLC	14,917
816	CNP Assurances	11,694
1,187	Gjensidige Forsikring ASA	17,382
1,609	Great Eastern Holdings Ltd.	22,114
489	Grupo Catalana Occidente SA	10,805
223	Hannover Rueckversicherung SE	16,035
1,516	Lancashire Holdings Ltd.	18,218
2,533	Mapfre SA	8,238
101	Muenchener Rueckversicherungs AG	18,563
9,035	RSA Insurance Group PLC	16,313
536	Sampo - Cl. A	20,859
706	SCOR SE	21,634
1,067	Sony Financial Holdings, Inc.	16,838
2,197	Storebrand ASA *	10,550
259	Swiss Re AG	19,239
261	Tryg A/S	21,481
324	Vienna Insurance Group AG	15,028
80	Zurich Insurance Group AG	20,710
		341,183
	INTERNET - 0.7%
1,208	Atea ASA	12,126
89	Iliad SA	19,221
32	Yahoo Japan Corp.	15,758
676	Yoox SpA *	14,507
		61,612
	IRON/STEEL - 0.1%
2,376	Ferrexpo PLC	4,798

	LEISURE TIME - 0.3%
253	Shimano, Inc.	21,453

	LODGING - 1.4%
2,124	City Developments Ltd.	17,921
29,358	GuocoLeisure Ltd.	18,172
6,108	Hotel Properties Ltd.	15,268
665	Intercontinental Hotels Group PLC	18,243
1,175	Melia Hotels International SA	8,904
2,432	Millennium & Copthorne Hotels PLC	20,701
7,052	Overseas Union Enterprise Ltd.	15,792
		115,001

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value

	MACHINERY CONSTRUCTION & MINING - 1.0%
511	Atlas Copco AB - Cl. B	$ 12,267
501	Danieli & C Officine Meccaniche SpA	11,676
2,603	Duro Felguera SA	16,748
570	Komatsu Ltd.	13,162
1,679	Mitsubishi Electric Corp.	15,708
1,281	Outotec OYJ	15,335
		84,896
	MACHINERY DIVERSIFIED - 1.9%
266	Alstom SA	8,699
206	Andritz AG	10,556
218	Duerr AG	13,135
97	FANUC Corp.	14,047
193	FLSmidth & Co. A/S	8,775
462	Hexagon AB - Cl. B	12,276
1,807	Interpump Group SpA	16,089
226	Kone OYJ - Cl. B	17,934
1,558	Kubota Corp.	22,719
266	Metso OYJ	9,031
244	Rheinmetall AG	11,356
992	Zardoya Otis SA	14,042
		158,659
	MEDIA - 1.9%
411	Axel Springer AG	17,509
1,734	British Sky Broadcasting Group PLC	20,838
182	Kabel Deutschland Holding AG	19,961
1,288	Mediaset Espana Comunicacion SA *	11,200
29,817	Phoenix Satellite Television Holdings Ltd.	10,572
3,819	Seven West Media Ltd.	6,641
10,521	Singapore Press Holdings Ltd.	34,594
928	Wolters Kluwer NV	19,607
3,164	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	15,258
		156,180
	METAL FABRICATE - 0.9%
414	Assa Abloy AB - Cl. B	16,123
229	Aurubis AG	12,266
242	Hoganis AB - Cl. B	11,476
639	Metka SA	8,223
580	SKF AB - Cl. B	13,503
210	Vallourec SA	10,611
		72,202
	MINING - 0.5%
823	Boliden AB	10,141
2,618	Glencore International PLC	10,811
242	Rio Tinto Ltd.	11,599
908	Sumitomo Metal Mining Co. Ltd.	10,113
		42,664
	MISCELLANEOUS MANUFACTURING - 1.5%
660	Alfa Laval AB	13,399
776	FUJIFILM Holdings Corp.	17,075
243	Hexpol AB	15,736
1,458	Invensys PLC	9,128
304	NKT Holding A/S	11,030
495	RHI AG	17,211
182	Siemens AG	18,369
964	Trelleborg AB - Cl. B	14,385
268	Wartsila OYJ Abp	11,645
		127,978
	OFFICE/BUSINESS EQUIPMENT - 0.1%
383	Canon, Inc.	12,477

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	OIL & GAS - 1.2%
5,076	Afren PLC *	$ 9,974
3,215	Aurora Oil & Gas Ltd. *	8,562
851	BG Group PLC	14,442
587	Eni SpA	12,040
357	OMV AG	16,102
421	Repsol SA	8,870
811	Statoil ASA	16,654
324	Total SA	15,795
		102,439
	OIL & GAS SERVICES - 0.9%
8,875	CIMC Enric Holdings Ltd.	13,800
325	Fred Olsen Energy ASA	12,784
728	Petroleum Geo-Services ASA	8,829
263	Saipem SpA	4,270
549	Subsea 7 SA	9,582
138	Technip SA	13,993
351	TGS Nopec Geophysical Co. ASA	10,153
		73,411
	PACKAGING - 0.4%
318	Gerresheimer AG	18,393
951	Huhtamaki OYJ	17,639
		36,032
	PHARMACEUTICALS - 5.5%
389	Actelion Ltd.	23,388
625	AstraZeneca PLC	29,540
158	Bayer AG	16,826
871	Chugai Pharmaceutical Co. Ltd.	18,034
496	Eisai Co. Ltd.	20,205
1,284	GlaxoSmithKline PLC	32,107
434	Grifols SA	15,908
424	Hisamitsu Pharmaceutical Co., Inc.	21,520
1,895	Kyowa Hakko Kirin Co. Ltd.	21,412
1,923	Meda AB - Cl. A	21,658
1,373	Mitsubishi Tanabe Pharma Corp.	17,767
450	Novartis AG	31,905
93	Novo Nordisk A/S - Cl. B	14,472
450	Ono Pharmaceutical Co. Ltd.	30,498
545	Orion OYJ - Cl. B	12,765
759	Otsuka Holdings Co. Ltd.	25,032
1,896	Recordati SpA	21,009
158	Sanofi	16,351
855	Shionogi & Co. Ltd.	17,823
534	Shire PLC	16,893
19,716	Sino Biopharmaceutical	12,786
284	Taisho Pharmaceutical Holdings Co. Ltd.	20,135
		458,034
	REAL ESTATE - 5.9%
1,021	CA Immobilien Anlagen AG *	11,755
6,776	CapitaLand Ltd.	16,456
12,141	CapitaMalls Asia Ltd.	17,471
278	Daito Trust Construction Co. Ltd.	26,176
495	Deutsche Euroshop AG	19,672
905	Deutsche Wohnen AG	15,345
2,237	Fastighets AB Balder - Cl. B *	16,078
1,184	Gazit-Globe Ltd.	15,451
51,177	Gemdale Properties and Investment Corp. Ltd. *	6,532
8,199	Global Logistic Properties Ltd.	17,779
445	GSW Immobilien AG	17,193
10,809	GuoccoLand Ltd.	17,387
12,236	Ho Bee Investment Ltd.	19,007
1,631	Hufvudstaden AB - Cl. A	19,384
3,916	IMMOFINANZ AG *	14,608
6,139	Keppel Land Ltd.	16,216
444	Lunbergforetagen AB - Cl. B	16,778
572	Mitsubishi Estate Co. Ltd.	15,213

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	REAL ESTATE (Continued) - 5.9%
571	Mitsui Fudosan Co. Ltd.	$ 16,773
43,779	Oxley Holdings Ltd.	12,255
333	PSP Swiss Property AG	28,782
3,125	Sponda OYJ	14,704
417	Sumitomo Realty & Development Co. Ltd.	16,609
1,457	TAG Immobilien AG	15,872
3,866	UOL Group Ltd.	20,485
1,331	Wallenstam AB - Cl. B	17,328
1,193	Wihlborgs Fastigheter AB	17,591
11,112	Wing Tai Holdings Ltd.	17,962
12,450	Yanlord Land Group Ltd.	12,075
		488,937
	RETAIL - 3.0%
2,900	Aeon Co. Ltd.	38,024
2,369	Amplifon SpA	11,843
4,345	China Resources Enterprise Ltd.	13,669
1,113	Clas Ohlson AB - Cl. B	14,638
112	Dufry AG *	13,562
254	Feilmann AG	26,511
540	Hennes & Mauritz AB - Cl. B	17,637
97	Inditex SA	11,957
1,022	JUMBO SA *	10,096
274	Lawson, Inc.	20,888
9,692	Mah Wah Holdings Ltd.	12,158
350	Pandora A/S	11,845
14,219	Parkson Retail Asia Ltd.	18,500
450	Salvatore Ferragamo Italia SpA	13,997
13,885	Sonae	13,193
		248,518
	SEMICONDUCTORS - 0.9%
107	AMS AG	7,892
1,000	ARM Holdings PLC	12,063
393	ASM International NV	13,246
1,335	ASM Pacific Technology Ltd.	14,708
143	ASML Holding NV	11,268
658	Dialog Semiconductor PLC *	8,226
1,243	Infineon Technologies AG	10,389
		77,792
	SHIPBUILDING - 0.6%
25,614	Cosco Corp. Singapore Ltd.	15,047
5,978	SembCorp Marine Ltd.	20,363
13,851	Vard Holdings Ltd.	11,905
		47,315
	SOFTWARE - 1.0%
612	Amadeus IT Holding SA - Cl. A	19,533
185	Dassault Systemes SA	22,599
477	Oracle Corp. Japan	19,767
213	SAP AG	15,576
271	Software AG	8,100
		85,575
	TELECOMMUNICATIONS - 6.1%
793	Belgacom SA	17,765
9,895	Bezeq The Israeli Telecommunication Corp. Ltd.	13,212
4,355	BT Group PLC	20,431
2,291	China Mobile Ltd.	23,926
7,334	Colt Group SA *	11,128
948	Drillisch AG	15,834
869	Elisa OYJ	16,954
881	Freenet AG	19,215
873	GN Store Nord A/S	16,476
1,465	Jazztel PLC *	11,368
814	KDDI Corp.	42,298

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	TELECOMMUNICATIONS (Continued) - 6.1%
12,370	M1 Ltd.	$ 29,359
543	Mobistar SA	11,293
336	NICE Systems Ltd.	12,204
449	Nippon Telegraph & Telephone Corp.	23,241
17	NTT DOCOMO, Inc.	26,382
1,295	Orange SA	12,234
2,732	Portugal Telecom SGPS SA	10,618
9,009	Singapore Telecommunications Ltd.	26,781
279	Softbank Corp.	16,268
6,075	Spirent Communications PLC	12,969
6,742	StarHub Ltd.	22,222
2,616	TDC A/S	21,171
1,032	Tele2 AB - Cl. B	12,043
7,594	Telecom Corp. of New Zealand Ltd.	13,206
870	Telefonica SA *	11,134
332	Telenet Group Holding NV	15,216
3,139	TeliaSonera AB	20,342
		505,290
	TEXTILES - 0.2%
2,842	Toray Industries, Inc.	18,374

	TRANSPORTATION - 4.6%
1,600	Ansaldo STS SpA	15,462
326	Cargotec Oyj - Cl. B	8,712
214	Central Japan Railway Co.	26,141
13,911	ComfortDelGro Corp. Ltd.	20,128
838	Deutsche Post AG	20,799
765	DSV A/S	18,623
286	East Japan Railway Co.	22,206
17,265	Ezra Holdings Ltd. *	12,729
5,328	Kintetsu Corp.	23,394
174	Kuehne + Nagel International AG	19,066
2,390	Mainfreight Ltd.	19,765
2,325	Odakyu Electric Railway Co. Ltd.	22,665
491	Oesterreichische Post AG	19,146
36,619	Singapore Post Ltd.	37,537
28,962	SMRT Corp. Ltd.	32,771
4,645	Tobu Railway Co. Ltd.	23,903
3,664	Tokyo Corp.	23,947
1,358	Wilh Wilhelmsen ASA	10,594
		377,588
	TRUCKING & LEASING - 0.2%
16,121	Goodpack Ltd.	19,957

	TOTAL COMMON STOCK (Cost - $7,826,826)	8,133,256

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
87,457	AIM STIT Liquid Assets Portfolio - 0.09% **	87,457
	TOTAL SHORT-TERM INVESTMENTS (Cost - $87,457)

	TOTAL INVESTMENTS - 99.0% (Cost - $7,914,283) (a)	$ 8,220,713
	OTHER ASSETS LESS LIABILITIES - 1.0%	84,121
	NET ASSETS - 100.0%	$ 8,304,834

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,942,898 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 632,384
	Unrealized depreciation	(354,569)
	Net unrealized appreciation	$ 277,815

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013
Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
1	MSCI EAFE Index Mini, Sep 2013	$ 81,985	(2,310)
	TOTAL LONG FUTURES CONTRACTS

Portfolio Composition (Unaudited) *
Japan	22.1%
Singapore	14.8%
Germany	11.1%
Sweden	8.3%
Italy	5.8%
Britain	5.3%
Spain	4.2%
France	3.9%
Switzerland	3.3%
Hong Kong	3.0%
Other Countries	18.2%
Total	100.0%
* Based on total value of investments.
Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	COMMON STOCK - 89.1%
	ADVERTISING - 0.2%
351	Cheil Worldwide, Inc. *	$ 7,561

	AEROSPACE/DEFENSE - 0.4%
1,720	Aselsan Elektronik Sanayi Ve Ticaret AS	7,559
157	Samsung Techwin Co. Ltd.	8,963
		16,522
	AGRICULTURE - 1.9%
4,364	Astra Agro Lestari Tbk PT	8,594
570	British American Tobacco Malaysia Bhd	10,750
17,177	Charoen Pokphand Indonesia Tbk PT *	8,843
1,893	Gudang Garam Tbk PT	9,575
9,653	IOI Corp. Bhd	16,616
155	KT&G Corp.	10,070
1,908	Kuala Lumpur Kepong Bhd	13,113
666	Souza Cruz SA	8,310
		85,871
	AIRLINES - 0.2%
9,853	AirAsia BHD	9,946

	APPAREL - 0.6%
8,758	Far Eastern New Century Corp.	9,464
854	Grendene SA	7,940
11,317	Pou Chen Corp.	10,739
		28,143
	AUTO MANUFACTURERS - 1.8%
3,556	Dongfeng Motor Group Co. Ltd. - H Shares	4,750
764	Ford Otomotiv Sanayi AS	10,532
1,794	Great Wall Motor Co. Ltd. - H Shares	7,737
7,770	Guangzhou Automobile Group Co. Ltd. - H Shares	7,343
37	Hyundai Motor Co.	7,306
150	Kia Motors Corp.	8,156
1,121	Tofas Turk Otomobil Fabrikasi AS	7,001
2,615	UMW Holdings Bhd	12,081
6,466	Yulon Motor Co. Ltd.	10,352
651	Yulon Nissan Motor Co. Ltd.	5,743
		81,001
	AUTO PARTS & EQUIPMENT - 1.0%
5,046	Cheng Shin Rubber Industry Co. Ltd.	15,921
265	Halla Climate Control Corp.	8,411
28	Hyundai Mobis	6,693
51	Hyundai Wia Corp.	7,592
1,306	Weichai Power Co. Ltd. - H Shares	3,856
		42,473
	BANKS - 12.5%
17,369	Agricultural Bank of China Ltd. - H Shares	7,166
1,737	Akbank TAS	7,076
12,364	AMMB Holdings Bhd	28,716
325	Banco Bradesco SA	4,514
117,417	Banco de Chile	17,014
303	Banco do Brasil SA	3,031
214,599	Banco Santander Chile	13,257
758	Bancolombia SA	10,169
1,524	Bangkok Bank PCL	9,993
7,801	Bank Central Asia Tbk PT	7,798
74,241	Bank CIMB Niaga Tbk PT *	8,534
16,436	Bank Danamon Indonesia Tbk PT	9,611
261	Bank Handlowy w Warszawie SA	7,285
242,881	Bank Internasional Indonesia *	8,376
8,089	Bank Mandiri Persero Tbk PT	7,277
21,408	Bank Negara Indonesia Persero Tbk PT	9,202

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	BANKS (Continued) - 12.5%
7,856	Bank of Ayudhya PCL	$ 8,965
18,857	Bank of China Ltd. - H Shares	7,756
11,599	Bank of Communications Co. Ltd. - H Shares	7,477
3,374	Bank of the Philippine Islands	7,509
162	Bank Pekao SA	7,293
9,777	Bank Rakyat Indonesia Persero Tbk PT	7,574
19,520	Bank Tabungan Pensiunan Nasional Tbk PT *	8,098
4,338	BDO Unibank, Inc.	8,548
26,694	Chang Hwa Commercial Bank	14,735
14,103	China Citic Bank Corp. Ltd. - H Shares	6,509
10,952	China Construction Bank Corp. - H Shares	7,752
4,436	China Merchants Bank Co. Ltd. - H Shares	7,412
4,563	China Minsheng Banking Corp. Ltd. - H Shares	4,465
12,894	Chongqing Rural Commercial Bank - H Shares	5,469
7,006	CIMB Group Holdings Bhd	18,356
1,246	Commercial International Bank Egypt SAE	5,109
5,113	Compartamos SAB de CV	8,775
909,789	Corpbanca SA	10,521
1,036	Grupo Financiero Banorte SAB de CV - O Shares	6,152
2,852	Grupo Financiero Inbursa SAB de CV - O Shares	6,236
541	Grupo Financiero Santander Mexico SAB de CV - B Shares	1,537
3,972	Hong Leong Bank Bhd	17,470
13,155	Industrial & Commercial Bank of China Ltd. - H Shares	8,294
956	Industrial Bank of Korea	9,166
396	Itau Unibanco Holding SA	5,230
1,718	Kasikornbank PCL	10,548
10,435	Krung Thai Bank PCL	6,809
6,494	Malayan Banking Bhd	21,371
3,918	Metropolitan Bank & Trust	10,082
3,494	Philippine National Bank *	6,950
787	Powszechna Kasa Oszczednosci Bank Polski SA *	8,409
3,936	Public Bank Bhd	21,247
6,645	RHB Capital Bhd	18,146
4,119	Sberbank of Russia	11,728
1,932	Siam Commercial Bank PCL	10,682
35,729	Sociedad Matriz Banco de Chile - B Shares	12,720
9,458	Turk Ekonomi Bankasi AS *	10,784
1,539	Turkiye Garanti Bankasi AS	6,716
711	Turkiye Halk Bankasi AS	6,025
2,023	Turkiye Is Bankasi - C Shares	5,976
2,365	Turkiye Vakiflar Bankasi Tao - D Shares	5,896
5,482,131	VTB Bank OJSC	7,831
2,619	Yapi ve Kredi Bankasi AS	5,959
		553,306
	BEVERAGES - 1.7%
767	Anadolu Efes Biracilik Ve Malt Sanayii AS	11,130
1,673	Arca Continental SAB de CV	12,748
960	Cia Cervecerias Unidas SA	13,768
161	Cia de Bebidas das Americas	5,994
579	Coca-Cola Femsa SAB de CV	8,100
8,883	LT Group, Inc.	4,654
15,023	Thai Beverage PCL	6,989
1,487	Tsingtao Brewery Co. Ltd. - H Shares *	10,640
		74,023

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	BUILDING MATERIALS - 2.6%
2,073	Anhui Conch Cement Co. Ltd. - H Shares	$ 5,613
13,264	Asia Cement Corp.	16,325
7,568	BBMG Corp. - H Shares	4,654
3,632	China National Building Material Co. Ltd. - H Shares	3,254
1,297	Duratex SA	7,489
16,286	Holcim Indonesia Tbk PT	3,988
4,748	Indocement Tunggal Prakarsa Tbk PT	11,604
4,153	Lafarge Malayan Cement Bhd	13,378
5,377	Semen Indonesia Persero Tbk PT	9,191
886	Siam City Cement PCL	10,908
9,555	Taiwan Cement Corp.	11,760
12,633	Union Andina de Cementos SAA	17,256
		115,420
	CHEMICALS - 1.7%
4,141	Alpek SA de CV	8,794
34	LG Chem Ltd.	7,532
7,463	Petronas Chemicals Group Bhd	15,633
3,674	PTT Global Chemical PCL	8,149
4,358	Synthos SA	5,965
4,443	Taiwan Fertilizer Co. Ltd.	10,729
296	Ultrapar Participacoes SA	7,141
1,449	Uralkali OJSC	9,645
		73,588
	COAL - 0.7%
32,577	Adaro Energy Tbk PT	2,801
529	Banpu PCL	4,098
6,363	China Coal Energy Co. Ltd. - H Shares	3,331
2,004	China Shenhua Energy Co. Ltd. - H Shares	5,116
2,319	Indo Tambangraya Megah Tbk PT	6,525
270	Jastrzebska Spolka Weglowa SA	5,197
4,090	Tambang Batubara Bukit Asam Persero Tbk PT	5,438
		32,506
	COMMERCIAL SERVICES - 2.9%
1,017	Arteris SA	9,161
908	CCR SA	7,303
470	Cielo SA	11,901
1,370	EcoRodovias Infraestrutura e Logistica SA	9,685
1,203	Estacio Participacoes PA	8,794
5,938	International Container Terminal Services, Inc.	11,977
22,625	Jasa Marga Persero Tbk PT	13,683
12,838	Jiangsu Expressway Co. Ltd. - H Shares	13,242
465	Localiza Rent a Car SA	6,644
450	Multiplus SA	6,719
2,685	OHL Mexico SAB de CV *	6,344
610	Qualicorp SA *	4,663
148	S1 Corp.	8,138
14,589	Zhejiang Expressway Co. Ltd. - H Shares	11,888
		130,142
	COMPUTERS - 1.6%
2,637	Advantech Co. Ltd.	12,577
635	Asustek Computer, Inc.	5,464
11,258	Compal Electronics, Inc.	6,327
6,822	Lenovo Group Ltd.	6,183
6,299	Lite-On Technology Corp.	11,051
3,944	Quanta Computer, Inc.	8,550
4,243	Sonda SA	12,413
8,127	Wistron Corp.	8,200
		70,765
	COSMETICS - 0.5%
19	LG Household & Health Care Ltd.	9,283
518	Natura Cosmeticos SA	11,448
		20,731

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	DISTRIBUTION/WHOLESALE - 0.4%
2,119	Berli Jucker PCL	$ 3,406
204	Daewoo International Corp.	6,314
142	Samsung C&T Corp.	6,702
		16,422
	DIVERSIFIED FINANCIAL SERVICES - 5.1%
1,018	BM&F Bovespa SA	5,652
621	BS Financial Group, Inc.	7,857
691	CETIP SA - Mercados Organizados	7,101
2,980	CITIC Securities Co. Ltd. - H Shares	5,294
19,250	CTBC Financial Holding Co. Ltd.	11,910
686	Daewoo Securities Co. Ltd.	6,037
25,315	First Financial Holding Co. Ltd.	14,987
4,799	Haitong Securities Co. Ltd. - H Shares *	5,816
236	Hana Financial Group, Inc.	6,871
2,763	Hong Leong Financial Group Bhd	12,642
27,462	Hua Nan Financial Holdings Co. Ltd.	15,388
280	KB Financial Group, Inc.	8,385
182	Korea Investment Holdings Co. Ltd.	6,621
12,773	Mega Financial Holding Co. Ltd.	9,692
208	Samsung Card Co. Ltd.	7,085
226	Samsung Securities Co. Ltd.	9,123
253	Shinhan Financial Group Co. Ltd.	8,330
40,737	Sinar Mas Multiartha Tbk PT	20,157
34,892	Taishin Financial Holding Co. Ltd.	15,362
32,537	Taiwan Cooperative Financial Holding	18,015
714	Woori Finance Holdings Co. Ltd.	6,596
715	Woori Investment & Securities Co. Ltd.	7,043
18,992	Yuanta Financial Holding Co. Ltd.	9,882
		225,846
	ELECTRIC - 4.5%
17,844	Aboitiz Power Corp.	14,396
854	AES Tiete SA	7,631
3,349	Celsia SA	8,387
1,063	Centrais Eletricas Brasileiras SA	2,234
309	CEZ AS	7,408
381	Cia Energetica de Minas Gerais	3,415
932	CPFL Energia SA	8,619
21,026	Datang International Power Generation Co. Ltd. - H Shares *	8,512
15,262	Edegel SAA	14,977
1,235	EDP - Energias do Brasil SA	6,281
2,418	Electricity Generating PLC	10,493
9,449	Empresa Nacional de Electricidad SA	13,953
68,246	Energy Development Corp.	9,161
29,142	Enersis SA	9,643
3,477	Glow Energy PCL	8,019
1,599	Interconexion Electrica SA ESP	6,137
11,021	Isagen SA ESP *	14,186
1,430	PGE SA	6,610
5,558	Ratchaburi Electricity Generating Holding PLC	9,201
1,157	Ratchaburi Electricity Generating Holding PLC/F	1,971
4,925	Tauron Polska Energia SA	6,371
536	Tractebel Energia SA	8,421
23,463	YTL Power International Bhd	11,879
		197,905
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
2,837	Delta Electronics, Inc.	12,916
2,552	Dongfang Electric Corp. Ltd. - H Shares	3,428
2,405	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	6,059
		22,403
	ELECTRONICS - 1.0%
1,827	AAC Technologies Holdings, Inc.	10,317
2,616	Hon Hai Precision Industry Co. Ltd.	6,457
4,962	Pegatron Corp. *	8,192

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	ELECTRONICS (Continued) - 1.0%
101	Samsung Electro-Mechanics Co. Ltd.	$ 7,703
5,682	Synnex Technology International Corp.	7,419
261	TPK Holding Co. Ltd. *	4,179
		44,267
	ENERGY-ALTERNATE SOURCES - 0.2%
8,844	China Longyuan Power Group Corp. - H Shares	9,168

	ENGINEERING & CONSTRUCTION - 3.0%
2,248	Airports of Thailand PCL	12,176
7,619	China Communications Construction Co. Ltd. - H Shares *	5,963
6,389	China Railway Construction Corp. Ltd. - H Shares	5,552
13,031	China Railway Group Ltd. - H Shares	6,015
70	Daelim Industrial Co. Ltd.	5,320
987	Daewoo Engineering & Construction Co. Ltd. *	6,127
8,968	DMCI Holdings, Inc.	10,728
3,761	Enka Insaat ve Sanayi AS	9,454
10,220	Gamuda Bhd	15,329
1,650	Grupo Aeroportuario del Sureste SAB de CV - B Shares	8,347
119	GS Engineering & Construction Corp.	2,923
130	Hyundai Engineering & Construction Co. Ltd.	6,363
473	Multiplan Empreendimentos Imobiliarios SA	11,127
194	Orascom Construction Industries *	6,673
1,776	Promotora y Operadora de Infraestructura SAB de CV *	16,213
50	Samsung Engineering Co. Ltd.	3,244
		131,554
	FOOD - 5.1%
4,115	Alicorp SA	13,830
463	BIM Birlesik Magazalar AS	10,030
527	BRF SA	11,507
1,974	Cencosud SA	9,872
8,988	Charoen Pokphand Foods PCL	7,439
26	CJ CheilJedang Corp.	5,908
444	Eurocash SA	7,822
3,872	Grupo Bimbo SAB de CV Series A	11,674
1,062	Grupo Nutresa SA	13,048
9,834	Indofood CBP Sukses Makmur Tbk PT	11,993
12,954	Indofood Sukses Makmur Tbk PT	9,517
9,213	JG Summit Holdings, Inc.	8,543
314	M Dias Branco SA	11,973
44	Magnit OJSC	10,070
2,448	Organizacion Soriana SAB de CV - B Shares	9,127
8	Orion Corp.	6,676
2,557	PPB Group Bhd	11,457
5,308	Thai Union Frozen Products PCL	9,939
5,013	Tingyi Cayman Islands Holding Corp.	13,056
6,562	Uni-President Enterprises Corp.	12,782
4,138	Universal Robina Corp.	11,991
6,310	Want Want China Holdings Ltd.	8,884
		227,138
	FOREST PRODUCTS & PAPER- 0.2%
3,475	Empresas CMPC SA	10,764

	GAS - 0.6%
19,927	Perusahaan Gas Negara Persero Tbk PT	11,453
2,265	Petronas Gas Bhd	14,979
		26,432
	HEALTHCARE PRODUCTS - 0.2%
9,476	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	10,360

	HEALTHCARE SERVICES - 0.2%
1,902	Bangkok Dusit Medical Services PCL	9,629

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	HOLDINGS COMPANIES - 3.1%
9,378	Aboitiz Equity Ventures, Inc.	$ 10,914
2,904	Alfa SAB de CV - A Shares	6,942
18,620	Alliance Global Group, Inc. *	10,101
727	Ayala Corp.	9,775
60	CJ Corp.	5,963
616	Empresas COPEC SA	8,098
3,323	Grana y Montero SA	13,151
1,601	Grupo Carso SAB de CV Series A	7,593
1,448	Haci Omer Sabanci Holding AS	7,617
1,481	KOC Holding AS	7,108
10,436	MMC Corp. Bhd	8,916
770	Siam Cement PCL	11,039
6,470	Sime Darby Bhd	19,613
20,731	YTL Corp. Bhd	10,889
		137,719
	HOME BUILDERS - 0.2%
22,327	Land and Houses PCL	8,110
862	MRV Engenharia e Participacoes SA	2,569
		10,679
	HOME FURNISHING - 0.4%
1,120	Arcelik AS	7,401
183	LG Corp.	10,175
		17,576
	HOUSEHOLD PRODUCTS - 0.5%
3,205	Kimberly-Clark de Mexico SAB de CV - A Shares	10,450
3,355	Unilever Indonesia Tbk PT	10,312
		20,762
	HOUSEWARES - 0.2%
4,818	Turkiye Sise ve Cam Fabrikalari AS	6,742

	INSURANCE - 2.3%
3,744	Bangkok Life Assurance PCL	7,702
8,604	China Life Insurance Co. Ltd. *	8,509
2,503	China Pacific Insurance Group Co. Ltd. - H Shares	7,987
185	Dongbu Insurance Co. Ltd.	7,824
1,087	Hanwha Life Insurance Co. Ltd.	6,263
266	Hyundai Marine & Fire Insurance Co. Ltd.	7,057
1,704	New China Life Insurance Co. Ltd. - H Shares	5,251
1,779	Odontoprev SA	7,445
1,007	Ping An Insurance Group Co. of China Ltd. - H Shares	6,777
806	Porto Seguro SA	8,823
66	Powszechny Zaklad Ubezpieczen SA	8,116
48	Samsung Fire & Marine Insurance Co. Ltd.	9,793
127	Samsung Life Insurance Co. Ltd.	12,010
		103,557
	INTERNET - 0.5%
28	NHN Corp.	7,122
331	Tencent Holdings Ltd.	12,982
		20,104
	INVESTMENT COMPANIES - 0.8%
2,088	Administradora de Fondos de Pensiones Provida SA	11,945
593	Grupo de Inversiones Suramericana SA	10,922
605	GT Capital Holdings, Inc.	11,150
		34,017
	IRON/STEEL - 0.9%
8,950	Eregli Demir ve Celik Fabrikalari TAS	9,231
975	Gerdau SA	5,034
4,903	Novolipetsk Steel OJSC	6,448
40	POSCO	10,455
954	Severstal OAO	6,080
		37,248

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	LODGING - 0.7%
4,095	Genting Bhd	$ 13,528
7,796	Genting Malaysia BHD	9,596
299	Kangwon Land, Inc.	8,273
		31,397
	MACHINERY CONSTRUCTION & MINING - 0.2%
3,152	United Tractors Tbk PT	5,734
4,786	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	3,431
		9,165
	MACHINERY DIVERSIFIED - 0.6%
7,600	CSR Corp. Ltd. - H Shares	4,468
1,059	Industrias CH SAB de CV * Series B	6,963
16,398	Shanghai Electric Group Co. Ltd. - H Shares	5,497
557	WEG SA	7,111
		24,039
	MEDIA - 0.9%
2,134	BEC World PCL	4,030
35,178	Global Mediacom Tbk PT	7,560
2,378	Grupo Televisa SAB	11,769
24,543	Media Nusantara Citra Tbk PT *	7,667
28,336	Surya Citra Media Tbk PT	7,718
		38,744
	METAL FABRICATE - 0.3%
1,170	Catcher Technology Co. Ltd.	6,088
239	Hyundai Hysco Co. Ltd.	7,168
		13,256
	MINING - 1.9%
15,896	China Hongqiao Group Ltd.	7,993
15,056	China Molybdenum Co. Ltd. - H Shares	5,202
929	Gold Fields Ltd.	4,744
2,228	Grupo Mexico SAB de CV Series B	6,410
933	Harmony Gold Mining Co. Ltd.	3,355
183	Industrias Penoles SAB de CV	5,419
3,906	Jiangxi Copper Co. Ltd. - H Shares	6,617
111	KGHM Polska Miedz SA	4,031
20	Korea Zinc Co. Ltd.	4,851
405	Koza Altin Isletmeleri AS	4,912
17,472	Philex Mining Corp.	4,030
4,839	Sigdo Koppers SA	9,660
19,528	Vale Indonesia Tbk PT	3,953
11,052	Volcan Cia Minera SAA - B Shares	5,164
4,941	Zhaojin Mining Industry Co. Ltd. - H Shares	3,179
23,550	Zijin Mining Group Co. Ltd. - H Shares	4,160
		83,680
	MISCELLANEOUS MANUFACTURING - 0.5%
143	Cheil Industries, Inc.	11,219
65	Kumho Petro Chemical Co. Ltd.	4,707
208	Largan Precision Co. Ltd.	6,660
		22,586
	OIL & GAS - 2.7%
9,504	China Petroleum & Chemical Corp. - H Shares	6,690
3,265	Ecopetrol SA	6,595
2,687	Gazprom Neft OAO	9,607
2,040	Gazprom OAO	6,762
129	GS Holdings	5,806
241	Lukoil OAO	13,852
630	NovaTek OAO	6,689
237	Pacific Rubiales Energy Corp.	4,198
5,075	PetroChina Co. Ltd. - H Shares	5,398
1,348	Petronas Dagangan BHD	10,792
1,853	PTT Exploration & Production PCL	9,441
881	PTT PCL	9,487
55	SK Holdings Co. Ltd.	8,163
1,528	Tatneft OAO	9,123
287	Tupras Turkiye Petrol Rafinerileri AS	7,006
		119,609

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	OIL & GAS SERVICE - 0.7%
10,215	Bumi Armada Bhd	$ 12,541
3,305	China Oilfield Services Ltd. - H Shares	6,468
9,534	Sapurakencana Petroleum Bhd *	12,339
		31,348
	PHARMACEUTICALS - 0.9%
5,012	Genomma Lab Internacional SAB de CV - B Shares *	9,840
3,494	Guangzhou Pharmaceutical Co. Ltd. - H Shares *	12,703
75,764	Kalbe Farma Tbk PT	10,906
2,734	Sinopharm Group Co. Ltd. - H Shares	6,867
		40,316
	REAL ESTATE - 2.6%
11,425	Ayala Land, Inc.	8,052
616	BR Malls Participacoes SA	5,566
753	BR Properties SA	6,463
40,076	Bumi Serpong Damai PT	7,211
6,166	Central Pattana PCL	8,919
3,327	Chailease Holdings Co. Ltd.	7,856
16,123	Country Garden Holdings Co. Ltd.	8,440
691	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,797
78,808	Lippo Karawaci Tbk PT	11,974
84,985	Megaworld Corp. *	6,502
17,635	Robinsons Land Corp.	8,299
23,681	SM Prime Holdings, Inc.	8,949
9,867	SP Setia Bhd	10,459
10,344	UEM Sunrise Bhd	10,212
		113,699
	RETAIL - 5.8%
648	Almacenes Exito SA	10,338
9,241	Astra International Tbk PT	6,466
1,209	Big C Supercenter PCL	7,248
6,387	CP ALL PCL	8,007
939	El Puerto de Liverpool SAB de CV - C1 Shares	11,044
46	E-Mart Co. Ltd.	8,096
3,376	Grupo Comercial Chedraui SA de CV	12,404
23,472	Home Product Center PCL	8,677
824	Hotai Motor Co. Ltd.	8,877
52	Hyundai Department Store Co. Ltd.	6,830
3,157	Jollibee Foods Corp.	10,832
847	Lojas Americanas SA	5,236
262	Lojas Renner SA	7,583
28	Lotte Shopping Co. Ltd.	8,704
491	Marisa Lojas SA	5,192
11,649	Minor International PCL	9,286
3,094	President Chain Store Corp.	20,278
9,973	Puregold Price Club, Inc.	8,393
783	Raia Drogasil SA	7,667
3,965	Robinson Department Store PCL	7,775
1,288	SACI Falabella	14,003
4,889	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	9,165
495	Siam Makro PCL	12,411
388	SM Investments Corp.	9,625
9,632	Sun Art Retail Group Ltd.	13,934
3,567	Wal-Mart de Mexico SAB de CV	9,939
4,626	Wumart Stores, Inc. - H Shares	8,529
		256,539
	SEMICONDUCTORS - 1.7%
10,414	Advanced Semiconductor Engineering, Inc.	8,736
609	MediaTek, Inc.	7,079
784	MStar Semiconductor, Inc.	5,648
2,427	Novatek Microelectronics Corp.	11,778
5	Samsung Electronics Co. Ltd.	5,875
7,815	Siliconware Precision Industries Co.	9,827
3,681	Taiwan Semiconductor Manufacturing Co. Ltd.	13,628
25,242	United Microelectronics Corp.	12,208
		74,779

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	SHIPBUILDING - 0.6%
235	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	$ 5,196
37	Hyundai Heavy Industries Co. Ltd.	5,945
221	Samsung Heavy Industries Co. Ltd.	6,928
13,869	Yangzijang Shipbuilding Holdings Ltd.	9,077
		27,146
	SOFTWARE - 0.1%
384	Totvs SA	6,045

	TELECOMMUNICATIONS - 7.3%
1,193	Advanced Info Service PCL	10,814
10,250	America Movil SAB de CV Series L	11,088
5,763	Axiata Group Bhd	12,090
16,882	China Telecom Corp. Ltd. - H Shares	8,053
7,828	Chunghwa Telecom Co. Ltd.	26,631
8,698	DiGi.Com Bhd	13,101
800	Empresa Nacional De Telecom	13,442
4,465	Far EasTone Telecommunications Co. Ltd.	11,988
324	Globe Telecom, Inc.	12,093
415	HTC Corp.	3,308
323	KT Corp.	10,125
9,634	Maxis Bhd	20,943
1,268	Oi SA	2,521
197	Philippine Long Distance Telephone Co.	13,427
2,060	Rostelecom OJSC	5,533
82	Samsung SDI Co. Ltd.	9,801
4,776	Shin Corp. PCL	13,356
64	SK Telecom Co. Ltd.	11,768
3,491	Taiwan Mobile Co. Ltd.	13,798
4,483	Telecom Egypt Co.	7,201
737	Telefonica Czech Republic AS	10,143
8,459	Telekom Malaysia Bhd	14,454
2,050	Telekomunikacja Polska SA	4,707
8,873	Telekomunikasi Indonesia Persero Tbk PT	9,978
1,370	Tim Participacoes SA	5,075
3,771	Total Access Communication PCL	13,940
16,475	Tower Bersama Infrastructure PC *	8,564
2,848	Turk Telekomunikasyon	11,070
1,712	Turkcell Iletism Hizmetleri AS *	9,937
11,322	XL Axiata Tbk PT	5,461
		324,410
	TEXTILES - 0.1%
357	Cia Hering	5,098

	TRANSPORTATION - 0.5%
35,301	BTS Group Holdings PCL	8,681
75	CJ Korea Express Co. Ltd. *	6,265
18,884	Guangshen Railway Co. Ltd. - H Shares	7,621
		22,567
	WATER - 0.8%
20,531	Aguas Andinas SA - A Shares	14,688
499	Cia de Saneamento Basico do Estado de Sao Paulo	5,207
239	Cia de Saneamento de Minas Gerais-COPASA	3,902
87,021	Metro Pacific Investments Corp.	10,652
		34,449

	TOTAL COMMON STOCK (Cost - $4,176,243)	3,941,162

	EXCHANGE TRADED FUNDS - 8.9%
	EQUITY FUND - 8.9%
24,181	WisdomTree India Earnings Fund	390,765
	TOTAL EXCHANGE TRADED FUNDS (Cost - $450,410)

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
SHORT-TERM INVESTMENTS - 9.7%
MONEY MARKET FUND - 9.7%
430,412	AIM STIT Liquid Assets Portfolio, 0.09% **	$ 430,412
TOTAL SHORT-TERM INVESTMENTS (Cost - $430,412)

	TOTAL INVESTMENTS - 107.7% (Cost - $5,057,065) (a)	$ 4,762,339
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.7) %	(339,093)
	NET ASSETS - 100.0%	$ 4,423,246

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2013
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,060,298 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 118,146
	Unrealized depreciation	(416,105)
	Net unrealized depreciation	$ (297,959)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
1	Emerging Market Future, Sep 2013	$ 46,685	$ 760
TOTAL LONG FUTURES CONTRACTS

Portfolio Composition (Unaudited) *
United States	17.2%
Taiwan	10.2%
Malaysia	9.7%
South Korea	9.4%
China	8.9%
Brazil	6.5%
Thailand	6.5%
Indonesia	6.4%
Philipines	5.2%
Mexico	4.5%
Other Countries	15.5%
Total	100.0%
* Based on total value of investments.
Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	REITS - 95.6%
	APARTMENTS - 15.4%
1,596	American Campus Communities, Inc.	$ 64,893
506	AvalonBay Communities, Inc.	68,264
1,258	BRE Properties, Inc.	62,925
1,157	Camden Property Trust	79,995
1,210	Equity Residential	70,253
553	Essex Property Trust, Inc.	87,883
1,273	Home Properties, Inc.	83,216
1,243	Mid-America Apartment Communities, Inc.	84,238
1,426	Post Properties, Inc.	70,573
		672,240
	DIVERSIFIED - 23.2%
1,783	American Assets Trust, Inc.	55,023
723	American Tower Corp.	52,902
1,104	Coresite Realty Corp.	35,118
1,197	Corrections Corp. of America	40,546
733	Digital Realty Trust, Inc.	44,713
1,761	DuPont Fabros Technology, Inc.	42,528
1,221	EPR Properties	61,380
1,233	Geo Group, Inc.	41,860
6,050	Investors Real Estate Trust	52,030
1,935	Liberty Property Trust	71,518
1,188	National Health Investors, Inc.	71,114
2,285	One Liberty Properties, Inc.	50,179
1,353	Plum Creek Timber Co., Inc.	63,144
1,010	PS Business Parks, Inc.	72,892
1,434	Rayonier, Inc.	79,429
815	Vornado Realty Trust	67,523
2,472	Washington Real Estate Investment Trust	66,522
1,463	Weyerhaeuser Co.	41,681
		1,010,102
	HEALTHCARE - 13.1%
1,526	HCP, Inc.	69,341
1,125	Health Care REIT, Inc.	75,409
1,608	LTC Properties, Inc.	62,792
3,771	Medial Properties Trust, Inc.	54,001
2,200	Omega Healthcare Investors, Inc.	68,244
1,792	Sabra Health Care REIT, Inc.	46,789
2,925	Senior Housing Properties Trust	75,845
1,138	Universal Health Realty Income Trust	49,082
1,019	Ventas, Inc.	70,780
		572,283
	HOTELS - 1.3%
2,158	Hospitality Properties Trust	56,712

	MANUFACTURED HOMES - 2.0%
1,103	Equity Lifestyle Properties, Inc.	86,685

	OFFICE PROPERTIES - 11.1%
1,058	Alexandria Real Estate Equities, Inc.	69,532
746	Boston Properties, Inc.	78,681
2,620	Douglas Emmett, Inc.	65,369
2,262	Government Properties Income Trust	57,048
1,977	Highwoods Properties, Inc.	70,401
4,394	Piedmont Office Realty Trust, Inc. - Cl. A	78,565
712	SL Green Realty Corp.	62,791
		482,387

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	REAL ESTATE - 1.0%
680	WP Carey, Inc.	$ 44,996

	REGIONAL MALLS - 5.2%
472	Simon Property Group, Inc.	74,538
2,381	Tanger Factory Outlet Centers	79,668
950	Taubman Centers, Inc.	71,392
		225,598
	SHOPPING CENTERS - 8.5%
3,088	Acadia Realty Trust	76,243
851	Federal Realty Investment Trust	88,232
3,173	Kimco Realty Corp.	67,997
3,158	Urstadt Biddle Properties, Inc. - Cl. A	63,697
2,421	Weingarten Realty Investors	74,494
		370,663
	SINGLE TENANT - 7.0%
2,701	Agree Realty Corp.	79,733
2,662	National Retail Properties, Inc.	91,573
1,714	Realty Income Corp.	71,851
2,282	Select Income REIT	63,987
		307,144
	STORAGE - 5.1%
1,731	Extra Space Storage, Inc.	72,581
530	Public Storage	81,265
1,042	Sovran Self Storage, Inc.	67,511
		221,357
	WAREHOUSE/INDUSTRIAL - 2.7%
1,320	EastGroup Properties, Inc.	74,276
4,201	Monmouth Real Estate Investment Corp. - Cl. A	41,464
		115,740

	TOTAL REITS - (Cost - $4,138,669)	4,165,907

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
158,673	AIM STIT-Liquid Assets Portfolio - 0.09% *	158,673
	TOTAL SHORT TERM INVESTMENTS (Cost - $158,673)

	TOTAL INVESTMENTS - 99.2% (Cost - $4,297,342) (a)	$ 4,324,580
	OTHER ASSETS LESS LIABILITIES - 0.8%	36,887
	NET ASSETS - 100.0%	$ 4,361,467

* Money market fund; interest rate reflects seven day effective yield on June 30, 2013
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,298,123 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 99,038
	Unrealized depreciation	(72,581)
	Net unrealized appreciation	$ 26,457

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
LONG FUTURES CONTRACTS - (0.0%)
Equity Futures - (0.0%)
6	Dow Jones US Real Estate Index Sep 2013	$ 154,200	$ 1,680
TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	COMMON STOCK - 91.4%
	ADVERTISING - 0.2%
1,063	Omnicom Group, Inc.	$ 66,831

	AEROSPACE/DEFENSE - 2.3%
883	B/E Aerospace, Inc. *	55,700
668	Boeing Co.	68,430
839	L-3 Communications Holdings, Inc.	71,936
745	Lockheed Martin Corp.	80,803
1,009	Northrop Grumman Corp.	83,545
1,180	Raytheon Co.	78,021
916	Rockwell Collins, Inc.	58,084
257	TransDigm Group, Inc.	40,290
600	Triumph Group, Inc.	47,490
626	United Technologies Corp.	58,180
		642,479
	AGRICULTURE - 1.1%
1,846	Altria Group, Inc.	64,591
1,514	Archer-Daniels-Midland Co.	51,340
1,232	Lorillard, Inc.	53,814
646	Philip Morris International, Inc.	55,957
1,582	Reynolds American, Inc.	76,521
		302,223
	AIRLINES - 0.4%
907	Alaska Air Group, Inc. *	47,164
3,900	Southwest Airlines Co.	50,271
		97,435
	APPAREL - 0.7%
465	Coach, Inc.	26,547
804	NIKE, Inc. - Cl. B	51,199
222	Ralph Lauren Corp.	38,570
628	Under Armour, Inc. - Cl. A *	37,498
263	VF Corp.	50,775
		204,589
	AUTO MANUFACTURERS - 0.4%
3,331	Ford Motor Co.	51,531
865	PACCAR, Inc.	46,416
		97,947
	AUTO PARTS & EQUIPMENT - 0.7%
1,428	Allison Transmission Holdings, Inc.	32,958
494	BorgWarner, Inc. *	42,558
828	Lear Corp.	50,061
563	TRW Automotive Holdings Corp. *	37,406
499	WABCO Holdings, Inc. *	37,270
		200,253
	BANKS - 4.2%
1,656	Bank of New York Mellon Corp.	46,451
1,688	BB&T Corp.	57,189
1,142	BOK Financial Corp.	73,145
782	Capital One Financial Corp.	49,117
762	Citigroup, Inc.	36,553
1,315	Comerica, Inc.	52,376
1,165	Cullen/Frost Bankers, Inc.	77,787
3,119	Fifth Third Bancorp	56,298
1,713	First Republic Bank	65,916
266	Goldman Sachs Group, Inc.	40,232
6,123	Huntington Bancshares, Inc.	48,249
911	JPMorgan Chase & Co.	48,092
5,083	KeyCorp	56,116
546	M&T Bank Corp.	61,015
1,001	Northern Trust Corp.	57,958
793	PNC Financial Services Group, Inc.	57,826
819	State Street Corp.	53,407
1,369	SunTrust Banks, Inc.	43,219
See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	BANKS (Continued) - 4.2%
1,937	US Bancorp	$ 70,023
1,585	Wells Fargo & Co.	65,413
1,736	Zions Bancorporation	50,136
		1,166,518
	BEVERAGES - 1.9%
875	Beam, Inc.	55,221
902	Brown-Forman Corp. - Cl. B	60,930
1,793	Coca-Cola Co.	71,917
1,573	Coca-Cola Enterprises, Inc.	55,306
396	Constellation Brands, Inc. *	20,640
1,491	Dr Pepper Snapple Group, Inc.	68,482
292	Green Mountain Coffee Roasters, Inc. *	21,918
1,164	Molson Coors Brewing Co.	55,709
410	Monster Beverage Corp. *	24,916
1,312	PepsiCo., Inc.	107,308
		542,347
	BIOTECHNOLOGY - 1.2%
355	Alexion Pharmaceuticals, Inc. *	32,745
603	Amgen, Inc.	59,492
311	Biogen Idec, Inc. *	66,927
365	Celgene Corp. *	42,672
822	Gilead Sciences, Inc. *	42,095
671	Illumina, Inc. *	50,218
583	Life Technologies Corp. *	43,148
		337,297
	CHEMICALS - 3.2%
698	Air Products & Chemicals, Inc.	63,916
560	Airgas, Inc.	53,458
657	Albemarle Corp.	40,925
735	Celanese Corp.	32,928
200	CF Industries Holdings, Inc.	34,300
737	Ecolab, Inc.	62,785
1,084	EI du Pont de Nemours & Co.	56,910
804	FMC Corp.	49,092
766	International Flavors & Fragrances, Inc.	57,573
750	Mosaic Co.	40,357
325	PPG Industries, Inc.	47,583
590	Praxair, Inc.	67,944
563	Rockwood Holdings, Inc.	36,049
1,667	RPM International, Inc.	53,244
278	Sherwin-Williams Co.	49,095
852	Sigma-Aldrich Corp.	68,467
652	Valspar Corp.	42,165
372	Westlake Chemical Corp.	35,865
		892,656
	COMMERCIAL SERVICES - 3.7%
453	Alliance Data Systems Corp. *	82,007
1,108	Automatic Data Processing, Inc.	76,297
942	Equifax, Inc.	55,512
589	FleetCor Technologies, Inc. *	47,886
849	Gartner, Inc. *	48,385
2,255	Genpact Ltd.	43,386
1,094	Global Payments, Inc.	50,674
1,681	Iron Mountain, Inc.	44,731
627	Manpowergroup, Inc.	34,360
105	Mastercard, Inc. - Cl. A	60,322
636	Moody's Corp.	38,751
2,008	Paychex, Inc.	73,332
1,457	Quanta Services, Inc. *	38,552
1,178	Robert Half International, Inc.	39,145
2,756	Rollins, Inc.	71,380
1,799	SEI Investments Co.	51,146
2,261	Total System Services, Inc.	55,349

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	COMMERCIAL SERVICES (Continued) - 3.7%
633	Towers Watson & Co. - Cl. A	$ 51,868
775	Verisk Analytics, Inc. - Cl. A*	46,268
1,579	Western Union Co.	27,017
		1,036,368
	COMPUTERS - 2.0%
73	Apple, Inc.	28,914
3,351	Cadence Design Systems, Inc. *	48,522
499	Cognizant Technology Solutions Corp. *	31,242
2,172	Dell, Inc.	28,996
1,561	EMC Corp.	36,871
837	Fortinet, Inc. *	14,647
290	IHS, Inc. - Cl. A *	30,270
300	International Business Machines Corp.	57,333
1,575	Jack Henry & Associates, Inc.	74,230
980	NetApp, Inc. *	37,024
655	SanDisk Corp. *	40,020
1,663	Synopsys, Inc. *	59,452
544	Teradata Corp. *	27,325
566	Western Digital Corp.	35,143
		549,989
	COSMETICS/PERSONAL CARE - 0.7%
1,272	Colgate-Palmolive Co.	72,873
635	Estee Lauder Cos., Inc. - Cl. A	41,764
1,023	Procter & Gamble Co.	78,761
		193,398
	DISTRIBUTION/WHOLESALE - 0.9%
925	Arrow Electronics, Inc. *	36,861
791	Fastenal Co.	36,267
191	Fossil Group, Inc. *	19,732
880	Genuine Parts Co.	68,702
1,889	LKQ Corp. *	48,642
194	WW Grainger, Inc.	48,923
		259,127
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
357	Affiliated Managers Group, Inc. *	58,527
889	American Express Co.	66,462
665	Ameriprise Financial, Inc.	53,785
223	BlackRock, Inc.	57,278
2,489	Charles Schwab Corp.	52,841
932	CME Group, Inc.	70,813
1,067	Discover Financial Services	50,832
1,298	Eaton Vance Corp.	48,792
357	Franklin Resources, Inc.	48,559
386	IntercontinentalExchange, Inc. *	68,615
1,649	Invesco Ltd.	52,438
1,551	NASDAQ OMX Group, Inc.	50,857
685	NYSE Euronext	28,359
630	Ocwen Financial Corp. *	25,969
998	Raymond James Financial, Inc.	42,894
2,460	SLM Corp.	56,236
707	T Rowe Price Group, Inc.	51,717
2,242	TD Ameritrade Holding Corp.	54,458
		939,432
	ELECTRIC - 6.5%
1,671	Alliant Energy Corp.	84,252
1,875	American Electric Power Co., Inc.	83,962
3,273	CMS Energy Corp.	88,927
1,585	Consolidated Edison, Inc.	92,421
1,447	DTE Energy Co.	96,963
1,156	Duke Energy Corp.	78,030
1,806	Exelon Corp.	55,769
1,220	Integrys Energy Group, Inc.	71,407
835	ITC Holdings Corp.	76,236

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	ELECTRIC (Continued) - 6.5%
826	National Fuel Gas Co.	$ 47,867
1,215	NextEra Energy, Inc.	98,998
1,894	Northeast Utilities	79,586
1,391	OGE Energy Corp.	94,866
4,079	Pepco Holdings, Inc.	82,234
2,847	PPL Corp.	86,150
2,345	Public Service Enterprise Group, Inc.	76,588
1,837	SCANA Corp.	90,197
1,968	Southern Co.	86,848
4,444	TECO Energy, Inc.	76,392
2,786	Westar Energy, Inc.	89,041
2,118	Wisconsin Energy Corp.	86,817
3,037	Xcel Energy, Inc.	86,069
		1,809,620
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
1,151	AMETEK, Inc.	48,687
941	Emerson Electric Co.	51,322
405	Energizer Holdings, Inc.	40,707
578	Hubbell, Inc. - Cl. B	57,222
1,681	Molex, Inc.	49,321
		247,259
	ELECTRONICS - 1.5%
900	Agilent Technologies, Inc.	38,484
588	Amphenol Corp. - Cl. A	45,829
1,074	Avnet, Inc. *	36,086
1,579	FLIR Systems, Inc.	42,586
1,710	Jabil Circuit, Inc.	34,850
225	Mettler-Toledo International, Inc. *	45,270
1,512	National Instruments Corp.	42,245
593	Thermo Fisher Scientific, Inc.	50,186
1,259	Trimble Navigation Ltd. *	32,747
559	Waters Corp.*	55,928
		424,211
	ENGINEERING & CONSTRUCTION - 0.2%
943	Jacobs Engineering Group, Inc. *	51,988

	ENTERTAINMENT - 0.4%
1,663	International Game Technology	27,789
1,001	Madison Square Garden Co. - Cl. A *	59,309
555	Penn National Gaming, Inc. *	29,337
		116,435
	ENVIRONMENTAL CONTROL - 1.0%
2,116	Republic Services, Inc.	71,817
672	Stericycle, Inc. *	74,209
1,608	Waste Connections, Inc.	66,153
1,834	Waste Management, Inc.	73,965
		286,144
	FOOD - 2.9%
1,971	Campbell Soup Co.	88,281
2,212	Flowers Foods, Inc.	48,764
1,879	General Mills, Inc.	91,188
959	Hershey Co.	85,620
1,785	Hormel Foods Corp.	68,865
684	Ingredion, Inc.	44,884
696	JM Smucker Co.	71,792
970	McCormick & Co., Inc.	68,249
2,073	Mondelez International, Inc. - Cl. A	59,143
1,263	Safeway, Inc.	29,883
2,340	Sysco Corp.	79,934
1,482	Tyson Foods, Inc. - Cl. A	38,058
849	Whole Foods Market, Inc.	43,707
		818,368

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
Jnue 30, 2013

Shares		Value
	FOREST PRODUCTS & PAPER - 0.1%
885	International Paper Co.	$ 39,214

	GAS - 1.4%
1,889	AGL Resources, Inc.	80,963
3,331	CenterPoint Energy, Inc.	78,245
3,016	NiSource, Inc.	86,378
2,732	Questar Corp.	65,158
989	Sempra Energy	80,861
		391,605
	HAND/MACHINE TOOLS - 0.5%
679	Lincoln Electric Holdings, Inc.	38,886
566	Snap-On, Inc.	50,589
504	Stanley Black & Decker, Inc.	38,959
		128,434
	HEALTHCARE PRODUCTS - 3.5%
927	Baxter International, Inc.	64,213
914	Becton Dickinson and Co.	90,331
1,692	CareFusion Corp. *	62,350
451	Cooper Cos, Inc.	53,692
684	CR Bard, Inc.	74,337
1,280	DENTSPLY International, Inc.	52,429
312	Edwards Lifesciences Corp. *	20,966
765	Henry Schein, Inc. *	73,249
625	IDEXX Laboratories, Inc. *	56,112
63	Intuitive Surgical, Inc. *	31,915
1,308	Medtronic, Inc.	67,323
1,411	Patterson Cos., Inc.	53,054
935	ResMed, Inc.	42,197
537	Sirona Dental Systems, Inc. *	35,378
916	St. Jude Medical, Inc.	41,797
999	Stryker Corp.	64,615
532	Varian Medical Systems, Inc. *	35,883
770	Zimmer Holdings, Inc.	57,704
		977,545
	HEALTHCARE SERVICES - 2.2%
901	Aetna, Inc.	57,250
865	Cigna Corp.	62,704
766	Community Health Systems, Inc.	35,910
509	DaVita HealthCare Partners, Inc. *	61,487
764	HCA Holdings, Inc.	27,550
516	Humana, Inc.	43,540
666	Laboratory Corp. of America Holdings *	66,667
583	MEDNAX, Inc. *	53,391
1,004	Quest Diagnostics, Inc.	60,873
895	UnitedHealth Group, Inc.	58,605
682	Universal Health Services, Inc. - Cl. B	45,667
556	WellPoint, Inc.	45,503
		619,147
	HOME BUILDERS - 0.3%
1,205	DR Horton, Inc.	25,642
772	Lennar Corp. - Cl. A	27,823
36	NVR, Inc. *	33,192
		86,657
	HOME FURNISHINGS - 0.1%
281	Whirlpool Corp.	32,135

	HOUSEHOLD PRODUCTS - 1.4%
1,044	Avery Dennison Corp.	44,641
1,024	Church & Dwight Co., Inc.	63,191
1,223	Clorox Co.	101,680
1,273	Jarden Corp. *	55,694
876	Kimberly-Clark Corp.	85,095
608	Tupperware Brands Corp.	47,236
		397,537

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	HOUSEWARES - 0.2%
2,160	Newell Rubbermaid, Inc.	$ 56,700

	INSURANCE - 4.4%
974	Aflac, Inc.	56,609
1,245	Allstate Corp.	59,909
1,748	American Financial Group, Inc.	85,495
2,079	Arthur J Gallagher & Co.	90,832
771	Berkshire Hathaway, Inc. - Cl. B *	86,290
2,116	Brown & Brown, Inc.	68,220
823	Chubb Corp.	69,667
1,638	Cinncinatti Financial Corp.	75,184
2,410	Fidelity National Financial, Inc. - Cl. A	57,382
2,365	Genworth Financial, Inc. - Cl. A *	26,985
1,839	HCC Insurance Holdings, Inc.	79,279
1,998	Marsh & McLennan Cos., Inc.	79,760
1,500	Principal Financial Group, Inc.	56,175
2,395	Progressive Corp.	60,881
801	Reinsurance Group of America, Inc.	55,357
1,318	Torchmark Corp.	85,855
844	Travelers Co., Inc.	67,452
1,805	WR Berkley Corp.	73,752
		1,235,084
	INTERNET - 1.4%
707	eBay, Inc. *	36,566
164	Equinix, Inc. *	30,294
275	F5 Networks, Inc. *	18,920
58	Google, Inc. - Cl. A*	51,061
812	IAC/InterActiveCorp	38,619
138	LinkedIn Corp. - Cl. A *	24,605
40	Priceline.com, Inc. *	33,085
444	Rackspace Hosting, Inc. *	16,823
1,437	Symantec Corp.	32,289
466	TripAdvisor, Inc. *	28,365
584	Verisign, Inc. *	26,081
2,262	Yahoo!, Inc. *	56,799
		393,507
	INVESTMENT COMPANIES - 0.2%
3,750	Ares Capital Corp.	64,500

	IRON/STEEL - 0.3%
1,008	Nucor Corp.	43,667
518	Reliance Steel & Aluminum Co.	33,960
		77,627
	LEISURE TIME - 0.3%
708	Harley-Davidson, Inc.	38,813
444	Polaris Industries, Inc.	42,180
		80,993
	LODGING - 0.9%
1,139	Hyatt Hotels Corp. - Cl. A *	45,970
623	Las Vegas Sands Corp.	32,975
1,158	Marriott International, Inc. - Cl. A	46,748
682	Starwood Hotels & Resorts Worldwide, Inc.	43,096
770	Wyndham Worldwide Corp.	44,067
344	Wynn Resorts Ltd.	44,032
		256,888
	MACHINERY CONSTRUCTION & MINING - 0.2%
496	Caterpillar, Inc.	40,915
442	Joy Global, Inc.	21,450
		62,365
	MACHINERY DIVERSIFIED - 1.5%
725	AGCO Corp.	36,388
298	Cummins, Inc.	32,321

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	MACHINERY DIVERSIFIED (Continued) - 1.5%
571	Deere & Co.	$ 46,394
933	Flowserve Corp.	50,391
607	Nordson Corp.	42,071
491	Rockwell Automation, Inc.	40,822
494	Roper Industries, Inc.	61,365
1,103	Wabtec Corp.	58,933
1,695	Xylem, Inc.	45,663
		414,348
	MEDIA - 2.6%
660	AMC Networks, Inc. - Cl. A *	43,171
887	CBS Corp. - Cl. B	43,348
1,379	Comcast Corp. - Cl. A	57,753
1,125	DIRECTV *	69,323
632	Discovery Communications, Inc. - Cl. A *	48,797
527	FactSet Research Systems, Inc.	53,722
1,792	Gannett Co., Inc.	43,832
1,387	Neilson Holdings	46,589
792	Scripps Networks Interactive, Inc. - Cl. A	52,873
11,499	Sirius XM Radio, Inc.	38,522
510	Time Warner Cable, Inc.	57,365
974	Time Warner, Inc.	56,317
821	Viacom, Inc. - Cl. B	55,869
1,056	Walt Disney Co.	66,686
		734,167
	METAL FABRICATE / HARDWARE - 0.5%
283	Precision Castparts Corp.	63,961
460	Timken Co.	25,889
292	Valmont Industries, Inc.	41,782
		131,632
	MINING - 0.3%
838	Freeport-McMoRan Copper & Gold, Inc.	23,137
530	Royal Gold, Inc.	22,302
1,122	Southern Copper Corp.	30,990
		76,429
	MISCELLANEOUS MANUFACTURING - 2.4%
683	3M Co.	74,686
1,295	AO Smith Corp.	46,983
1,006	Aptargroup, Inc.	55,541
698	Carlisle Cos., Inc.	43,492
948	Danaher Corp.	60,008
1,243	Donaldson Co., Inc.	44,325
690	Dover Corp.	53,585
2,405	General Electric Co.	55,772
853	Illinois Tool Works, Inc.	59,002
1,770	Leggett & Platt, Inc.	55,029
746	Pall Corp.	49,557
424	Parker Hannifin Corp.	40,450
430	SPX Corp.	30,951
		669,381
	OFFICE & BUSINESS EQUIPMENT - 0.1%
4,195	Xerox Corp.	38,049

	OIL & GAS - 2.5%
565	Apache Corp.	47,364
477	Cabot Oil & Gas Corp.	33,877
546	Chevron Corp.	64,614
453	Cimarex Energy Co.	29,440
1,018	ConocoPhillips	61,589
1,700	Denbury Resources, Inc. *	29,444
733	Diamond Offshore Drilling, Inc.	50,423
614	EQT Corp.	48,733
833	Exxon Mobil, Inc.	75,262
485	Helmerich & Payne, Inc.	30,288
637	HollyFrontier Corp.	27,251

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	OIL & GAS (Continued) - 2.5%
1,234	Marathon Oil Corp.	$ 42,672
551	Occidental Petroleum Corp.	49,166
517	Phillips 66	30,456
1,203	Rowan Cos. Plc - Cl. A *	40,986
599	Whiting Petroleum Corp. *	27,608
		689,173
	OIL & GAS SERVICE - 1.4%
839	Baker Hughes, Inc.	38,703
537	Cameron International Corp. *	32,843
691	Dresser-Rand Group, Inc. *	41,446
716	FMC Technologies, Inc. *	39,867
947	Halliburton Co.	39,509
554	National Oilwell Varco, Inc.	38,171
750	Oceaneering International, Inc.	54,150
482	Oil States International, Inc. *	44,652
566	Schlumberger Ltd.	40,560
1,025	Superior Energy Services, Inc. *	26,588
		396,489
	PACKAGING & CONTAINERS - 1.1%
1,417	Ball Corp.	58,862
2,055	Bemis Co., Inc.	80,433
1,609	Crown Holdings, Inc. *	66,178
1,284	Packaging Corp. of America	62,865
361	Rock Tenn Co. - Cl. A	36,057
		304,395
	PHARMACEUTICALS - 3.3%
1,906	Abbott Laboratories	66,481
505	Allergan, Inc.	42,541
1,441	AmerisourceBergen Corp.	80,451
1,376	Cardinal Health, Inc.	64,947
608	Catamaran Corp. *	29,622
920	Eli Lilly & Co.	45,190
642	Express Scripts Holding Co. *	39,605
1,415	Johnson & Johnson	121,492
642	McKesson Corp.	73,509
485	Mead Johnson Nutrition Co.	38,427
1,359	Merck & Co., Inc.	63,126
1,912	Mylan, Inc. *	59,329
1,336	Omnicare, Inc.	63,741
422	Perrigo Co.	51,062
2,526	Pfizer, Inc.	70,753
		910,276
	PIPELINES - 0.5%
1,427	ONEOK , Inc.	58,949
2,366	Spectra Energy Corp.	81,532
		140,481
	PRIVATE EQUITY - 0.2%
3,962	American Capital Ltd. *	50,199

	REAL ESTATE - 0.5%
3,577	Brookfield Office Properties, Inc.	59,664
1,382	CBRE Group, Inc. - Cl. A *	32,284
443	Jones Lang LaSalle, Inc.	40,375
		132,323
	RETAIL - 7.6%
402	Abercrombie & Fitch Co. - Cl. A	18,191
502	Advance Auto Parts, Inc.	40,747
1,704	American Eagle Outfitters, Inc.	31,115
871	AutoNation, Inc. *	37,793
145	AutoZone, Inc.*	61,435
715	Bed Bath & Beyond, Inc. *	50,693
2,192	Burger King Worldwide, Inc.	42,766
966	CarMax, Inc. *	44,590
67	Chipotle Mexican Grill, Inc. *	24,411

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	RETAIL (Continued) - 7.6%
1,638	Copart, Inc. *	$ 50,450
543	Costco Wholesale Corp.	60,040
1,210	CVS Caremark Corp.	69,188
961	Darden Restaurants, Inc.	48,511
877	Dick's Sporting Goods, Inc.	43,903
480	Dillard's, Inc. - Cl. A	39,346
882	Dollar General Corp. *	44,479
768	Dollar Tree, Inc. *	39,045
630	Family Dollar Stores, Inc.	39,255
1,255	Foot Locker, Inc.	44,088
968	Gap, Inc.	40,395
751	GNC Holdings, Inc. - Cl. A	33,202
757	Home Depot, Inc.	58,645
874	Kohl's Corp.	44,146
924	L Brands, Inc.	45,507
1,056	Lowe's Cos., Inc.	43,190
994	Macy's, Inc.	47,712
834	McDonald's Corp.	82,566
510	MSC Industrial Direct Co., Inc. - Cl. A	39,505
997	Nordstrom, Inc.	59,760
343	O'Reilly Automotive, Inc. *	38,629
259	Panera Bread Co. - Cl. A *	48,158
773	PetSmart, Inc.	51,783
240	PVH Corp.	30,012
752	Ross Stores, Inc.	48,737
1,478	Sally Beauty Holdings, Inc. *	45,966
637	Starbucks Corp.	41,717
1,023	Target Corp.	70,444
525	Tiffany & Co.	38,241
1,236	TJX Cos., Inc.	61,874
305	Tractor Supply Co.	35,871
384	Ulta Salon Cosmetics & Fragrance, Inc. *	38,461
819	Urban Outfitters, Inc. *	32,940
1,215	Walgreen Co.	53,703
958	Wal-Mart Stores, Inc.	71,361
844	Williams-Sonoma, Inc.	47,171
594	Yum! Brands, Inc.	41,188
		2,120,930
	SAVINGS & LOANS - 0.5%
4,019	New York Community Bancorp, Inc.	56,266
4,918	People's United Financial, Inc.	73,278
		129,544
	SEMICONDUCTORS - 2.0%
954	Altera Corp.	31,472
1,178	Analog Devices, Inc.	53,081
1,101	Broadcom Corp. - Cl. A	37,170
487	Cree, Inc. *	31,100
2,040	Intel Corp.	49,409
682	KLA-Tencor Corp.	38,008
916	Lam Research Corp. *	40,615
1,365	Linear Technology Corp.	50,287
1,330	Maxim Integrated Products, Inc.	36,947
2,769	NVIDIA Corp.	38,849
713	QUALCOMM, Inc.	43,550
904	Skyworks Solutions, Inc. *	19,789
1,170	Texas Instruments, Inc.	40,798
1,338	Xilinx, Inc.	52,998
		564,073
	SOFTWARE - 2.6%
2,547	Activision Blizzard, Inc.	36,320
1,133	Adobe Systems, Inc. *	51,619
650	Akamai Technologies, Inc. *	27,657
564	ANSYS, Inc. *	41,228
752	Autodesk, Inc. *	25,523
1,113	BMC Software, Inc. *	50,241
1,859	CA, Inc.	53,223

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	SOFTWARE (Continued) - 2.6%
406	Cerner Corp. *	$ 39,013
394	Citrix Systems, Inc. *	23,770
429	Dun & Bradstreet Corp.	41,806
1,542	Fidelity National Information Services, Inc.	66,059
812	Fiserv, Inc. *	70,977
462	Informatica Corp. *	16,161
688	MSCI, Inc. *	22,890
1,478	Oracle Corp.	45,404
625	Red Hat, Inc. *	29,888
470	SolarWinds, Inc. *	18,241
919	Solera Holdings, Inc.	51,142
297	VMware, Inc. - Cl. A *	19,896
		731,058
	TELECOMMUNICATIONS - 1.4%
2,217	Amdocs Ltd.	82,229
870	CenturyLink, Inc.	30,754
1,926	Cisco Systems, Inc.	46,821
3,107	Corning, Inc.	44,213
8,160	Frontier Communications Corp.	33,048
1,353	Juniper Networks, Inc. *	26,126
856	Motorola Solutions, Inc.	49,417
867	T-Mobil US, Inc. *	21,510
2,442	TW Telecom, Inc. *	68,718
		402,836
	TEXTILES - 0.4%
1,539	Cintas Corp.	70,086
333	Mohawk Industries, Inc. *	37,459
		107,545
	TOYS & GAMES - 0.2%
1,304	Mattel, Inc.	59,084

	TRANSPORTATION - 1.5%
739	CH Robinson Worldwide, Inc.	41,613
2,127	CSX Corp.	49,325
1,203	Expeditors International of Washington, Inc.	45,726
522	FedEx Corp.	51,459
686	JB Hunt Transport Services, Inc.	49,557
409	Kansas City Southern	43,338
421	Kirby Corp. *	33,486
591	Norfolk Southern Corp.	42,936
420	Union Pacific Corp.	64,798
		422,238
	WATER - 0.5%
1,766	American Water Works Co., Inc.	72,812
2,190	Aqua America, Inc.	68,525
		141,337

	TOTAL COMMON STOCK (Cost - $23,914,050)	25,548,839

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
1,013,373	STIT - Liquid Asstets Portfolio, 0.09% **	$ 1,013,373
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,013,373)

	TOTAL INVESTMENTS - 95.0% (Cost- $24,927,423) (a)	$ 26,562,212
	OTHER ASSETS LESS LIABILITIES - 5.0%	1,401,598
	NET ASSETS - 100.0%	$ 27,963,810

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on June 30, 2013
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,930,079 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,883,581
	Unrealized depreciation	(251,448)
	Net unrealized appreciation	$ 1,632,133

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
7	S&P E-Mini Future, Sep 2013	$ 559,738	$ (338)
TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	MUTUAL FUNDS - 5.1%
54,221	Compass EMP Ultra Short-Term Fixed Income Fund +	$ 542,207
	TOTAL MUTUAL FUNDS (Cost - $542,207)

	BONDS & NOTES - 48.6%
Par Value	BANKS - 21.7%
$ 150,000	ABN Amro Bank NV, 3.00%, 1/31/14	151,916
250,000	Bank of America Corp., 1.50%, 10/9/15	249,157
50,000	Capital One Financial Corp., 2.125%, 7/15/14	50,574
50,000	Capital One Financial Corp., 1.00%, 11/6/15	49,322
50,000	Citigroup, Inc., 6.375%, 8/12/14	52,753
240,000	First Horizon National Corp., 5.375%, 12/15/15	259,317
100,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	105,652
250,000	ING Bank NV, 2.00, 9/25/15	251,696
200,000	JP Morgan Chase & Co., 6.125%, 6/27/17	225,602
500,000	Morgan Stanley, 2.875%, 1/24/14	505,022
60,000	Morgan Stanley, 6.00%, 4/28/15	64,368
100,000	Morgan Stanley, 4.00%, 7/24/15	103,964
200,000	Santander US Debt SAU, 3.724%, 1/20/15	201,872
50,000	Zions Bancorporation, 2.75%, 5/16/16	50,196
		2,321,411
	DIVERSIFIED FINANCIAL - 9.7%
100,000	Ford Motor Credit Co. LLC., 3.875%, 1/15/15	102,912
100,000	Ford Motor Credit Co. LLC., 12.00%, 5/15/15	117,918
200,000	General Electric Capital Corp., 5.375%, 10/20/16	223,384
80,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14	85,335
100,000	Jefferies Group, Inc., 5.875%, 6/8/14	103,659
100,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14	104,140
300,000	SLM Corp., 5.00%, 10/1/13	301,125
		1,038,473
	HOME FURNISHINGS - 1.6%
150,000	Whirlpool Corp., 6.50%, 6/15/16	169,037

	INSURANCE - 2.3%
220,000	White Mountain Insurance Group., 6.375%, 3/20/17	241,475

	MEDIA - 1.9%
200,000	Viacom, Inc., 2.50%, 12/15/16	206,329

	MINING - 1.2%
125,000	Anglo American Capital PLC, 9.375%, 4/8/14	132,504

	OIL & GAS - 4.4%
320,000	Petrobas Global Finance BV, 2.00%, 5/20/16	313,355
140,000	Transocean, Inc., 5.05%, 12/15/16	152,022
		465,377
	PHARMACEUTICALS - 0.5%
50,000	Cardinal Health, Inc., 6.00%, 6/15/17	56,740

	RETAIL - 1.1%
100,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17	119,315

	SAVINGS & LOANS - 2.0%
200,000	Amsouth Bank, 5.20%, 4/1/15	209,000

	TELECOMMUNICATIONS - 2.2%
50,000	Crown Castle Towers LLC, 3.214%, 8/15/15	51,475
20,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	20,788
140,000	Motorola Solutions, Inc., 6.00%, 11/15/17	158,703
		230,966

	TOTAL BONDS & NOTES (Cost - $5,256,555)	5,190,627

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Par Value	SHORT-TERM INVESTMENTS - 66.9%	Value
	CERTIFICATES OF DEPOSIT - 19.6%
$ 600,000	Banco do Brasil Sa NY, 1.15%, 4/4/14	$ 600,000
300,000	Corpabanca NY, 1.18%, 10/31/13	300,000
250,000	Corpabanca NY, 1.95% 1/2/14	250,000
450,000	Intesa Sanpaolo NY, 1.50%, 9/18/13	450,000
500,000	Natixis/NY, 0.72%, 4/23/14	500,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $2,100,000)	2,100,000

	COMMERCIAL PAPER - 4.2%
250,000	Avon Capital Corp., 10/28/13	248,926
200,000	Xstrata Finance, 7/1/13	200,000
	TOTAL COMMERCIAL PAPER (Cost- $448,926)	448,926

Shares	MONEY MARKET FUND - 43.1%
4,600,584	STIT - Liquid Assets Portfolio, 0.09% *	4,600,584
	(Cost - $4,600,584)
	TOTAL SHORT TERM INVESTMENTS (Cost - $7,149,510)	7,149,510

	TOTAL INVESTMENTS - 120.6% (Cost - $12,948,272) (a)	$ 12,882,344
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.6) %	(2,204,073)
	NET ASSETS - 100.0%	$ 10,678,271

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on June 30, 2013
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,948,272 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 408
	Unrealized depreciation	(66,336)
	Net unrealized depreciation	$ (65,928)

See accompanying notes to financial statements.

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (0.1)%
	Equity Futures - (0.1)%
1	DAX Index, Sep 2013	$ 258,871	$ (8,205)
16	DJIA Index Future Mini, Sep 2013	1,185,920	(6,880)
15	Nasdaq 100 E-Mini, Sep 2013	870,375	(4,095)
2	Nikkei 225, Sep 2013	137,210	2,770
8	Russell Mini Future, Sep 2013	779,760	6,960
13	S&P E-Mini Future, Sep 2013	1,039,513	(3,055)
	TOTAL LONG FUTURES CONTRACTS	$ 4,271,649	$ (12,505)

	SHORT FUTURES CONTRACTS - 0.7%
	Equity Futures - 0.7%
58	CBOE VIX Future, July 2013	1,046,900	98,600
4	Emerging Market Future, Sep 2013	186,740	800
2	FTSE 100 Index, Sep 2013	186,977	(2,868)
1	Hang Seng Index Future, Jul 2013	133,629	(4,693)
8	MSCI Taiwan Index, Jul 2013	223,600	(10,705)
2	S&P/TSX 60 IX Future, Sep 2013	262,431	(6,486)
2	SPI 200, Sep 2013	218,229	(1,922)
	TOTAL SHORT FUTURES CONTRACTS	$ 2,258,506	$ 72,726

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	COMMON STOCK - 65.5%
	ADVERTISING - 0.3%
681	Dentsu, Inc.	$ 23,523
580	IPSOS	21,859
762	JCDecaux SA	20,755
		66,137
	AEROSPACE/DEFENSE - 0.5%
388	European Aeronautic Defence and Space Co. NV	20,710
1,206	Kongsberg Gruppen AS	21,742
284	MTU Aero Engines Holding AG	27,354
1,148	Saab AB	21,793
		91,599
	AGRICULTURE - 1.0%
748	British American Tobacco PLC	38,219
211,042	CP Pokphand Co. Ltd.	20,951
14,533	First Resources Ltd.	20,341
275,393	GMG Global Ltd.	22,801
54,656	Golden Agri-Resources Ltd.	24,135
31,385	Indofood Agri Resources Ltd.	24,129
587	Japan Tobacco, Inc.	20,719
735	Swedish Match AB	25,934
		197,229
	APPAREL - 0.8%
295	Adidas AG	31,879
541	Gerry Weber International AG	22,854
189	Hugo Boss AG	20,783
1,890	Prada SpA	17,155
9,700	Stella International Holdings Ltd.	26,763
140	Tod's SpA	19,762
9,606	Yue Yuen Industrial Holdings Ltd.	24,894
		164,090
	AUTO MANUFACTURERS - 1.9%
242	Bayerische Motoren Werke AG	21,132
1,151	Daihatsu Motor Co. Ltd.	21,791
393	Daimler AG	23,746
1,739	Fiat Industrial SpA	19,360
3,027	Fiat SpA *	21,128
1,165	Fuji Heavy Industries Ltd.	28,685
1,805	Hino Motors Ltd.	26,466
643	Honda Motor Co. Ltd.	23,862
4,131	Isuzu Motors Ltd.	28,247
2,349	Nissan Motor Co. Ltd.	23,774
1,106	Scania AB - Cl. B	22,012
1,105	Suzuki Motor Corp.	25,450
587	Toyota Motor Corp.	35,409
114	Volkswagen AG	22,190
1,538	Volvo AB - Cl. B	20,467
		363,719
	AUTO PARTS & EQUIPMENT - 1.6%
626	Aisin Seiki Co. Ltd.	23,924
1,584	Brembo SpA	28,227
758	Bridgestone Corp.	25,801
180	Continental AG	24,005
586	Denso Corp.	27,530
593	ElringKlinger AG	19,763
713	Mekonomen AB	21,555
391	Nokian Renkaat OYJ	15,912
517	NORMA Group AG	18,708
1,831	Pirelli & C. SpA	21,170
1,792	Sumitomo Electric Industries Ltd.	21,403
781	Toyota Industries Corp.	31,932
368	Valeo SA	23,096
		303,026

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	BANKS - 4.7%
758	Aareal Bank AG *	$ 17,636
19,843	Banca Carige SpA *	11,962
1,188	Banca Generali SpA	25,571
2,369	Banco Santander SA	15,094
4,448	Bank Hapoalim BM *	20,127
5,373	Bank Leumi Le-Israel BM *	17,862
6,968	Bank of Yokohama Ltd.	35,928
312	BNP Paribas SA	17,022
4,304	CaixaBank	13,208
5,913	Chiba Bank Ltd.	40,254
2,925	Comdirect Bank AG	29,320
3,312	Credito Emiliano SpA	15,687
1,231	Danske Bank A/S *	21,023
3,533	DBS Group Holdings Ltd.	43,181
1,582	DNB ASA	22,803
1,613	First International Bank of Israel	22,938
3,053	HSBC Holdings PLC	31,592
11,785	Israel Discount Bank Ltd. - Cl. A*	19,783
4,884	Mitsubishi UFJ Financial Group Inc	30,101
2,203	Mizrahi Tefahot Bank Ltd. *	22,092
11,552	Mizuho Financial Group, Inc.	23,965
3,531	Natixis	14,760
2,362	Nordea Bank AB	26,252
6,089	Oversea-Chinese Banking Corp Ltd.	48,013
1,403	Pohjola Bank PLC - Cl. A	20,589
6,931	Resona Holdings, Inc.	33,713
4,427	Shizuoka Bank Ltd.	47,658
2,435	Skandinaviska Enskilda Banken AB - Cl. A	23,130
3,578	SpareBank 1 SMN	27,268
3,673	SpareBank 1 SR Bank ASA	28,594
694	Sumitomo Mitsui Financial Group, Inc.	31,800
4,084	Sumitomo Mitsui Trust Holdings, Inc.	19,042
691	Svenska Handelsbanken AB - Cl. A	27,566
1,058	Swedbank AB - Cl. A	24,114
3,367	United Overseas Bank Ltd.	52,727
		922,375
	BEVERAGES - 0.6%
281	Anheuser-Busch InBev NV	24,979
1,510	Asahi Group Holdings Ltd.	37,423
3,309	Davide Campari-Milano SpA	23,935
399	Heineken NV	25,386
		111,723
	BUILDING MATERIALS - 0.4%
125	Geberit AG	30,946
316	Imerys SA	19,335
1,357	Nibe Industrier AB - Cl. B	21,175
		71,456
	CHEMICALS - 2.0%
5,578	Asahi Kasei Corp.	36,850
270	BASF SE	24,085
188	Brenntag AG	28,517
1,370	Clariant AG	19,340
1,770	Frutarom Industries Ltd.	26,717
1,640	Israel Chemicals Ltd.	16,189
618	K+S AG	22,817
469	Koninklijke DSM NV	30,517
261	Lanxess AG	15,700
166	Linde AG	30,930
365	Nitto Denko Corp.	23,451
735	Novozymes A/S - Cl. B	23,490
498	Shin-Etsu Chemical Co. Ltd.	32,999
804	Symrise AG	32,511
539	Yara International ASA	21,395
		385,508

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	COMMERCIAL SERVICES - 2.1%
1,325	Abertis Infraestructuras SA	$ 23,078
371	Adecco SA *	21,110
2,558	Ashtead Group PLC	25,054
1,667	ASTM SpA *	18,948
1,284	Atlantia SpA	20,912
207	Bertrandt AG	22,203
30,168	CWT Ltd.	34,017
12,468	Ezion Holdings Ltd.	20,842
918	Hamburger Hafen und Logistik AG	19,616
1,563	Intrum Justitia AB	31,848
1,435	Loomis AB - Cl. B	27,379
3,139	Prosegur Cia de Seguridad SA	17,136
1,722	Ramirent OYJ	14,862
2,719	Securitas AB - Cl. B	23,632
112,293	Shenzhen International Holdings Ltd.	13,899
9,785	SIA Engineering Co. Ltd.	38,887
953	Wirecard AG	25,901
		399,324
	COMPUTERS - 0.4%
605	Alten SA	20,627
1,462	Indra Sistemas SA	18,891
348	Ingenico	23,159
367	Wincor Nixdorf AG	19,873
		82,550
	COSMETICS - 0.2%
993	Kao Corp.	33,750

	DISTRIBUTION/WHOLESALE - 1.1%
11,493	Digital China Holdings Ltd.	13,736
2,912	ITOCHU Corp.	33,577
571	Jardine Cycle & Carriage Ltd.	19,140
4,508	Marubeni Corp.	30,099
1,568	Mitsubishi Corp.	26,828
2,254	Mitsui & Co. Ltd.	28,283
2,993	Sumitomo Corp.	37,284
1,158	Toyota Tsusho Corp.	29,819
		218,766
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
24,819	ARA Asset Management Ltd.	34,052
1,156	Azimut Holding SpA	21,021
858	Bolsas y Mercados Espanoles SA	20,983
14,102	COSCO Pacific Ltd.	18,327
433	Deutsche Boerse AG	28,461
25,695	Far East Horizon Ltd.	16,233
1,410	Hong Kong Exchanges and Clearing Ltd.	21,288
22,665	Hong Leong Finance Ltd.	45,573
158	Japan Exchange Group, Inc.	15,943
2,719	MLP AG	16,526
3,369	Nomura Holdings, Inc.	24,801
2,540	ORIX Corp.	34,660
7,092	Singapore Exchange Ltd.	39,313
49,085	UOB-Kay Hian Holdings Ltd.	63,475
		400,656
	ELECTRIC - 1.2%
3,221	ACEA SpA	26,857
7,809	EDP - Energias de Portugal SA	25,122
832	Endesa SA *	17,746
5,280	Enel SpA	16,540
1,238	Fortum OYJ	23,172
3,168	Iberdrola SA	16,702

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	ELECTRIC (Continued) - 1.2%
16,943	Infratil Ltd.	$ 29,071
415	Red Electrica Corp. SA	22,790
12,644	Redes Energeticas Nacionais	36,206
1,018	Verbund AG	19,305
		233,511
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
4,699	Hitachi Ltd.	30,144
614	Legrand SA	28,443
405	Leoni AG	20,138
462	Nidec Corp.	32,196
965	Prysmian SpA	17,999
412	SMA Solar Technology AG	12,279
		141,199
	ELECTRONICS - 1.3%
831	Axis Communications AB	20,418
2,002	Hoya Corp.	41,310
97	Keyence Corp.	30,917
390	Kyocera Corp.	39,668
7,069	Premier Farnell PLC	21,666
942	Rexel SA	21,158
6,152	Venture Corp Ltd.	35,218
9,153	WBL Corp. Ltd.	32,117
		242,472
	ENERGY-ALTERNATE SOURCES - 0.1%
9,790	Enel Green Power SpA	20,296

	ENGINEERING & CONSTRUCTION - 2.4%
1,279	ABB Ltd. *	27,718
4,331	Abengoa SA	10,696
745	AF AB - Cl. B	18,768
901	Aker Solutions ASA	12,205
921	Arcadis NV	24,714
271	Bilfinger SE	24,921
626	Bouygues SA	15,956
440	Fraport AG Frankfurt Airport Services Worldwide	26,582
847	JGC Corp.	30,451
886	JM AB	18,578
913	Leighton Holdings Ltd.	12,910
546	Obrascon Huarte Lain SA	18,558
4,288	Peab AB	20,709
14,556	SATS Ltd.	37,762
7,635	SembCorp Industries Ltd.	29,801
8,142	Shikun & Binui Ltd.	18,012
11,185	Singapore Technologies Engineering Ltd.	36,954
1,539	Skanska AB - Cl. B	25,384
451	Tecnicas Reunidas SA	20,690
11,454	United Engineers Ltd.	21,857
924	YIT OYJ	15,841
		469,067
	ENTERTAINMENT - 0.6%
735	Betsson AB *	18,516
23,242	Genting Singapore PLC	24,191
1,166	Gtech Spa	29,144
1,350	OPAP SA	11,283
188	Oriental Landing Co. Ltd.	29,043
		112,177
	ENVIRONMENTAL CONTROL - 0.2%
26,543	Hyflux Ltd.	26,162
2,196	Tomra Systems ASA	18,535
		44,697

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	FOOD - 2.7%
3,919	Austevoll Seafood ASA	$ 22,480
758	Axfood AB	31,519
788	Chr Hansen Holding A/S	26,942
3,074	Distribuidora Internacional de Alimentacion SA	23,214
1,399	Ebro Foods SA	28,695
1,182	Jeronimo Martins SGPS SA	24,874
709	Kesko OYJ - Cl. B	19,684
2,497	Koninklijke Ahold NV	37,113
16,344	Olam International Ltd.	21,136
1,333	Osem Investments Ltd.	27,833
9,589	Parmalat SpA	29,913
1,895	Salmar ASA *	19,256
944	Seven & I Holdings Co. Ltd.	34,461
1,609	Strauss Group Ltd.	24,583
690	Suedzucker AG	21,341
6,375	Super Group Ltd.	22,369
970	Unilever PLC	39,179
434	Viscofan SA	21,713
9,133	Wilmar International Ltd.	22,685
663	Yakult Honsha Co. Ltd.	27,441
2,992	Yeo Hiap Seng Ltd.	6,252
		532,683
	FOREST PRODUCTS & PAPER - 0.6%
1,984	BillerudKorsnas AB	18,640
1,006	Holmen AB - Cl. B	26,909
8,352	Portucel SA	26,597
1,239	Smurfit Kappa Group PLC	20,662
3,032	Stora Enso OYJ - Cl. R	20,296
		113,104
	GAS - 0.7%
948	Enagas SA	23,394
890	Gas Natural SDG SA	17,919
8,237	Osaka Gas Co. Ltd.	34,756
5,576	Snam SpA	25,367
6,519	Tokyo Gas Co. Ltd.	35,976
		137,412
	HAND/MACHINE TOOLS - 0.9%
708	Gildemeister AG	15,769
559	Konecranes OYJ	15,920
496	KUKA AG	20,943
423	Makita Corp.	22,833
1,377	Sandvik AB	16,365
255	Schindler Holding AG	35,459
233	SMC Corp.	46,741
		174,030
	HEALTHCARE PRODUCTS - 2.0%
29,697	Biosensors International Group Ltd. *	25,173
893	Carl Zeiss Meditec AG	29,598
640	Coloplast A/S - Cl. B	35,834
614	DiaSorin SpA	24,477
1,733	Elekta AB - Cl. B *	26,195
268	Fresenius SE & Co KGaA	32,992
870	Getinge AB - Cl. B	26,275
567	Luxottica Group SpA	28,625
1,988	Nobel Biocare Holding AG *	24,157
3,982	Smith & Nephew PLC	44,408
8,902	Sorin SpA *	22,563
512	Sysmex Corp.	33,463
493	Terumo Corp.	24,501
		378,261
	HEALTHCARE SERVICES - 0.4%
509	Fresenius Medical Care AG & Co KGaA	36,077
13,277	Raffles Medical Group Ltd.	32,873
715	Rhoen Klinikum AG	16,468
		85,418

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	HOLDING COMPANIES-DIVERSIFIED - 1.0%
775	Exor SpA	$ 22,887
618	GEA Group AG	21,873
10,186	Haw Par Corp. Ltd.	58,070
4,833	Keppel Corp. Ltd.	39,633
25,266	Noble Group Ltd.	19,325
2,654	Wharf Holdings Ltd.	22,310
		184,098
	HOME BUILDERS - 0.3%
2,497	Sekisui House Ltd.	36,059
54,180	Ying Li International Real Estate Ltd. *	18,157
		54,216
	HOME FURNISHINGS - 0.3%
1,090	De'Longhi SpA	17,016
878	Electrolux AB - Cl. B	22,041
17,174	TCL Multimedia Technology Holdings Ltd.	10,141
		49,198
	HOUSEHOLD PRODUCTS - 0.5%
18,388	OSIM International Ltd.	28,491
504	Reckitt Benckiser Group PLC	35,544
233	Societe BIC SA	23,320
		87,355
	INSURANCE - 2.7%
3,315	Aegon NV	22,143
181	Allianz SE	26,408
1,082	Assicurazioni Generali SpA	18,874
4,636	Aviva PLC	23,888
1,388	CNP Assurances	19,891
1,811	Gjensidige Forsikring ASA	26,520
2,172	Great Eastern Holdings Ltd.	29,852
790	Grupo Catalana Occidente SA	17,456
362	Hannover Rueckversicherung SE	26,030
2,320	Lancashire Holdings Ltd.	27,880
4,179	Mapfre SA	13,591
162	Muenchener Rueckversicherungs AG	29,774
14,345	RSA Insurance Group PLC	25,901
857	Sampo - Cl. A	33,351
1,150	SCOR SE	35,239
1,740	Sony Financial Holdings, Inc.	27,458
3,609	Storebrand ASA *	17,330
413	Swiss Re AG	30,678
393	Tryg A/S	32,345
521	Vienna Insurance Group AG	24,166
126	Zurich Insurance Group AG *	32,618
		541,393
	INTERNET - 0.5%
1,868	Atea ASA	18,752
135	Iliad SA	29,155
51	Yahoo Japan Corp.	25,115
1,071	Yoox SpA *	22,983
		96,005
	IRON/STEEL - 0.0%
3,965	Ferrexpo PLC	8,007

	LEISURE TIME - 0.2%
440	Shimano, Inc.	37,309

	LODGING - 1.0%
3,868	City Developments Ltd.	32,635
44,656	GuocoLeisure Ltd.	27,642
10,249	Hotel Properties Ltd.	25,618
1,038	InterContinental Hotels Group PLC	28,475
1,894	Melia Hotels International SA	14,352
3,746	Millennium & Copthorne Hotels PLC	31,886
10,525	Overseas Union Enterprise Ltd.	23,570
		184,178

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	MACHINERY CONSTRUCTION & MINING - 0.6%
806	Atlas Copco AB - Cl. A	$ 19,349
797	Danieli & C Officine Meccaniche SpA	18,574
4,035	Duro Felguera SA	25,961
868	Komatsu Ltd.	20,044
2,266	Mitsubishi Electric Corp.	21,200
1,166	Outotec OYJ	13,958
		119,086
	MACHINERY DIVERSIFIED - 1.3%
440	Alstom SA *	14,389
325	Andritz AG	16,655
527	Duerr AG	31,753
130	FANUC Corp.	18,826
311	FLSmidth & Co. A/S	14,140
734	Hexagon AB - Cl. B	19,503
2,848	Interpump Group SpA	25,358
355	Kone OYJ - Cl. B	28,170
2,105	Kubota Corp.	30,695
433	Metso OYJ	14,701
396	Rheinmetall AG	18,430
1,561	Zardoya Otis SA	22,096
		254,716
	MEDIA - 1.3%
632	Axel Springer AG	26,924
2,751	British Sky Broadcasting Group PLC	33,059
284	Kabel Deutschland Holding AG	31,148
2,035	Mediaset Espana Comunicacion SA *	17,696
44,274	Phoenix Satellite Television Holdings Ltd.	15,698
6,131	Seven West Media Ltd.	10,661
16,212	Singapore Press Holdings Ltd.	53,307
1,464	Wolters Kluwer NV	30,932
5,061	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	24,405
		243,830
	METAL FABRICATE - 0.6%
643	Assa Abloy AB - Cl. B	25,041
367	Aurubis AG	19,658
375	Hoganas - Cl. B	17,783
1,020	Metka SA	13,125
919	SKF AB - Cl. B	21,395
335	Vallourec	16,928
		113,930
	MINING - 0.3%
1,331	Boliden AB	16,401
4,194	Glencore Xstrata PLC	17,318
389	Rio Tinto Ltd.	18,644
1,225	Sumitomo Metal Mining Co. Ltd.	13,644
		66,007
	MISCELLANEOUS MANUFACTURING - 1.1%
1,028	Alfa Laval AB	20,870
1,247	FUJIFILM Holdings Corp.	27,439
383	Hexpol AB	24,802
2,341	Invensys PLC	14,656
483	NKT Holding A/S	17,524
802	RHI AG	27,885
283	Siemens AG	28,563
1,535	Trelleborg AB - Cl. B	22,906
434	Wartsila OYJ Abp	18,858
		203,503
	OFFICE & BUSINESS EQUIPMENT - 0.1%
616	Canon, Inc.	20,068

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	OIL & GAS - 0.9%
8,316	Afren PLC *	$ 16,340
5,127	Aurora Oil & Gas Ltd. *	13,654
1,361	BG Group PLC	23,098
947	Eni SpA	19,424
574	OMV AG	25,889
696	Repsol SA	14,665
1,284	Statoil ASA	26,368
518	Total SA	25,252
		164,690
	OIL & GAS SERVICES - 0.6%
13,988	CIMC Enric Holdings Ltd.	21,750
500	Fred Olsen Energy ASA	19,667
1,163	Petroleum Geo-Services ASA	14,105
429	Saipem SpA	6,965
884	Subsea 7 SA *	15,430
219	Technip SA	22,206
555	TGS Nopec Geophysical Co. ASA	16,054
		116,177
	PACKAGING & CONTAINERS - 0.3%
500	Gerresheimer AG	28,921
1,507	Huhtamaki OYJ	27,952
		56,873
	PHARMACEUTICALS - 3.5%
601	Actelion Ltd.	36,134
984	AstraZeneca PLC	46,508
247	Bayer AG	26,304
1,375	Chugai Pharmaceutical Co. Ltd.	28,469
669	Eisai Co. Ltd.	27,252
2,011	GlaxoSmithKline PLC	50,285
703	Grifols SA	25,768
671	Hisamitsu Pharmaceutical Co., Inc.	34,057
2,559	Kyowa Hakko Kirin Co. Ltd.	28,914
2,946	Meda AB - Cl. A	33,179
2,054	Mitsubishi Tanabe Pharma Corp.	26,580
685	Novartis AG	48,567
144	Novo Nordisk A/S - Cl. B	22,409
706	Ono Pharmaceutical Co. Ltd.	47,849
848	Orion OYJ - Cl. B	19,862
1,124	Otsuka Holdings Co. Ltd.	37,071
2,952	Recordati SpA	32,711
246	Sanofi	25,459
1,354	Shionogi & Co. Ltd.	28,225
840	Shire PLC	26,574
30,632	Sino Biopharmaceutical	19,865
382	Taisho Pharmaceutical Holdings Co Ltd.	27,082
		699,124
	REAL ESTATE - 4.0%
1,635	CA Immobilien Anlagen AG *	18,825
11,151	CapitaLand Ltd.	27,082
18,400	CapitaMalls Asia Ltd.	26,478
474	Daito Trust Construction Co. Ltd.	44,632
779	Deutsche Euroshop AG	30,959
1,434	Deutsche Wohnen AG	24,315
3,602	Fastighets AB Balder - Cl. B *	25,888
1,910	Gazit-Globe Ltd.	24,925
81,127	Gemdale Properties and Investment Corp. Ltd. *	10,355
13,074	Global Logistic Properties Ltd.	28,350
700	GSW Immobilien AG	27,046
16,600	GuocoLand Ltd.	26,702
19,527	Ho Bee Investment Ltd.	30,333
2,503	Hufvudstaden AB - Cl. A	29,748
6,298	IMMOFINANZ AG *	23,494
10,291	Keppel Land Ltd.	27,184
700	Lundbergforetagen AB - Cl. B	26,451
773	Mitsubishi Estate Co. Ltd.	20,559

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	REAL ESTATE (Continued) - 4.0%
772	Mitsui Fudosan Co. Ltd.	$ 22,678
69,134	Oxley Holdings Ltd.	19,352
509	PSP Swiss Property AG	43,994
4,956	Sponda OYJ	23,319
564	Sumitomo Realty & Development Co. Ltd.	22,463
2,281	TAG Immobilien AG	24,848
6,221	UOL Group Ltd.	32,964
2,084	Wallenstam AB - Cl. B	27,130
1,862	Wihlborgs Fastigheter AB	27,455
18,009	Wing Tai Holdings Ltd.	29,111
20,816	Yanlord Land Group Ltd.	20,189
		766,829
	RETAIL - 2.0%
4,516	Aeon Co. Ltd.	59,213
3,751	Amplifon SpA	18,751
5,868	China Resources Enterprise Ltd.	18,460
1,722	Clas Ohlson AB - Cl. B	22,647
174	Dufry AG *	21,070
396	Fielmann AG	41,332
829	Hennes & Mauritz AB - Cl. B	27,076
150	Inditex SA	18,491
1,572	Jumbo SA *	15,529
369	Lawson, Inc.	28,130
14,691	Man Wah Holdings Ltd.	18,430
547	Pandora A/S	18,511
22,205	Parkson Retail Asia Ltd.	28,890
720	Salvatore Ferragamo Italia SpA	22,395
25,544	Sonae	24,271
		383,196
	SEMICONDUCTORS - 0.6%
171	AMS AG	12,612
1,569	ARM Holdings PLC	18,926
631	ASM International NV	21,267
2,003	ASM Pacific Technology Ltd.	22,067
230	ASML Holding NV	18,123
1,066	Dialog Semiconductor PLC *	13,327
1,991	Infineon Technologies AG	16,640
		122,962
	SHIPBUILDING - 0.4%
40,598	Cosco Corp. Singapore Ltd.	23,849
10,074	SembCorp Marine Ltd.	34,316
22,710	Vard Holdings Ltd.	19,519
		77,684
	SOFTWARE - 0.7%
968	Amadeus IT Holding SA - Cl. A	30,895
287	Dassault Systemes SA	35,059
744	Oracle Corp. Japan	30,831
329	SAP AG	24,059
431	Software AG	12,882
		133,726
	TELECOMMUNICATIONS - 3.8%
1,205	Belgacom SA	26,995
17,122	Bezeq The Israeli Telecommunication Corp. Ltd.	22,862
6,784	BT Group PLC	31,827
3,093	China Mobile Ltd.	32,301
11,214	Colt Group SA *	17,015
1,485	Drillisch AG	24,803
1,327	Elisa OYJ	25,890
1,339	Freenet AG	29,204
1,364	GN Store Nord A/S	25,742
2,291	Jazztel PLC *	17,778
767	KDDI Corp.	39,856

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Shares		Value
	TELECOMMUNICATIONS (Continued) - 3.8%
18,708	M1 Ltd.	$ 44,402
893	Mobistar SA	18,572
512	NICE Systems Ltd.	18,596
706	Nippon Telegraph & Telephone Corp.	36,544
25	NTT DOCOMO, Inc.	38,797
2,084	Orange SA	19,687
4,365	Portugal Telecom SGPS SA	16,964
13,169	Singapore Telecommunications Ltd.	39,148
375	Softbank Corp.	21,866
9,555	Spirent Communications PLC	20,398
10,106	StarHub Ltd.	33,310
3,901	TDC A/S	31,570
1,542	Tele2 AB - Cl. B	17,995
11,661	Telecom Corp. of New Zealand Ltd.	20,279
1,398	Telefonica SA *	17,890
512	Telenet Group Holding	23,465
4,673	TeliaSonera AB	30,283
		744,039
	TEXTILES - 0.2%
4,838	Toray Industries, Inc.	31,279

	TRANSPORTATION - 3.1%
2,537	Ansaldo STS SpA	24,518
526	Cargotec Oyj - Cl. B	14,057
388	Central Japan Railway Co.	47,396
20,790	ComfortDelGro Corp. Ltd.	30,082
1,333	Deutsche Post AG	33,085
1,219	DSV A/S	29,676
487	East Japan Railway Co.	37,812
28,320	Ezra Holdings Ltd. *	20,879
8,195	Kintetsu Corp.	35,982
272	Kuehne + Nagel International AG	29,804
3,742	Mainfreight Ltd.	30,946
3,140	Odakyu Electric Railway Co. Ltd.	30,609
774	Oesterreichische Post AG	30,181
55,463	Singapore Post Ltd.	56,854
44,120	SMRT Corp. Ltd.	49,923
8,273	Tobu Railway Co. Ltd.	42,573
5,949	Tokyu Corp.	38,881
2,147	Wilh Wilhelmsen ASA	16,749
		600,007
	TRUCKING & LEASING - 0.2%
25,775	Goodpack Ltd.	31,909

	TOTAL COMMON STOCK (Cost - $12,667,530)	12,687,629

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
358,316	STIT Liquid Assests Portfolio - 0.09% **	358,316
	TOTAL SHORT-TERM INVESTMENTS (Cost - $358,316)

	TOTAL INVESTMENTS - 67.4% (Cost- $13,025,846) (a)	$ 13,045,945
	OTHER ASSETS LESS LIABILITIES - 32.6%	6,315,446
	NET ASSETS - 100.0%	$ 19,361,391

* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on June 30, 2013
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,054,739 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 623,268
	Unrealized depreciation	(632,062)
	Net unrealized depreciation	$ (8,794)

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
5	MSCI EAFE Index Mini, Sep 2013	$ 409,925	$ (4,315)
TOTAL LONG FUTURES CONTRACTS

Portfolio Composition (Unaudited) *
Japan	21.2%
Singapore	14.6%
Germany	11.0%
Sweden	8.2%
Italy	5.8%
Britain	5.2%
Spain	4.2%
France	3.9%
Switzerland	3.3%
Norway	2.8%
Other Countries	19.8%
Total	100.0%
* Based on total value of investments.
Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	MUTUAL FUNDS - 5.3%
92,310	Compass EMP Ultra Short-Term Fixed Income Fund +	$ 923,100
	TOTAL MUTUAL FUNDS (Cost - $923,100)

Par Value	BONDS & NOTES - 49.5%
	BANKS - 19.9%
$ 75,000	ABN AMRO Bank NV, 3.00%, 1/31/14	75,958
500,000	Bank of America Corp., 1.50%,10/9/15	498,313
25,000	Capital One Financial Corp., 2.125%, 7/15/14	25,287
350,000	Capital One Financial Corp., 1.00%, 11/6/15	345,253
50,000	Citigroup, Inc., 6.375%, 8/12/14	52,753
420,000	First Horizon National Corp., 5.375%, 12/15/15	453,804
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	52,826
500,000	ING Bank NV, 2.00%, 9/25/15	503,393
300,000	JPMorgan Chase & Co., 6.125%, 6/27/17	338,404
55,000	Morgan Stanley, 6.00%, 4/28/15	59,004
50,000	Morgan Stanley, 4.00%, 7/24/15	51,982
200,000	Santander US Debt SAU, 3.724%, 1/20/15	201,872
800,000	Zions Bancorporation, 2.75%, 5/16/16	803,130
		3,461,979
	DIVERSIFIED FINANCIAL - 3.5%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15	51,456
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15	58,959
300,000	General Electric Capital Corp., 5.375%, 10/20/16	335,077
60,000	Harley-Davidson Funding, 5.75%, 12/15/14	64,002
50,000	Jefferies Group, Inc., 5.875%, 6/8/14	51,830
50,000	Merrill Lynch & Co., 5.45%, 7/15/14	52,070
		613,394
	HOME FURNISHINGS - 1.9%
300,000	Whirlpool Corp., 6.50%, 6/15/16	338,074

	INSURANCE - 3.2%
508,000	White Mountain Insurance Group, 6.375%, 3/20/17	557,588

	MEDIA - 3.0%
500,000	Viacom, Inc., 2.50%, 12/15/16	515,822

	MINING - 0.3%
50,000	Anglo American Capital, 9.375%, 4/8/14	53,001

	OIL & GAS - 4.1%
490,000	Petrobas Global Finance BV, 2.00%, 5/20/16	479,826
220,000	Transocean, Inc., 5.05%, 12/15/16	238,892
		718,718
	PHARMACEUTICALS - 3.0%
450,000	Cardinal Health, Inc., 6.00%, 6/15/17	510,649

	RETAIL - 2.8%
400,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17	477,263

	SAVINGS & LOANS - 4.2%
700,000	Amsouth Bank, 5.20, 4/1/15	731,500

	TELECOMMUNICATIONS - 3.6%
350,000	Crown Castle Towers LLC, 3.214%, 8/15/15	360,328
15,000	Deutsche Telekom International Finance, 4.875%, 7/8/14	15,591
220,000	Motorola Solutions, Inc., 6.00%, 11/15/17	249,390
		625,309

	TOTAL BONDS & NOTES (Cost- $8,753,016)	8,603,297
See accompanying notes to financial statements.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013
	SHORT-TERM INVESTMENTS - 58.5%
Par Value	CERTIFICATES OF DEPOSIT - 10.8%	Value
$ 400,000	Banco do Brasil Sa NY, 1.15%, 4/4/14	$ 400,000
300,000	Corpabanca/NY, 1.18%, 10/31/13	300,000
280,000	Corpabanca/NY, 1.95%, 1/2/14	280,000
900,000	Natixis/New York NY, 4/23/14	900,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - 1,880,000)	1,880,000

	COMMERCIAL PAPER - 6.9%
300,000	Intesa Sanpaolo SpA/New York NY, 9/18/13	300,000
900,000	Xstrata Finance, 7/1/13	900,000
	TOTAL COMMERCIAL PAPER (Cost - $1,200,000)	1,200,000

Shares	MONEY MARKET FUND - 40.8%
7,092,285	STIT - Liquid Assets Portfolio, 0.09% *	7,092,285
	(Cost - $7,092,285)
	TOTAL SHORT-TERM INVESTMENTS - (Cost- $10,172,285)	10,172,285

	TOTAL INVESTMENTS - 113.3% (Cost - $19,848,401) (a)	$ 19,698,682
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.3) %	(2,332,587)
	NET ASSETS - 100.0%	$ 17,366,095

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on June 30, 2013
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,848,401 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 236
	Unrealized depreciation	(149,955)
	Net unrealized depreciation	$ (149,719)

See accompanying notes to financial statements.

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - (1.2) %
	Commodity Futures - (1.2) %
41	Cotton, Dec 2013	$ 1,722,205	$ (22,095)
53	Lean Hogs, Aug 2013	2,065,940	313
148	NYMEX E-Mini Natural Gas Future, Aug 2013	1,319,050	(154,660)
28	Soybean Future, Nov 2013	1,752,800	(45,500)
40	Soybean Meal, Dec 2013	1,496,000	7,600
	TOTAL LONG FUTURES CONTRACTS	8,355,995	(214,342)

	SHORT FUTURES CONTRACTS - 1.8%
	Commodity Futures - 1.8%
40	Cocoa, Sep 2013	865,600	57,600
3	Coffee, Sep 2013	135,450	9,450
3	COMEX miNY Gold, Aug 2013	183,563	23,100
5	Copper Future, Sep 2013	382,188	3,000
21	Corn Future, Dec 2013	536,550	36,750
7	Gasoline RBOB, Aug 2013	798,386	41,169
7	Heating Oil Futures, Aug 2013	840,487	30,135
23	Live Cattle, Aug 2013	1,122,630	(22,903)
17	LME Aluminum, Sep 2013	751,931	43,243
23	LME Zinc Future, Sep 2013	1,066,050	3,450
14	NYMEX Light Sweet Crude Oil, Aug 2013	675,920	10,955
2	Silver, Sep 2013	194,700	1,240
41	Soybean Oil Future, Dec 2013	1,109,952	63,222
14	Wheat Future, Sep 2013	460,425	20,825
36	World Sugar #11, Oct 2013	682,214	(8,819)
	TOTAL SHORT FUTURES CONTRACTS	$ 9,806,046	$ 312,417

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	MUTUAL FUNDS - 5.7%
55,385	Compass EMP Ultra Short-Term Fixed Income Fund +	$ 553,850
	TOTAL MUTUAL FUNDS (Cost - $553,850)

Par Value	BONDS & NOTES - 51.0%
	BANKS - 19.5%
$ 75,000	ABN AMRO Bank NV, 3.00%, 1/31/14	75,958
250,000	Bank of America Corp., 1.50%, 10/9/15	249,157
25,000	Capital One Financial Corp., 2.125%, 7/15/14	25,287
150,000	Capital One Financial Corp., 1.00%, 11/6/15	147,966
50,000	Citigroup, Inc., 6.375%, 8/12/14	52,753
240,000	First Horizon National Corp., 5.375%, 12/15/15	259,317
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	52,826
250,000	ING Bank NV, 2.00%, 9/25/15	251,696
200,000	JPMorgan Chase & Co., 6.125%, 6/27/17	225,602
55,000	Morgan Stanley, 6.00%, 4/28/15	59,004
50,000	Morgan Stanley, 4.00%, 7/24/15	51,982
100,000	Santander US Debt SAU, 3.724%, 1/20/15	100,936
350,000	Zions Bancorporation, 2.75%, 5/16/16	351,369
		1,903,853
	DIVERSIFIED FINANCIAL SERVICES - 5.1%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15	51,456
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15	58,959
200,000	General Electric Capital Corp., 5.375%, 10/20/16	223,384
60,000	Harley-Davidson Funding, 5.75%, 12/15/14	64,002
50,000	Jefferies Group, Inc., 5.875%, 6/8/14	51,830
50,000	Merrill Lynch & Co, Inc., 5.45%, 7/15/14	52,070
		501,701
	HOME FURNISHINGS - 1.7%
150,000	Whirlpool Corp., 6.5%, 6/15/16	169,037

	INSURANCE - 5.0%
450,000	White Mountain Insurance Group, 6.375%, 3/20/17	493,927

	MEDIA - 2.6%
250,000	Viacom, Inc., 2.50%, 12/15/16	257,911

	MINING - 0.5%
50,000	Anglo American Capital, 9.375%, 4/8/14	53,001

	OIL & GAS - 3.5%
190,000	Petrobas Global Finance BV, 2.00%, 5/20/16	186,055
140,000	Transocean, Inc., 5.05%, 12/15/16	152,022
		338,077
	PHARMACEUTICALS - 2.3%
200,000	Cardinal Health, Inc., 6.00%, 6/15/17	226,955

	RETAIL - 3.1%
250,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17	298,289

	SAVINGS & LOANS - 4.3%
400,000	Amsouth Bank/Birmingham AL, 5.20%, 4/1/15	418,000

	TELECOMMMUNICATIONS- 3.4%
150,000	Crown Castle Towers LLC, 3.214%, 8/15/15	154,427
15,000	Deutsche Telekom International Finance, 4.875%, 7/8/14	15,591
140,000	Motorola Solutions Inc., 6.00%, 11/15/17	158,703
		328,721

	TOTAL BONDS & NOTES - (Cost- $5,076,095)	4,989,472

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013
	SHORT-TERM INVESTMENTS - 65.3%
Par Value	CERTIFICATES OF DEPOSIT - 21.0%
$ 400,000	Banco do Brasil Sa NY, 1.15%, 4/4/14	$ 400,000
310,000	Corpbanca/NY, 1.95%, 1/2/14	310,000
550,000	Corpbanca/NY, 1.18%, 10/31/13	550,000
300,000	Intesa Sanpaolo SpA/New York NY, 1.50%, 9/18/13	300,000
500,000	Natixis/NY, 0.72%, 4/23/14	500,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $2,060,000)	2,060,000

	COMMERCIAL PAPER - 4.1%
400,000	XSTRDU, 7/1/13	400,000
	TOTAL COMMERCIAL PAPER ( Cost - $400,000)

Shares	MONEY MARKET FUND - 40.2%
3,928,527	STIT - Liquid Assets Portfolio, 0.09% *	3,928,527
	(Cost - $3,928,527)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,388,527)	6,388,527

	TOTAL INVESTMENTS - 122.0% (Cost - $12,018,472) (a)	$ 11,931,849
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.0) %	(2,153,686)
	NET ASSETS - 100.0%	$ 9,778,163

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on June 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,018,472 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 236
	Unrealized depreciation	(86,859)
	Net unrealized depreciation	$ (86,623)

See accompanying notes to financial statements.

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (4.3) %
	Commodity Futures - (4.3) %
23	Cocoa, Sep 2013	$ 497,720	$ (46,710)
7	Coffee, Sep 2013	316,050	(17,737)
8	Copper Future, Sep 2013	611,500	(35,800)
15	Corn Future, Dec 2013	383,250	(20,938)
12	Cotton, Dec 2013	504,060	(20,328)
5	Crude Oil Future, Aug 2013	482,800	2,190
3	Gasoline RBOB, Aug 2013	342,166	(14,011)
5	Gold, Aug 2013	611,850	(113,790)
4	Heating Oil Futures, Aug 2013	480,278	(4,973)
23	Lean Hogs, Aug 2013	896,540	3,376
21	Live Cattle, Aug 2013	1,025,010	11,838
10	LME Aluminum, Sep 2013	442,313	(25,937)
11	LME Zinc Future, Sep 2013	509,850	(7,906)
8	Natural Gas Future, Aug 2013	285,200	(18,620)
3	Silver, Sep 2013	292,050	(35,185)
7	Soybean Future, Nov 2013	438,200	(19,988)
10	Soybean Meal, Dec 2013	374,000	(12,870)
18	Soybean Oil Future, Dec 2013	487,296	(22,332)
14	Wheat Future, Sep 2013	460,425	(28,113)
23	World Sugar #11, Oct 2013	435,859	6,653
	TOTAL LONG FUTURES CONTRACTS	$ 9,876,417	$ (421,181)

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	MUTUAL FUNDS - 2.3%
48,057	Compass EMP Ultra Short-Term Fixed Income Fund +	$ 480,570
	TOTAL MUTUAL FUNDS (Cost - $480,570)

Par Value	BONDS & NOTES - 39.2%
	BANKS - 16.2%
$ 500,000	ABN AMRO Bank NV, 3.00%, 1/31/14	506,387
200,000	Capital One Financial Corp., 2.125%, 7/15/14	202,295
400,000	Capital One Financial Corp., 1.00%, 11/6/15	394,575
150,000	Citigroup, Inc., 6.375%, 8/12/14	158,258
360,000	First Horizon National Corp., 5.375%, 12/15/15	388,975
300,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	316,955
300,000	JPMorgan Chase & Co., 6.125%, 6/27/17	338,404
200,000	Morgan Stanley, 6.00%, 4/28/15	214,560
200,000	Morgan Stanley, 4.00%, 7/24/15	207,928
200,000	Santander US Debt SAU, 3.724%, 1/20/15	201,872
300,000	Societe Generale, 2.50%, 1/15/14	302,267
150,000	Zions Bancorporation, 2.75%, 5/16/16	150,587
		3,383,063
	DIVERSIFIED FINANCIAL SERVICES - 6.7%
200,000	Ford Motor Credit Co. LLC., 3.875%, 1/15/15	205,824
200,000	Ford Motor Credit Co. LLC., 12.00%, 5/15/15	235,835
300,000	General Electric Capital Corp., 5.375%, 10/20/16	335,077
200,000	Harley-Davidson Funding Corp., 5.75%, 12/15/14	213,339
200,000	Jefferies Group, Inc., 5.875%, 6/18/14	207,318
200,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14	208,279
		1,405,672
	ELECTRIC - 0.5%
100,000	Exelon Generation Co. LLC., 5.35%, 1/15/14	102,408

	HOME FURNISHINGS - 0.8%
150,000	Whirlpool Corp., 6.50%, 6/15/16	169,037

	INSURANCE - 1.3%
255,000	White Mountain Insurance Group., 6.375%, 3/20/17	279,892

	MEDIA - 2.5%
500,000	Viacom, Inc., 2.50%, 12/15/16	515,822

	MINING - 0.8%
150,000	Anglo American Capital PLC, 9.375%, 4/8/14	159,005

	OIL & GAS - 2.7%
350,000	Petrobas Global Finance BV, 2.00%, 5/20/16	342,733
200,000	Transocean, Inc., 5.05%, 12/15/16	217,175
		559,908
	PHARMACEUTICALS - 0.8%
150,000	Cardinal Health, Inc., 6.00%, 6/15/17	170,216

	RETAIL - 1.1%
200,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17	238,632

	SAVINGS & LOANS - 2.4%
490,000	Amsouth Bank, 5.20%, 4/1/15	512,050

	TELECOMMUNICATIONS - 3.4%
400,000	Crown Castle Towers LLC, 3.214%, 8/15/15	411,804
50,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	51,969
210,000	Motorola Solutions, Inc., 6.00%, 11/15/17	238,055
		701,828

	TOTAL BONDS & NOTES (Cost- $8,298,475)	8,197,533

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Par Value	SHORT-TERM INVESTMENTS- 58.1%	Value
	CERTIFICATES OF DEPOSIT - 14.3%
$ 500,000	Banco Bilbao Vizcaya Argentaria, 1.42%, 7/9/13	$ 500,000
100,000	Banco Bilbao Vizcaya Argentaria/New York NY, 2.02%, 3/5/14	100,000
700,000	Banco do Brasil SA/New York, 1.18%, 3/10/14	700,000
800,000	Corpabanca/NY, 1.95%, 1/2/14	800,000
250,000	Corpabanca/NY, 1.18%, 10/31/13	250,000
650,000	Intesa Sanpaolo SpA/New York NY, 1.50%, 9/18/13	650,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $3,000,000)	3,000,000

	COMMERCIAL PAPER - 19.3%
250,000	Avon Capital Corp., 10/28/13	248,926
319,000	Common Wealth Edison, 8/23/13	318,821
700,000	Conagra Foods, 7/2/13	699,992
150,000	Hawaiian Electric, 7/9/13	149,980
800,000	KCP&L Greater Missouri Electric , 7/24/13	799,632
327,000	Nabors Industries, 7/19/13	326,943
250,000	Romulus Funding Corp., 8/1/13	249,817
500,000	Spectra Energy Partners, 7/24/13	499,878
250,000	Williams Partners, 7/18/13	249,954
500,000	Xstrata Finance, 7/1/13	500,000
	TOTAL COMMERCIAL PAPER (Cost - $4,043,943)	4,043,943

Shares	MONEY MARKET FUND - 24.5%
5,117,568	STIT - Liquid Assets Portfolio, 0.09% *	5,117,568
	(Cost - $5,117,568)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,161,511)	12,161,511

	TOTAL INVESTMENTS - 99.6% (Cost - $20,940,556) (a)	$ 20,839,614
	OTHER ASSETS LESS LIABILITIES - 0.4%	75,677
	NET ASSETS - 100.0%	$ 20,915,291

+ Affiliated company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,940,556 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,655
	Unrealized depreciation	(102,597)
	Net unrealized depreciation	$ (100,942)

* Money market fund; interest rate reflects seven day effective yield on June 30, 2013

See accompanying notes to financial statements.

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (0.1) %
	Fixed Income Futures - (0.1) %
2	Euro BOBL Future, Sep 2013	$ 325,470	$ (2,574)
13	Euro Schatz, Sep 2013	1,864,707	(2,703)
2	Euro-Bund Future, Sep 2013	367,896	(4,887)
	TOTAL LONG FUTURES CONTRACTS	2,558,073	(10,164)

	SHORT FUTURES CONTRACTS - 0.2%
	Fixed Income Futures - 0.2%
4	Canadian 10 Year Bond Future, Sep 2013	498,424	8,837
4	Long Gilt Future, Sep 2013	679,144	9,225
10	US 10 Year Future, Sep 2013	1,265,625	18,906
2	US 2 YR NOTE (CBT), Sep 2013	440,000	(187)
15	US 5 YR NOTE (CBT), Sep 2013	1,815,705	13,886
	TOTAL SHORT FUTURES CONTRACTS	$ 4,698,898	$ 50,667

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

Shares		Value
	MUTUAL FUNDS - 4.2%
154,840	Compass EMP Ultra Short-Term Fixed Income Fund +	$ 1,548,398
	TOTAL MUTUAL FUNDS (Cost - $1,548,398)

	BONDS & NOTES - 36.0%
Par Value	BANKS - 18.6%
$ 1,500,000	ABN AMRO Bank NV, 3.00%, 1/31/14	1,519,160
541,000	Capital One Financial Corp., 2.125%, 7/15/14	547,208
50,000	Capital One Financial Corp., 1.00%, 11/6/15	49,322
700,000	Citigroup, Inc., 6.375%, 8/12/14	738,539
590,000	First Horizon National Corp., 5.375%, 12/15/15	637,487
1,000,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	1,056,516
630,000	Morgan Stanley, 6.00%, 4/28/15	675,864
600,000	Morgan Stanley, 4.00%, 7/24/15	623,785
300,000	Santander US Debt SAU, 3.724% 1/20/15	302,808
600,000	Societe Generale, 2.50%, 1/15/14	604,533
150,000	Zions Bancorporation, 2.75% 5/16/16	150,587
		6,905,809
	DIVERSIFIED FINANCIAL - 10.1%
600,000	Ford Motor Credit Corp. LLC, 3.875%, 1/15/15	617,473
600,000	Ford Motor Credit Corp. LLC, 12.00%, 5/15/15	707,506
500,000	General Electric Capital Corp., 5.375%, 10/20/16	558,461
600,000	Harley-Davidson Funding, 5.75%, 12/15/14	640,016
600,000	Jefferies Group, Inc., 5.875%, 6/8/14	621,955
600,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14	624,838
		3,770,249
	ELECTRIC - 0.6%
223,000	Exelon Generation Co. LLC., 5.35%, 1/15/14	228,369

	HOME FURNISHINGS - 0.4%
150,000	Whirlpool Corp., 6.5%, 6/15/16	169,037

	INSURANCE - 0.5%
180,000	White Mountain Insurance Group, 6.375%, 3/20/17	197,571

	MEDIA - 0.1%
50,000	Viacom, Inc., 2.50%, 12/15/16	51,582

	MINING - 2.0% %
700,000	Anglo American Capital PLC, 9.375%, 4/8/14	742,021

	OIL & GAS - 1.3%
150,000	Petrobras Global Finance BV, 2.00%, 5/20/16	146,885
300,000	Transocean, Inc., 5.05%, 12/15/16	325,763
		472,648
	PHARMACEUTICALS - 0.5%
150,000	Cardinal Health, Inc., 6.00%, 6/15/17	170,216

	RETAIL - 0.2%
50,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17	59,658

	SAVINGS & LOANS 0.3%
100,000	Amsouth Bank, 5.20%, 4/1/15	104,500

	TELECOMMUNICATIONS - 1.4%
50,000	Crown Castle Towers LLC, 3.214%, 8/15/15	51,476
150,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	155,907
290000	Motorola Solutions, Inc., 6.00%, 11/15/17	328,742
		536,125

	TOTAL BONDS & NOTES (Cost - $13,478,974)	13,407,785

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013

Par Value	SHORT-TERM INVESTMENTS - 57.6%	Value
	CERTIFICATES OF DEPOSIT - 37.0%
$ 1,000,000	Banco Bilbao Vizcaya Argentaria/New York NY, 1.42%, 7/9/13	$ 1,000,000
900,000	Banco Bilbao Vizcaya Argentaria/New York NY, 2.02%, 3/5/14	900,000
1,900,000	Banco Brasil, 1.18%, 3/10/14	1,900,000
1,300,000	Banco do Brasil Sa NY, 1.15%, 4/4/14	1,300,000
3,000,000	Corpbanca, 1.28%, 10/8/13	2,999,935
1,000,000	Corpbanca, 1.18%, 10/31/13	1,000,000
3,360,000	Corpbanca, 1.95%, 1/2/14	3,360,000
1,300,000	Intesa Sanpaolo SpA/New York NY, 1.50%, 9/18/13	1,300,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $13,759,935)	13,759,935

	COMMERCIAL PAPER- 12.2%
1,000,000	Avon Capital Corp., 10/28/13	995,703
250,000	Commonwealth Edison, 8/23/13	249,862
900,000	Conagra Foods, 7/2/13	899,990
250,000	Entergy Corp., 7/17/13	249,933
300,000	Hawaiian Electric 7/9/13	299,960
1,000,000	KCP&L Greater Missouri Electric, 7/24/13	999,540
350,000	Romulus Funding Corp., 8/1/13	349,744
500,000	Spectra Energy Partners, 7/24/13	499,882
	TOTAL COMMERCIAL PAPER (Cost - $4,544,614)	4,544,614

Shares	MONEY MARKET FUND - 8.4%
3,121,048	STIT-Liquid Assets Portfolio - 0.09%*	$ 3,121,048
	(Cost - $3,121,048)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,425,597)	21,425,597

	TOTAL INVESTMENTS - 97.8% (Cost - $36,452,969) (a)	$ 36,381,780
	OTHER ASSETS LESS LIABILITIES - 2.2%	829,948
	NET ASSETS - 100.0%	$ 37,211,728

+ Affiliated company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,452,969 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 4,497
	Unrealized depreciation	(75,686)
	Net unrealized depreciation	$ (71,189)

* Money market fund; interest rate reflects seven day effective yield on June 30, 2013

See accompanying notes to financial statements.

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (2.2%)
	Fixed Income Futures - (2.2%)
32	Canadian 10 Year Bond, Sep 2013	$ 3,987,408	$ (148,682)
3	Euro BOBL Future Sep 2013	488,205	(3,860)
3	Euro-Bund Future, Sep 2013	551,843	(7,331)
22	Euro Schatz, Sep 2013	3,155,670	(4,575)
24	Long Gilt Future, Sep 2013	4,074,861	(179,436)
73	US 10 Year Future, Sep 2013	9,239,063	(267,750)
11	US 2 YR Note, Sep 2013	2,420,003	(3,953)
106	US 5 YR Note, Sep 2013	12,830,972	(204,232)
	TOTAL LONG FUTURES CONTRACTS	$ 36,748,025	$ (819,819)

See accompanying notes to financial statements.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2013

Par Value		Value
	SHORT-TERM INVESTMENTS - 99.6%
	CERTIFICATES OF DEPOSIT - 42.9%
$ 500,000	Banco Bilbao Vizcaya Argentaria, 1.42%, 7/9/13	$ 500,000
800,000	Banco Bilbao Vizcaya Argentaria/New York NY, 2.02% 3/5/14	800,000
300,000	Banco de Brasil SA/New York, 1.18%, 3/10/14	300,000
600,000	Banco so Brasil Sa NY, 1.15%, 4/4/14	600,000
400,000	Corpbanca/NY, 1.18%, 10/31/13	400,000
500,000	Corpbanca/NY, 1.28%, 10/8/13	499,989
500,000	Intesa Sanpaolo SpA/New York NY, 1.50%, 9/18/13	500,000
600,000	Natixis/New York NY, 0.72%, 4/23/14	600,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $4,199,989)	4,199,989

	COMMERCIAL PAPER - 54.0%
250,000	Avon Capital Corp., 1.3128%, 10/28/13	248,926
400,000	Banco Bilbao Vizcaya LON, 10/21/13	398,320
300,000	Banco de Credito Inversiones, 10/4/13	299,564
250,000	Commonwealth Edison, 8/23/13	249,860
400,000	Conagra Foods, 7/2/13	399,996
300,000	ENI Finance USA, Inc., 3/24/14	298,227
400,000	Entergy Corp., 7/17/13	399,893
250,000	Ford Motor Credit, 11/1/13	249,146
550,000	Hawaiian Electric, 7/9/13	549,927
500,000	KCP&L Greater Missouri Electric, 7/24/13	499,770
250,000	Nabors Industries, 7/19/13	249,956
400,000	Noble Corp., 8/15/13	399,825
400,000	Romulus Funding Corp., 8/1/13	399,707
400,000	Textron, Inc., 8/28/13	399,549
250,000	Williams Partners, 7/18/13	249,954
	TOTAL COMMERCIAL PAPERS (Cost - $5,292,620)	5,292,620

	MONEY MARKET FUND - 2.7%
265,465	STIT - Liquid Assets Portfolio, 0.09% *	265,465
	(Cost - $265,465)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,758,074)	9,758,074

	TOTAL INVESTMENTS - 99.6% (Cost - $9,758,074) (a)	$ 9,758,074
	OTHER ASSETS LESS LIABILITIES - 0.4%	44,106
	NET ASSETS - 100.0%	$ 9,802,180

* Money market fund; interest rate reflects seven day effective yield on June 30, 2013
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,758,074

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Assets and Liabilities
June 30, 2013
	U.S. 500	U.S. Small Cap	International	Emerging Market	REC Enhanced
	Volatility	500 Volatility	500 Volatility	500 Volatility	Volatility
	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund
ASSETS:
Investments, at cost	$ 10,689,378	$ 4,661,624	$ 7,914,283	$ 5,057,065	$ 4,297,342
Investments, at value	$ 11,796,538	$ 5,124,630	$ 8,220,713	$ 4,762,339	$ 4,324,580
Foreign Currency (b)	-	-	37,604	3,241	-
Receivable for securities sold	-	-	-	10,878	-
Receivable for Fund shares sold	1,127,814	557,907	-	-	13,000
Dividends and interest receivable	13,935	4,483	14,264	14,861	13,452
Due from Advisor	-	4,169	71,489	129,278	-
Deposit with broker for futures contracts	20,291	17,361	16,577	52,509	5,564
Futures variation margin receivable	-	2,330	-	760	1,680
Prepaid expenses and other assets	11,251	6,271	8,388	8,017	11,242
Total Assets	12,969,829	5,717,151	8,369,035	4,981,883	4,369,518

LIABILITIES:
Payable for securities purchased	-	-	-	482,266	-
Distributions payable	-	3	-	-	-
Accrued advisory fees	6,347	-	-	-	5,956
Accrued 12b-1 fees	1,250	1,078	647	-	554
Futures variation margin payable	722	-	2,310	-	-
Accrued expenses and other liabilities	4,671	2,650	61,244	76,371	1,541
Total Liabilities	12,990	3,731	64,201	558,637	8,051

Net Assets	$ 12,956,839	$ 5,713,420	$ 8,304,834	$ 4,423,246	$ 4,361,467

NET ASSETS CONSIST OF:
Paid in capital	$ 11,676,086	$ 5,132,165	$ 7,833,671	$ 4,696,046	$ 4,214,441
Undistributed net investment income (loss)	-	342	(24,041)	-	-
Accumulated net realized gain from
investments and foreign currency transactions	174,315	115,577	191,856	21,893	118,058
Net unrealized appreciation (depreciation) on
investments and foreign currency translations	1,107,160	463,006	305,658	(295,453)	27,288
Net unrealized appreciation (depreciation)
on futures contracts	(722)	2,330	(2,310)	760	1,680
Net Assets	$ 12,956,839	$ 5,713,420	$ 8,304,834	$ 4,423,246	$ 4,361,467

Class A
Net Assets	$ 11,640,953	$ 3,889,067	$ 8,274,334	$ 3,207,213	$ 3,395,124
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	993,399	320,415	760,370	329,187	311,628
Net Asset Value and redemption price per share	$ 11.72	$ 12.14	$ 10.88	$ 9.74	$ 10.89
Offering Price Per Share (a)	$ 12.44	$ 12.88	$ 11.54	$ 10.33	$ 11.55

Class C
Net Assets	$ 31,993	$ 204,130	$ 17,886	$ 209,254	$ 337,123
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	2,739	16,880	1,646	21,524	30,981
Net Asset Value, offering price and
redemption price per share	$ 11.68	$ 12.09	$ 10.87	$ 9.72	$ 10.88

Class I
Net Assets	$ 1,220,856	$ 1,594,012	$ 8,090	$ 969,892	$ 607,869
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	104,080	131,208	743	99,503	55,807
Net Asset Value, offering price and
redemption price per share	$ 11.73	$ 12.15	$ 10.89	$ 9.75	$ 10.89

Class T
Net Assets	$ 63,037	$ 26,211	$ 4,524	$ 36,887	$ 21,351
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	5,388	2,162	416	3,794	1,962
Net Asset Value and redemption price per share	$ 11.70	$ 12.12	$ 10.88	$ 9.72	$ 10.88
Offering Price Per Share (a)	$ 12.12	$ 12.56	$ 11.27	$ 10.07	$ 11.27

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(b) Cost of Foreign Currency	$ -	$ -	$ 38,205	$ 3,238	$ -

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Assets and Liabilities (Continued)
June 30, 2013
	U.S. 500	Long/Short	International 500	Commodity Long/	Commodity
	Enhanced Volatility	Strategies	Enhanced Volatility	Short Strategies	Strategies Volatility
	Weighted Fund	Fund	Weighted Fund	Fund	Weighted Fund
				(Consolidated)	(Consolidated)
ASSETS:
Affiliated investments, at cost	$ -	$ 542,207	$ -	$ 923,100	$ 553,850
Unaffiliated investments, at cost	24,927,423	12,406,065	13,025,846	18,925,301	11,464,622
Total investments, at cost	$ 24,927,423	$ 12,948,272	$ 13,025,846	$ 19,848,401	$ 12,018,472
Affiliated investments, at value	$ -	$ 542,207	$ -	$ 923,100	$ 553,850
Unaffiliated investments, at value	26,562,212	12,340,137	13,045,945	18,775,582	11,377,999
Total investments, at value	$ 26,562,212	$ 12,882,344	$ 13,045,945	$ 19,698,682	$ 11,931,849
Foreign Currency (c)	-	-	6,627	-	-
Receivable for securities sold	14,097	-	3,521	-	-
Receivable for Fund shares sold	1,874,352	14,000	6,241,978	3,580	-
Dividends and interest receivable	29,025	58,688	19,600	73,781	54,166
Due from Advisor	-	-	72,658	-	-
Deposit with broker for futures contracts	35,641	807,340	41,077	1,041,934	1,122,645
Futures variation margin receivable	-	60,221	-	98,075	-
Prepaid expenses and other assets	31,709	6,406	9,218	6,581	9,883
Total Assets	28,547,036	13,828,999	19,440,624	20,922,633	13,118,543

LIABILITIES:
Payable for securities purchased	543,834	-	56	-	-
Payable for Fund shares redeemed	-	3,124,681	-	3,529,198	2,901,454
Distributions payable	109	-	-	-	-
Accrued advisory fees	29,665	20,963	-	22,783	13,327
Accrued 12b-1 fees	4,378	1,271	1,459	-	363
Futures variation margin payable	338	-	4,315	-	421,181
Accrued expenses and other liabilities	4,902	3,813	73,403	4,557	4,055
Total Liabilities	583,226	3,150,728	79,233	3,556,538	3,340,380

Net Assets	$ 27,963,810	$ 10,678,271	$ 19,361,391	$ 17,366,095	$ 9,778,163

NET ASSETS CONSIST OF:
Paid in capital	$ 26,072,535	$ 10,852,165	$ 19,173,382	$ 17,535,808	$ 10,803,581
Undistributed net investment loss	-	(27,358)	(24,438)	(38,184)	(16,525)
Accumulated net realized gain (loss) from
investments and foreign currency transactions	256,824	(135,630)	197,757	(79,885)	(501,089)
Net unrealized appreciation (depreciation) on
investments and foreign currency translations	1,634,789	(71,127)	19,005	(149,719)	(86,623)
Net unrealized appreciation (depreciation)
on futures contracts	(338)	60,221	(4,315)	98,075	(421,181)
Net Assets	$ 27,963,810	$ 10,678,271	$ 19,361,391	$ 17,366,095	$ 9,778,163

Class A
Net Assets	$ 20,008,117	$ 6,022,464		$ 11,815,348	$ 3,505,234	$ 3,308,627
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	1,708,450	581,578		1,129,670	373,254	373,452
Net Asset Value and redemption price per share	$ 11.71	$ 10.36		$ 10.46	$ 9.39	$ 8.86
Offering Price Per Share (a)	$ 12.42	$ 10.99		$ 11.10	$ 9.96	$ 9.40

Class C
Net Assets	$ 2,673,467	$ 5,119		$ 429,245	$ 15,816	$ 73,467
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	229,114	498		$ 41,170	1,693	8,333
Net Asset Value, offering price and
redemption price per share	$ 11.67	$ 10.27	(b)	$ 10.43	$ 9.34	$ 8.82

Class I
Net Assets	$ 4,205,019	$ 4,649,653		$ 7,063,358	$ 13,844,108	$ 6,378,503
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	359,058	448,196		675,266	1,470,529	718,827
Net Asset Value, offering price and
redemption price per share	$ 11.71	$ 10.37		$ 10.46	$ 9.41	$ 8.87

Class T
Net Assets	$ 1,077,207	$ 1,035		$ 53,440	$ 937	$ 17,566
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	92,113	100		$ 5,113	100	1,986
Net Asset Value and redemption price per share	$ 11.69	$ 10.35		$ 10.45	$ 9.37	$ 8.85	(b)
Offering Price Per Share (a)	$ 12.11	$ 10.73		$ 10.83	$ 9.71	$ 9.17

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(b)	Net Assets divided by shares outstanding does not equal net asset value per share due to rounding
(c) Cost of Foreign Currency	$ -	$ -		$ 6,676	$ -	$ -

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Assets and Liabilities (Continued)
June 30, 2013
	Long/Short	Enhanced	Ultra Short-Term
	Fixed Income	Fixed Income	Fixed Income
	Fund	Fund	Fund
ASSETS:
Affiliated investments, at cost	$ 480,570	$ 1,548,398	$ -
Unaffiliated investments, at cost	20,459,986	34,904,571	9,758,074
Total investments, at cost	$ 20,940,556	$ 36,452,969	$ 9,758,074
Affiliated investments, at value	$ 480,570	$ 1,548,398	$ -
Unaffiliated investments, at value	20,359,044	34,833,382	9,758,074
Total investments, at value	$ 20,839,614	$ 36,381,780	$ 9,758,074
Receivable for Fund shares sold	-	-	21,235
Dividends and interest receivable	94,741	247,154	20,486
Due from Advisor	-	-	2,111
Deposit with broker for futures contracts	150,676	1,412,221	-
Futures variation margin receivable	40,503	-	-
Prepaid expenses and other assets	7,880	14,747	5,590
Total Assets	21,133,414	38,055,902	9,807,496

LIABILITIES:
Payable for Fund shares redeemed	177,593	-	-
Distributions payable	-	-	2,836
Accrued advisory fees	33,506	13,880	-
Accrued 12b-1 fees	849	2,872	471
Futures variation margin payable	-	819,819	-
Accrued expenses and other liabilities	6,175	7,603	2,009
Total Liabilities	218,123	844,174	5,316

Net Assets	$ 20,915,291	$ 37,211,728	$ 9,802,180

NET ASSETS CONSIST OF:
Paid in capital	$ 21,417,202	$ 38,303,573	$ 9,801,386
Undistributed net investment loss	(9,792)	-	-
Accumulated net realized gain (loss) from
investments	(433,566)	(196,622)	794
Net unrealized depreciation on investments
and foreign currency translations	(99,056)	(75,404)	-
Net unrealized appreciation (depreciation)
on futures contracts	40,503	(819,819)	-
Net Assets	$ 20,915,291	$ 37,211,728	$ 9,802,180

Class A
Net Assets	$ 11,648,247	$ 36,826,216		$ 5,160,611
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	1,190,588	3,791,923		516,016
Net Asset Value and redemption price per share	$ 9.78	$ 9.71		$ 10.00
Offering Price Per Share (a)	$ 10.38	$ 10.30		$ 10.10

Class C
Net Assets	$ 137,492	$ 282,041		$ -
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	14,118	29,127		-
Net Asset Value, offering price and
redemption price per share	$ 9.74	$ 9.68		$ -

Class I
Net Assets	$ 9,095,318	$ 1,461		$ 4,641,569
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	927,063	150		464,123
Net Asset Value, offering price and
redemption price per share	$ 9.81	$ 9.72	(b)	$ 10.00

Class T
Net Assets	$ 34,234	$ 102,010		$ -
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	3,505	10,505		-
Net Asset Value and redemption price per share	$ 9.77	$ 9.71		$ -
Offering Price Per Share (a)	$ 10.12	$ 10.06		$ -

(a)

There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively with the exception of Ultra Short-Term Fixed Income Fund which has a maximum front-end sales charge (load) of 1.00%

(b)	Net Assets divided by shares outstanding does not equal net asset value per share due to rounding

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Operations
For the Period Ended June 30, 2013 (a)

	U.S. 500	U.S. Small Cap	International	Emerging Market	REC Enhanced
	Volatility Weighted	500 Volatility	500 Volatility	500 Volatility	Volatility
	Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund

Investment Income:
Dividend income	$ 123,815	$ 41,032	$ 196,055	$ 59,819	$ 66,085
Less: foreign dividend tax withheld	(48)	(3)	(20,751)	(5,497)	-
Interest income	263	132	224	151	108
Total Investment Income	124,030	41,161	175,528	54,473	66,193

Expenses:
Investment advisory fees	49,575	19,837	48,913	20,724	21,225
12b-1 Fees:
Class A	14,489	4,663	12,198	4,100	4,642
Class C	63	436	62	518	962
Class T	45	42	11	25	40
Administration fees	16,571	12,960	40,788	34,629	3,360
Compliance officer fees	2,914	1,027	2,693	943	1,078
Printing expenses	2,394	1,978	2,396	1,420	821
Legal fees	2,044	639	1,917	639	1,086
Trustees' fees	1,827	1,837	1,828	1,886	1,835
Registration fees	1,282	1,282	1,282	1,282	1,282
Insurance expenses	1,189	441	1,098	401	423
Custody fees	885	344	64,308	109,380	799
Non 12b-1 shareholder servicing fees	50	200	50	250	250
Miscellaneous expenses	3,355	3,305	3,290	3,290	3,205
Total Expenses	96,683	48,991	180,834	179,487	41,008
Less: Fees waived and expenses reimbursed
by Advisor	(22,927)	(20,528)	(109,220)	(150,002)	(10,798)
Less: Fees waived by Administrator	(3,355)	(1,176)	(3,099)	(1,081)	(1,214)
Net Expenses	70,401	27,287	68,515	28,404	28,996

Net Investment Income	53,629	13,874	107,013	26,069	37,197

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain on investments and
foreign currency transactions	167,747	117,999	163,615	47,574	148,871
Net realized gain (loss) on futures contracts	6,710	(472)	4,809	(25,984)	(4,964)
Net change in unrealized appreciation /
(depreciation) on investments and foreign
currency translations	1,107,160	463,006	305,658	(295,453)	27,288
Net change in unrealized appreciation /
(depreciation) on futures contracts	(722)	2,330	(2,310)	760	1,680
Net Realized and Unrealized
Gain / (Loss) on Investments	1,280,895	582,863	471,772	(273,103)	172,875

Net Increase / (Decrease) in
Net Assets Resulting
From Operations	$ 1,334,524	$ 596,737	$ 578,785	$ (247,034)	$ 210,072

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Operations (Continued)
For the Period Ended June 30, 2013 (a)

	U.S. 500	Long/Short	International 500	Commodity Long/	Commodity Strategies
	Enhanced Volatility	Strategies	Enhanced Volatility	Short Strategies	Volatility
	Weighted Fund	Fund	Weighted Fund	Fund	Weighted Fund
				(Consolidated)	(Consolidated)
Investment Income:
Dividend income from unaffiliated investments	$ 206,562	$ -	$ 257,311	$ -	$ -
Less: foreign dividend tax withheld	(96)	-	(26,416)	-	-
Dividend income from affiliated investments	-	2,256	-	3,253	2,000
Interest income	504	41,440	937	39,981	32,838
Total Investment Income	206,970	43,696	231,832	43,234	34,838

Expenses:
Investment advisory fees	122,816	62,495	81,282	73,218	44,030
12b-1 fees:
Class A	22,301	8,307	15,779	4,663	4,889
Class C	3,784	7	817	41	212
Class T	980	2	78	3	34
Administration fees	18,662	6,745	42,005	6,917	5,612
Compliance officer fees	4,412	1,790	3,388	1,580	1,100
Legal fees	3,066	1,534	2,555	586	1,086
Printing expenses	3,041	1,899	2,553	1,557	1,602
Trustees' fees	1,870	1,830	1,824	1,885	1,885
Insurance expenses	1,765	975	1,344	394	442
Registration fees	1,282	1,282	1,282	1,282	1,282
Custody fees	926	679	86,320	1,049	999
Non 12b-1 shareholder servicing fees	400	1,500	100	3,500	2,000
Miscellaneous expenses	3,255	3,255	3,290	3,205	3,204
Total Expenses	188,560	92,300	242,617	99,880	68,377
Less: Fees waived and expenses reimbursed
by Advisor	(23,076)	(14,806)	(130,961)	(14,579)	(13,511)
Less: Fees waived by Administrator	(5,013)	(2,011)	(3,811)	(1,125)	(1,222)
Net Expenses	160,471	75,483	107,845	84,176	53,644

Net Investment Income (Loss)	46,499	(31,787)	123,987	(40,942)	(18,806)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain on investments and
foreign currency transactions	238,838	172	171,201	99	90
Net realized gain / (loss) on futures contracts	19,415	(131,495)	3,362	(79,885)	(501,082)
Net change in unrealized appreciation /
(depreciation) on investments and
foreign currency translations	1,634,789	(71,127)	19,005	(149,719)	(86,623)
Net change in unrealized appreciation /
(depreciation) on futures contracts	(338)	60,221	(4,315)	98,075	(421,181)
Net Realized and Unrealized
Gain (Loss) on Investments	1,892,704	(142,229)	189,253	(131,430)	(1,008,796)

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 1,939,203	$ (174,016)	$ 313,240	$ (172,372)	$ (1,027,602)

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Operations (Continued)
For the Period Ended June 30, 2013 (a)

	Long/Short	Enhanced	Ultra Short-Term
	Fixed Income	Fixed Income	Fixed Income
	Fund	Fund	Fund

Investment Income:
Dividend income from unaffiliated investments	$ -	$ -	$ -
Dividend income from affiliated investments	2,748	8,597	-
Interest income	78,214	227,948	38,999
Total Investment Income	80,962	236,545	38,999

Expenses:
Investment advisory fees	66,271	109,376	15,244
12b-1 fees:
Class A	17,557	54,404	4,977
Class C	333	785	-
Class T	59	172	-
Administration fees	10,416	23,768	4,005
Compliance officer fees	4,105	12,280	1,599
Printing expenses	2,953	6,961	1,734
Legal fees	2,827	3,322	766
Trustees' fees	1,828	1,818	1,836
Insurance expenses	1,583	4,819	752
Non 12b-1 shareholder servicing fees	1,500	50	700
Custody fees	1,388	3,113	657
Registration fees	1,282	1,282	1,282
Miscellaneous expenses	3,255	3,205	2,155
Total Expenses	115,357	225,355	35,707
Less: Fees waived and expenses reimbursed
by Advisor	(13,054)	(24,387)	(17,354)
Less: Fees waived by Administrator	(4,577)	(13,905)	(2,000)
Net Expenses	97,726	187,063	16,353

Net Investment Income (Loss)	(16,764)	49,482	22,646

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain on investments	5	5	948
Net realized loss from futures contracts	(433,571)	(196,627)	-
Net change in unrealized depreciation
on investments	(99,056)	(75,404)	-
Net change in unrealized appreciation /
(depreciation) on futures contracts	40,503	(819,819)	-
Net Realized and Unrealized
Gain (Loss) on Investments	(492,119)	(1,091,845)	948

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (508,883)	$ (1,042,363)	$ 23,594

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets

	U.S. 500	U.S. Small Cap	International	Emerging Market	REC Enhanced
	Volatility	500 Volatility	500 Volatility	500 Volatility	Volatility
	Weighted Fund	Weighted Fund	Weighed Fund	Weighted Fund	Weighted Fund

	For the Period Ended	For the Period Ended	For the Period Ended	For the Period Ended	For the Period Ended
	June 30, 2013 (a)	June 30, 2013 (a)	June 30, 2013 (a)	June 30, 2013 (a)	June 30, 2013 (a)
Operations:
Net investment income	$ 53,629	$ 13,874	$ 107,013	$ 26,069	$ 37,197
Net realized gain on investments, futures
contracts and foreign currency	174,457	117,527	168,424	21,590	143,907
transactions
Net change in unrealized appreciation
(depreciation) on investments, futures
contracts and foreign currency
translations	1,106,438	465,336	303,348	(294,693)	28,968
Net increase (decrease) in net assets
resulting from operations	1,334,524	596,737	578,785	(247,034)	210,072

Distributions to Shareholders:
Net investment income
Class A	(53,411)	(14,398)	(107,291)	(19,376)	(56,693)
Class C	(29)	(4)	(177)	(760)	(3,061)
Class I	(236)	(1,075)	(103)	(5,439)	(3,033)
Class T	(95)	(5)	(51)	(191)	(259)
Total distributions to shareholders	(53,771)	(15,482)	(107,622)	(25,766)	(63,046)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	10,568,269	3,486,061	8,500,188	3,547,801	3,891,852
Class C	43,226	398,888	18,983	227,459	347,456
Class I	1,220,414	1,675,636	9,100	1,161,406	644,341
Class T	64,805	25,212	5,521	39,502	22,554
Reinvestment of distributions
Class A	52,951	14,395	107,291	19,259	56,654
Class C	29	4	177	760	2,979
Class I	236	1,075	103	4,851	2,771
Class T	95	5	51	191	259
Cost of shares redeemed
Class A	(260,196)	(123,549)	(804,215)	(188,122)	(745,841)
Class C	(11,293)	(203,831)	(1,170)	(1,090)	(2,263)
Class I	(1,232)	(140,421)	(1,185)	(114,850)	(4,992)
Class T	(1,218)	(1,310)	(1,173)	(1,121)	(1,329)
Net increase in net assets from
share transactions of beneficial interest	11,676,086	5,132,165	7,833,671	4,696,046	4,214,441

Total Increase in Net Assets	12,956,839	5,713,420	8,304,834	4,423,246	4,361,467
Net Assets:
Beginning of period	-	-	-	-	-
End of period*	$ 12,956,839	$ 5,713,420	$ 8,304,834	$ 4,423,246	$ 4,361,467
* Includes undistributed net investment
income (loss) at end of period	$ -	$ 342	$ (24,041)	$ -	$ -
Share Activity:
Shares Sold
Class A	1,011,188	329,689	822,892	345,104	372,335
Class C	3,702	35,250	1,730	21,545	30,904
Class I	104,161	143,468	834	109,749	55,992
Class T	5,480	2,270	511	3,877	2,047
Shares Reinvested
Class A	4,809	1,348	9,920	1,980	5,103
Class C	2	-	16	79	265
Class I	20	88	10	505	251
Class T	8	-	5	20	23
Shares Redeemed
Class A	(22,598)	(10,622)	(72,442)	(17,897)	(65,810)
Class C	(965)	(18,370)	(100)	(100)	(188)
Class I	(101)	(12,348)	(101)	(10,751)	(436)
Class T	(100)	(108)	(100)	(103)	(108)
Net increase in shares of
beneficial interest outstanding	1,105,606	470,665	763,175	454,008	400,378

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

				Commodity Long/	Commodity
	U.S. 500	Long/Short	International 500	Short Strategies	Strategies Volatility
	Enhanced Volatility	Strategies	Enhanced Volatility	Fund	Weighted Fund
	Weighted Fund	Fund	Weighted Fund	(Consolidated)	(Consolidated)

	For the Period Ended	For the Period Ended	For the Period Ended	For the Period Ended	For the Period Ended
	June 30, 2013 (a)	June 30, 2013 (a)	June 30, 2013 (a)	June 30, 2013 (a)	June 30, 2013 (a)
Operations:
Net investment income (loss)	$ 46,499	$ (31,787)	$ 123,987	$ (40,942)	$ (18,806)
Net realized gain (loss) on investments,
futures contracts and foreign currency
transactions	258,253	(131,323)	174,563	(79,786)	(500,992)
Net change in unrealized appreciation
(depreciation) on investments, futures
contracts and foreign currency
translations	1,634,451	(10,906)	14,690	(51,644)	(507,804)
Net increase (decrease) in net assets
resulting from operations	1,939,203	(174,016)	313,240	(172,372)	(1,027,602)

Distributions to Shareholders:
Net investment income
Class A	(44,401)	-	(112,802)	-	-
Class C	(213)	-	(3,641)	-	-
Class I	(2,872)	-	(8,309)	-	-
Class T	(442)	-	(479)	-	-
Total distributions to shareholders	(47,928)	-	(125,231)	-	-

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	18,593,469	6,072,312	11,824,925	3,786,267	4,048,793
Class C	2,658,628	6,189	443,209	16,180	80,354
Class I	4,258,754	8,347,641	7,203,058	19,385,784	10,591,211
Class T	1,064,853	1,000	55,193	1,000	20,197
Reinvestment of distributions
Class A	44,305	-	112,522	-	-
Class C	205	-	3,600	-	-
Class I	2,825	-	8,211	-	-
Class T	442	-	479	-	-
Cost of shares redeemed
Class A	(493,144)	(102,869)	(373,718)	(81,050)	(300,670)
Class C	(2,263)	(1,088)	(1,122)	(9)	(920)
Class I	(54,065)	(3,470,898)	(101,777)	(5,569,705)	(3,632,207)
Class T	(1,474)	-	(1,198)	-	(993)
Net increase in net assets from
share transactions of beneficial interest	26,072,535	10,852,287	19,173,382	17,538,467	10,805,765

Total Increase in Net Assets	27,963,810	10,678,271	19,361,391	17,366,095	9,778,163

Net Assets:
Beginning of period	-	-	-	-	-
End of period*	$ 27,963,810	$ 10,678,271	$ 19,361,391	$ 17,366,095	$ 9,778,163
* Includes accumulated net investment
loss at end of period	$ -	$ (27,358)	$ (24,438)	$ (38,184)	$ (16,525)
Share Activity:
Shares Sold
Class A	1,747,123	591,235	1,153,855	381,866	406,034
Class C	229,285	598	40,924	1,694	8,433
Class I	363,332	781,453	683,872	2,062,255	1,125,002
Class T	92,198	100	5,173	100	2,094
Shares Reinvested
Class A	4,133	-	10,798	-	-
Class C	18	-	346	-	-
Class I	242	-	788	-	-
Class T	38	-	46	-	-
Shares Redeemed
Class A	(42,806)	(9,657)	(34,983)	(8,612)	(32,582)
Class C	(189)	(100)	(100)	(1)	(100)
Class I	(4,516)	(333,257)	(9,394)	(591,726)	(406,175)
Class T	(123)	-	(106)	-	(108)
Net increase in shares of
beneficial interest outstanding	2,388,735	1,030,372	1,851,219	1,845,576	1,102,598

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Long/Short		Enhanced	Ultra Short-Term
	Fixed Income		Fixed Income	Fixed Income
	Fund		Fund	Fund

	For the Period Ended		For the Period Ended	For the Period Ended
	June 30, 2013 (a)		June 30, 2013 (a)	June 30, 2013 (a)
Operations:
Net investment income (loss)	$ (16,764)		$ 49,482	$ 22,646
Net realized gain (loss) on investments
and futures contracts	(433,566)		(196,622)	948
Net change in unrealized depreciation
on investments and futures contracts	(58,553)		(895,223)	-
Net increase (decrease) in net assets
resulting from operations	(508,883)		(1,042,363)	23,594

Distributions to Shareholders:
Net Investment Income
Class A	-		(53,014)	(9,067)
Class C	-		(121)	-
Class I	-		(3)	(13,733)
Class T	-		(105)	-
Total distributions to shareholders	$ -		$ (53,243)	$ (22,800)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	12,783,838		40,269,661	5,502,933
Class C	141,419		291,396	-
Class I	9,651,500		1,500	4,596,095
Class T	36,147		106,452	-
Reinvestment of distributions
Class A	-		53,014	8,784
Class C	-		121	-
Class I	-		3	1,856
Class T	-		105	-
Cost of shares redeemed
Class A	(878,815)		(2,412,275)	(351,544)
Class C	(992)		(995)	-
Class I	(307,712)		-	(56,738)
Class T	(1,211)		(1,648)	-
Net increase in net assets from
share transactions of beneficial interest	21,424,174		38,307,334	9,701,386
Total Increase in Net Assets	20,915,291		37,211,728	9,702,180
Net Assets:
Beginning of period	-		-	100,000
End of period*	$ 20,915,291		$ 37,211,728	$ 9,802,180
* Includes accumulated net investment
loss at end of period	$ (9,792)		$ -	$ -
Share Activity:
Shares Sold
Class A	1,278,704		4,027,940	550,295
Class C	14,218		29,215	-
Class I	958,442		150	459,611
Class T	3,627		10,660	-
Shares Reinvested
Class A	-	#	5,404	879
Class C	-		12	-
Class I	-		-	186
Class T	-		11	-
Shares Redeemed
Class A	(88,116)		(241,421)	(35,158)
Class C	(100)		(100)	-
Class I	(31,379)		-	(5,674)
Class T	(122)		(166)	-
Net increase in shares of
beneficial interest outstanding	2,135,274		3,831,705	970,139

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.06	0.01	0.07	0.05
Net realized and unrealized gain on investments	1.72	1.72	1.73	1.71
Total from investment operations	1.78	1.73	1.80	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.05)	(0.07)	(0.06)
Total distributions	(0.06)	(0.05)	(0.07)	(0.06)

Net asset value, end of period	$ 11.72	$ 11.68	$ 11.73	$ 11.70

Total return (3)(4)	17.86%	17.28%	18.07%	17.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 11,641	$ 32	$ 1,221	$ 63
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.63%	2.38%	1.38%	1.88%
Expenses, net waiver/reimbursement (5)	1.20%	1.95%	0.95%	1.45%
Net investment income (loss), before waiver/reimbursement (5)	0.49%	(0.30)%	0.53%	0.25%
Net investment income, net waiver/reimbursement (5)	0.92%	0.13%	0.96%	0.68%
Portfolio turnover rate (4)	14.88%	14.88%	14.88%	14.88%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.05	(0.04)	0.03	0.00	(3)
Net realized and unrealized gain on investments	2.15	2.17	2.18	2.17
Total from investment operations	2.20	2.13	2.21	2.17

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.04)	(0.06)	(0.05)
Total distributions	(0.06)	(0.04)	(0.06)	(0.05)

Net asset value, end of period	$ 12.14	$ 12.09	$ 12.15	$ 12.12

Total return (4)(5)	22.04%	21.36%	22.21%	21.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,889	$ 204	$ 1,594	$ 26
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	2.20%	2.95%	1.95%	2.45%
Expenses, net waiver/reimbursement (6)	1.25%	2.00%	1.00%	1.50%
Net investment loss, before waiver/reimbursement (6)	(0.22)%	(1.56)%	(0.51)%	(1.00)%
Net investment income (loss), net waiver/reimbursement (6)	0.73%	(0.61)%	0.44%	(0.05)%
Portfolio turnover rate (5)	25.25%	25.25%	25.25%	25.25%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.15	0.22	0.24	0.21
Net realized and unrealized gain on investments	0.87	0.76	0.80	0.80
Total from investment operations	1.02	0.98	1.04	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.11)	(0.15)	(0.13)
Total distributions	(0.14)	(0.11)	(0.15)	(0.13)

Net asset value, end of period	$ 10.88	$ 10.87	$ 10.89	$ 10.88

Total return (3)(4)	10.23%	9.79%	10.42%	10.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 8,274	$ 18	$ 8	$ 5
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	3.67%	4.42%	3.42%	3.92%
Expenses, net waiver/reimbursement (5)	1.40%	2.15%	1.15%	1.65%
Net investment income (loss), before waiver/reimbursement (5)	(0.08)%	0.95%	1.19%	0.80%
Net investment income, net waiver/reimbursement (5)	2.19%	3.22%	3.46%	3.07%
Portfolio turnover rate (4)	27.47%	27.47%	27.47%	27.47%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.08	0.10	0.14	0.12
Net realized and unrealized loss on investments	(0.28)	(0.33)	(0.32)	(0.33)
Total from investment operations	(0.20)	(0.23)	(0.18)	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.05)	(0.07)	(0.07)
Total distributions	(0.06)	(0.05)	(0.07)	(0.07)

Net asset value, end of period	$ 9.74	$ 9.72	$ 9.75	$ 9.72

Total return (3)(4)	(1.97)%	(2.35)%	(1.79)%	(2.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,207	$ 209	$ 970	$ 37
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	8.32%	9.07%	8.07%	8.57%
Expenses, net waiver/reimbursement (5)	1.45%	2.20%	1.20%	1.70%
Net investment loss, before waiver/reimbursement (5)	(5.69)%	(5.40)%	(4.81)%	(4.98)%
Net investment income, net waiver/reimbursement (5)	1.18%	1.47%	2.06%	1.89%
Portfolio turnover rate (4)	25.32%	25.32%	25.32%	25.32%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.12	0.09	0.19	0.12
Net realized and unrealized gain on investments	0.97	0.96	0.91	0.95
Total from investment operations	1.09	1.05	1.10	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.09)	(0.18)	(0.12)
In excess of net investment income	(0.08)	(0.08)	(0.03)	(0.07)
Total distributions	(0.20)	(0.17)	(0.21)	(0.19)

Net asset value, end of period	$ 10.89	$ 10.88	$ 10.89	$ 10.88

Total return (3)(4)	10.82%	10.45%	11.00%	10.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,395	$ 337	$ 608	$ 21
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.99%	2.74%	1.74%	2.24%
Expenses, net waiver/reimbursement (5)	1.40%	2.15%	1.15%	1.65%
Net investment income, before waiver/reimbursement (5)	1.25%	0.65%	1.97%	1.17%
Net investment income, net waiver/reimbursement (5)	1.84%	1.24%	2.56%	1.76%
Portfolio turnover rate (4)	35.24%	35.24%	35.24%	35.24%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.04	(0.03)	0.05	0.00	(3)
Net realized and unrealized gain on investments	1.71	1.72	1.71	1.73
Total from investment operations	1.75	1.69	1.76	1.73

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.02)	(0.05)	(0.04)
Total distributions	(0.04)	(0.02)	(0.05)	(0.04)

Net asset value, end of period	$ 11.71	$ 11.67	$ 11.71	$ 11.69

Total return (4)(5)	17.49%	16.98%	17.65%	17.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 20,008	$ 2,673	$ 4,205	$ 1,077
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.89%	2.64%	1.64%	2.14%
Expenses, net waiver/reimbursement (6)	1.60%	2.35%	1.35%	1.85%
Net investment income (loss), before waiver/reimbursement (6)	0.22%	(0.63)%	0.34%	(0.24)%
Net investment income (loss), net waiver/reimbursement (6)	0.51%	(0.34)%	0.63%	0.05%
Portfolio turnover rate (5)	12.78%	12.78%	12.78%	12.78%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.05)	(0.09)	(0.03)	(0.06)
Net realized and unrealized gain on investments (3)	0.41	0.36	0.40	0.41
Total from investment operations	0.36	0.27	0.37	0.35

Net asset value, end of period	$ 10.36	$ 10.27	$ 10.37	$ 10.35

Total return (4)(5)	3.60%	2.70%	3.70%	3.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 6,022	$ 5	$ 4,650	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (6)(7)	2.06%	2.81%	1.81%	2.31%
Expenses, net waiver/reimbursement (6)(7)	1.60%	2.35%	1.35%	1.85%
Net investment loss, before waiver/reimbursement (6)(7)	(1.17)%	(1.89)%	(0.94)%	(1.37)%
Net investment loss, net waiver/reimbursement (6)(7)	(0.71)%	(1.43)%	(0.48)%	(0.91)%
Portfolio turnover rate (5)	0.14%	0.14%	0.14%	0.14%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)	The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of
Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.12	0.18	0.16	0.23
Net realized and unrealized gain on investments	0.44	0.34	0.41	0.31
Total from investment operations	0.56	0.52	0.57	0.54

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.09)	(0.11)	(0.09)
Total distributions	(0.10)	(0.09)	(0.11)	(0.09)

Net asset value, end of period	$ 10.46	$ 10.43	$ 10.46	$ 10.45

Total return (3)(4)	5.61%	5.20%	5.67%	5.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 11,815	$ 429	$ 7,063	$ 53
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	3.59%	4.34%	3.34%	3.84%
Expenses, net waiver/reimbursement (5)	1.65%	2.40%	1.40%	1.90%
Net investment income (loss), before waiver/reimbursement (5)	(0.06)%	0.83%	0.55%	1.51%
Net investment income, net waiver/reimbursement (5)	1.88%	2.77%	2.49%	3.45%
Portfolio turnover rate (4)	26.59%	26.59%	26.59%	26.59%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.05)	(0.09)	(0.04)	(0.06)
Net realized and unrealized loss on investments	(0.56)	(0.57)	(0.55)	(0.57)
Total from investment operations	(0.61)	(0.66)	(0.59)	(0.63)

Net asset value, end of period	$ 9.39	$ 9.34	$ 9.41	$ 9.37

Total return (3)(4)	(6.10)%	(6.60)%	(5.90)%	(6.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,505	$ 16	$ 13,844	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.71%	2.46%	1.46%	1.96%
Expenses, net waiver/reimbursement (5)(6)	1.60%	2.35%	1.35%	1.85%
Net investment loss, before waiver/reimbursement (5)(6)	(0.88)%	(1.62)%	(0.76)%	(1.15)%
Net investment loss, net waiver/reimbursement (5)(6)	(0.77)%	(1.51)%	(0.65)%	(1.04)%
Portfolio turnover rate (4)	0.07%	0.07%	0.07%	0.07%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.03)	(0.07)	(0.02)	(0.05)
Net realized and unrealized loss on investments	(1.11)	(1.11)	(1.11)	(1.10)
Total from investment operations	(1.14)	(1.18)	(1.13)	(1.15)

Net asset value, end of period	$ 8.86	$ 8.82	$ 8.87	$ 8.85

Total return (3)(4)	(11.40)%	(11.80)%	(11.30)%	(11.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,309	$ 73	$ 6,379	$ 18
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.53%	2.28%	1.28%	1.78%
Expenses, net waiver/reimbursement (5)(6)	1.40%	2.15%	1.15%	1.65%
Net investment loss, before waiver/reimbursement (5)(6)	(0.67)%	(1.42)%	(0.48)%	(0.91)%
Net investment loss, net waiver/reimbursement (5)(6)	(0.54)%	(1.29)%	(0.35)%	(0.78)%
Portfolio turnover rate (4)	0.18%	0.18%	0.18%	0.18%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I		Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.01)	(0.06)	0.00	(3)	(0.03)
Net realized and unrealized loss on investments	(0.21)	(0.20)	(0.19)		(0.20)
Total from investment operations	(0.22)	(0.26)	(0.19)		(0.23)

Net asset value, end of period	$ 9.78	$ 9.74	$ 9.81		$ 9.77

Total return (4)(5)	(2.20)%	(2.60)%	(1.90)%		(2.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 11,648	$ 137	$ 9,095		$ 34
Ratios to average net assets
Expenses, before waiver/reimbursement (6)(7)	1.35%	2.10%	1.10%		1.60%
Expenses, net waiver/reimbursement (6)(7)	1.15%	1.90%	0.90%		1.40%
Net investment income (loss), before waiver/reimbursement (6)(7)	(0.43)%	(1.13)%	(0.20)%		(0.63)%
Net investment income (loss), net waiver/reimbursement (6)(7)	(0.23)%	(0.93)%	0.00%		(0.43)%
Portfolio turnover rate (5)	0.08%	0.08%	0.08%		0.08%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period

	For the Period Ended June 30, 2013 (1)

	Class A	Class C	Class I	Class T

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.01	(0.03)	0.03	0.01
Net realized and unrealized loss on investments	(0.29)	(0.28)	(0.29)	(0.29)
Total from investment operations	(0.28)	(0.31)	(0.26)	(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.01)	(0.01)	(0.02)	(0.01)
Total distributions	(0.01)	(0.01)	(0.02)	(0.01)

Net asset value, end of period	$ 9.71	$ 9.68	$ 9.72	$ 9.71

Total return (3)(4)	(2.76)%	(3.15)%	(2.60)%	(2.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 36,826	$ 282	$ 1	$ 102
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.02%	1.77%	0.77%	1.27%
Expenses, net waiver/reimbursement (5)(6)	0.85%	1.60%	0.60%	1.10%
Net investment income (loss), before waiver/reimbursement (5)(6)	0.06%	(0.58)%	0.31%	(0.08)%
Net investment income (loss), net waiver/reimbursement (5)(6)	0.23%	(0.41)%	0.48%	0.09%
Portfolio turnover rate (4)	0.04%	0.04%	0.04%	0.04%

(1) The Fund commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout the period
	For the Period Ended June 30, 2013 (1)

	Class A		Class I

Net asset value, beginning of period	$ 10.00		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.03		0.03
Net realized and unrealized loss on investments	0.00	(2)	0.00	(2)
Total from investment operations	0.03		0.03

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.03)
Total distributions	(0.03)		(0.03)

Net asset value, end of period	$ 10.00		$ 10.00

Total return (3)(4)	0.25%		0.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,161		$ 4,642
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.06%		0.81%
Expenses, net waiver/reimbursement (5)	0.55%		0.30%
Net investment income (loss), before waiver/reimbursement (5)	(0.06)%		0.25%
Net investment income, net waiver/reimbursement (5)	0.45%		0.76%
Portfolio turnover rate (4)	0%		0%

(1) The Fund commenced operations on November 19, 2012.
(2) Amount represents less than $0.01 per share.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A and Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2013

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Compass EMP Funds Trust (the "Trust"), was organized as a Delaware business trust on April 11, 2012.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of sixteen series.  These financial statements include the following series (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

The Funds commenced operations on November 19, 2012 and their objectives are as follows:

-

Compass EMP US 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before expenses.

-

Compass EMP US Small Cap 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP U.S. Small Cap 500 Volatility Weighted Index before expenses.

-

Compass EMP International 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP International 500 Volatility Weighted Index before expenses.

-

Compass EMP Emerging Market 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.

-

Compass EMP REC Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP REIT Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP US 500 Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP Long/Short Strategies Fund - capital appreciation.

-

Compass EMP International 500 Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP Commodity Long/Short Strategies Fund - capital appreciation.

-

Compass EMP Commodity Strategies Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP Commodity Volatility Weighted Index before expenses.

-

Compass EMP Long/Short Fixed Income Fund - total return.

-

Compass EMP Enhanced Fixed Income Fund - total return.

-

Compass EMP Ultra Short-Term Fixed Income Fund - current income.

Each Fund currently offers Class A, Class C, Class I and Class T shares with the exception of Ultra Short-Term Fixed Income Fund which offers only Class A and Class I shares.  Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a) Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and Agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

(including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b) Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets,

                interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of June 30, 2013:

Compass EMP U.S. 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 11,640,854	$ -	$ -	$ 11,640,854
Short-Term Investments	155,684	-	-	155,684
Total	$ 11,796,538	$ -	$ -	$ 11,796,538
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (722)	$ -	$ -	$ (722)
Total	$ (722)	$ -	$ -	$ (722)

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 5,065,792	$ -	$ -	$ 5,065,792
Short-Term Investments	58,838	-	-	58,838
Futures Contracts	2,330	-	-	2,330
Total	$ 5,126,960	$ -	$ -	$ 5,126,960

Compass EMP International 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 8,112,080	$ 21,176	$ -	$ 8,133,256
Short-Term Investments	87,457	-	-	87,457
Total	$ 8,199,537	$ 21,176	$ -	$ 8,220,713
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (2,310)	$ -	$ -	$ (2,310)
Total	$ (2,310)	$ -	$ -	$ (2,310)

Compass EMP Emerging Market 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 3,941,162	$ -	$ -	$ 3,941,162
Exchange Traded Funds*	390,765	-	-	390,765
Short-Term Investments	430,412	-	-	430,412
Futures Contracts	760	-	-	760
Total	$ 4,763,099	$ -	$ -	$ 4,763,099

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

Compass EMP REC Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
REITS *	$ 4,165,907	$ -	$ -	$ 4,165,907
Short-Term Investments	158,673	-	-	158,673
Futures Contracts	1,680	-	-	1,680
Total	$ 4,326,260	$ -	$ -	$ 4,326,260

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 25,548,839	$ -	$ -	$ 25,548,839
Short-Term Investments	1,013,373	-	-	1,013,373
Total	$ 26,562,212	$ -	$ -	$ 26,562,212
Liabilitlies	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (338)	-	-	$ (338)
Total	$ (338)	$ -	$ -	$ (338)

Compass EMP Long/Short Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 542,207	$ -	$ -	$ 542,207
Bonds & Notes *	-	5,190,627	-	5,190,627
Short-Term Investments	4,600,584	2,548,926	-	7,149,510
Futures Contracts	60,221	-	-	60,221
Total	$ 5,203,012	$ 7,739,553	$ -	$ 12,942,565

Compass EMP International 500 Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 12,655,512	$ 32,117	$ -	$ 12,687,629
Short-Term Investments	358,316	-	-	358,316
Total	$ 13,013,828	$ 32,117	$ -	$ 13,045,945
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (4,315)	$ -	$ -	$ (4,315)
Total	$ (4,315)	$ -	$ -	$ (4,315)

Compass EMP Commodity Long/Short Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 923,100	$ -	$ -	$ 923,100
Bond & Notes *	-	8,603,297	-	8,603,297
Short-Term Investments	7,092,285	3,080,000	-	10,172,285
Futures Contracts	98,075	-	-	98,075
Total	$ 8,113,460	$ 11,683,297	$ -	$ 19,796,757

Compass EMP Commodity Strategies Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 553,850	$ -	$ -	$ 553,850
Bonds & Notes *	-	4,989,472	-	4,989,472
Short-Term Investments	3,928,527	2,460,000	-	6,388,527
Total	$ 4,482,377	$ 7,449,472	$ -	$ 11,931,849
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (421,181)	$ -	$ -	$ (421,181)
Total	$ (421,181)	$ -	$ -	$ (421,181)

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

Compass EMP Long/Short Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 480,570	$ -	$ -	$ 480,570
Bonds & Notes *	-	8,197,533	-	8,197,533
Short-Term Investments	5,117,568	7,043,943	-	12,161,511
Futures Contracts	40,503	-	-	40,503
Total	$ 5,638,641	$ 15,241,476	$ -	$ 20,880,117

Compass EMP Enhanced Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 1,548,398	$ -	$ -	$ 1,548,398
Bond & Notes	-	13,407,785	-	13,407,785
Short-Term Investments	3,121,048	18,304,549	-	21,425,597
Total	$ 4,669,446	$ 31,712,334	$ -	$ 36,381,780

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (819,819)	$ -	$ -	$ (819,819)
Total	$ (819,819)	$ -	$ -	$ (819,819)

Compass EMP Ultra Short-Term Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 265,465	$ 9,492,609	$ -	$ 9,758,074
Total	$ 265,465	$ 9,492,609	$ -	$ 9,758,074

*Please refer to the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

c) Financial Futures Contracts–Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the period ended June 30, 2013 are as follows:

The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

U.S. 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin payable	$ 722

U.S. Small Cap 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable	$ 2,330

U.S. International 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin payable	$ 2,310

Emerging Market 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable	$ 760

REC Enhanced Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable	$ 1,680

U.S. 500 Enhanced Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin payable	$ 338

Long/Short Strategies Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable	$ 60,221

International 500 Enhanced Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin payable	$ 4,315

Commodity Long Short Strategies Fund *

Contract Type / Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **
Commodity contracts:	Futures variation margin receivable	$ 98,075

Commodity Strategies Volatility Weighted Fund *

Contract Type / Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **
Commodity contracts:	Futures variation margin payable	$ 421,181

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

Long/Short Fixed Income Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Fixed income contracts / Interest rate risk	Futures variation margin payable	$ 40,503

Enhanced Fixed Income Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Fixed income contracts / Interest rate risk	Futures variation margin payable	$ 819,819

**Includes only current variation margin.

The amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of derivative instruments on the Consolidated Statements of Operations is as follows:

U.S. 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 6,710	$ (722)

U.S. Small Cap 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ (472)	$ 2,330

International 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 4,809	$ (2,310)

Emerging Market 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ (25,984)	$ 760

REC Enhanced Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ (4,964)	$ 1,680

U.S. 500 Enhanced Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 19,415	$ (338)

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

Long/Short Strategies Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ (131,495)	$ 60,221

International 500 Enhanced Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 3,362	$ (4,315)

Commodity Long Short Strategies Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Commodity contracts / Commodity	Net realized gain (loss) on futures contracts
price risk	Net change in unrealized appreciation (depreciation) from futures contracts	$ (79,885)	$ 98,075

Commodity Strategies Volatility Weighted Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Commodity contracts / Commodity	Net realized gain (loss) on futures contracts
price risk	Net change in unrealized appreciation (depreciation) from futures contracts	$ (501,082)	$ (421,181)

Long/Short Fixed Income Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Fixed income contracts / Interest	Net realized gain (loss) on futures contracts
rate risk	Net change in unrealized appreciation (depreciation) from futures contracts	$ (433,571)	$ 40,503

Enhanced Fixed Income Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Fixed income contracts / Interest	Net realized gain (loss) on futures contracts
rate risk	Net change in unrealized appreciation (depreciation) from futures contracts	$ (196,627)	$ (819,819)

*Consolidated

d) Investments in Wholly-Owned Subsidiaries – The financial statements of the Commodity Long/Short Strategies Fund and Commodity Strategies Volatility Weighted Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies.  The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax.  However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income.

e) Federal income tax – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

g) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

h) Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method.  The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities

i) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

j) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

k) Redemption fees and sales charges (loads) - A $15 redemption fee may be charged for redemptions made by wire.  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of all the funds with the exception of Ultra Short-Term Fixed Income Fund, which is 1.00%.  A maximum sales charge of 3.50% is imposed on Class T shares of all the funds with the exception of Ultra Short-Term Fixed Income Fund.

(2)

INVESTMENT TRANSACTIONS

For the period ended June 30, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
U.S. 500 Volatility Weighted Fund	$11,835,403	$1,457,426
U.S. Small Cap 500 Volatility Weighted Fund	5,414,359	928,174
International 500 Volatility Weighted Fund	9,856,617	2,235,013

Emerging Market 500 Volatility Weighted Fund	5,378,953	806,980
REC Enhanced Volatility Weighted Fund	5,204,797	1,187,931
U.S. 500 Enhanced Volatility Weighted Fund	25,843,219	2,147,036
Long/Short Strategies Fund	5,541,504	4,031
International 500 Enhanced Volatility Weighted Fund	15,032,609	2,576,051
Commodity Long/Short Strategies Fund *	9,717,580	2,397
Commodity Strategies Volatility Weighted Fund *	5,693,198	3,985
Long/Short Fixed Income Fund	8,963,595	3,962
Enhanced Fixed Income Fund	15,247,606	3,961

* Consolidated

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.85% of average net assets of the U.S. 500 Volatility Weighted Fund, 0.90% of the U.S. Small Cap 500 Volatility Weighted Fund, 1.00% of the International 500 Volatility Weighted Fund, 1.05% of the Emerging Market Volatility Weighted Fund, REC Enhanced Volatility Weighted Fund and Commodity Strategies Volatility Weighted Fund, 1.25% of the U.S. 500 Enhanced Volatility Weighted Fund, International 500 Enhanced Volatility Weighted Fund, Commodity Long/Short Strategies Fund, and the Long/Short Strategies Fund, 0.75% of the Long/Short Fixed Income Fund, 0.50% of the Enhanced Fixed Income Fund, and 0.40% of the Ultra Short-Term Fixed Income Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the period ended June 30, 2013, management fees incurred by the Funds as well as amounts due to or from the Manager at June 30, 2013 were as follows:

Fund	Management Fees	Due To/(From) Manager at June 30, 2013
U.S. 500 Volatility Weighted Fund	$ 49,575	$ 6,347
U.S. Small Cap 500 Volatility Weighted Fund	19,837	(4,169)
International 500 Volatility Weighted Fund	48,913	(71,489)
Emerging Market 500 Volatility Weighted Fund	20,724	(129,278)
REC Enhanced Volatility Weighted Fund	21,225	5,956
U.S. 500 Enhanced Volatility Weighted Fund	122,816	29,665
Long/Short Strategies Fund	62,495	20,963
International 500 Enhanced Volatility Weighted Fund	81,282	(72,658)
Commodity Long/Short Strategies Fund	73,218	22,783
Commodity Strategies Volatility Weighted Fund	44,030	13,327
Long/Short Fixed Income Fund	66,271	33,506
Enhanced Fixed Income Fund	109,376	13,880
Ultra Short-Term Fixed Income Fund	15,244	(2,111)

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.95% of the U.S. 500 Volatility Weighted Fund's average daily net assets, 1.00% of the U.S. Small Cap 500 Volatility Weighted Fund, 1.15% of the International 500 Volatility Weighted Fund, the REC Enhanced Volatility Weighted Fund, and Commodity Strategies Volatility Weighted Fund, at 1.20% of the Emerging Market 500 Volatility Weighted Fund, at 1.35% of the U.S. 500 Enhanced Volatility Weighted Fund, Commodity Long/Short Strategies Fund, and the Long/Short Strategies Fund, at 1.40% of the International 500 Enhanced Volatility Weighted Fund, at 0.90% of the Long/Short Fixed Income Fund, at 0.60% of the Enhanced Fixed Income Fund and at 0.45% of the Ultra Short-Term Fixed Income Fund’s average daily net assets through October 31, 2013.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

For the period ended June 30, 2013, the Manager waived management fees and reimbursed expenses as follows:

Fund	Management Fees Waived / Expense Reimbursed
U.S. 500 Volatility Weighted Fund	$22,927
U.S. Small Cap 500 Volatility Weighted Fund	20,528
International 500 Volatility Weighted Fund	109,220
Emerging Market 500 Volatility Weighted Fund	150,002
REC Enhanced Volatility Weighted Fund	10,798
U.S. 500 Enhanced Volatility Weighted Fund	23,076
Long/Short Strategies Fund	14,806
International 500 Enhanced Volatility Weighted Fund	130,961
Commodity Long/Short Strategies Fund	14,579
Commodity Strategies Volatility Weighted Fund	13,511
Long/Short Fixed Income Fund	13,054
Enhanced Fixed Income Fund	24,387
Ultra Short-Term Fixed Income Fund	17,354

As of June 30, 2013, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2016
U.S. 500 Volatility Weighted Fund	$ 22,927
U.S. Small Cap 500 Volatility Weighted Fund	20,528
International 500 Volatility Weighted Fund	109,220
Emerging Market 500 Volatility Weighted Fund	150,002
REC Enhanced Volatility Weighted Fund	10,798
U.S. 500 Enhanced Volatility Weighted Fund	23,076
Long/Short Strategies Fund	14,806
International 500 Enhanced Volatility Weighted Fund	130,961
Commodity Long/Short Strategies Fund	14,579
Commodity Strategies Volatility Weighted Fund	13,511
Long/Short Fixed Income Fund	13,054
Enhanced Fixed Income Fund	24,387
Ultra Short-Term Fixed Income Fund	17,354

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Gemini Fund Services, LLC (“GFS”).  Pursuant to the Services Agreement, GFS provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives customary fess from each Fund.  For the period November 19, 2012 through March 31, 2013 GFS waived their service fees, exclusive of out of pocket expenses, which were still charged to the Funds.  The fee waivers can be found in the Statement of Operations under the line item “Fees waived by Administrator”.

Certain officers of the Funds are officers and/or employees of GFS.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares, 1.00% of its average daily net assets for Class C shares and 0.50% of its average daily net assets for Class T shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

For the period ended June 30, 2013, the Funds incurred 12b-1 fees attributable to Class A, C and T shares as follows:

Fund	Class A	Class C	Class T
U.S. 500 Volatility Weighted Fund	$14,489	$ 63	$ 45
U.S. Small Cap 500 Volatility Weighted Fund	4,663	436	42
International 500 Volatility Weighted Fund	12,198	62	11
Emerging Market 500 Volatility Weighted Fund	4,100	518	25
REC Enhanced Volatility Weighted Fund	4,642	962	40
U.S. 500 Enhanced Volatility Weighted Fund	22,301	3,784	980
Long/Short Strategies Fund	8,307	7	2
International 500 Enhanced Volatility Weighted Fund	15,779	817	78
Commodity Long/Short Strategies Fund	4,663	41	3
Commodity Strategies Volatility Weighted Fund	4,889	212	34
Long/Short Fixed Income Fund	17,557	333	59
Enhanced Fixed Income Fund	54,404	785	172
Ultra Short-Term Fixed Income Fund	4,977	N/A	N/A

(4)

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently invest a portion of their assets in the AIM STIT – Liquid Assets Portfolio (the “Portfolio”). The Funds may redeem their investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the funds and their shareholders to do so.  The performance of the Funds may be directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, can be found at Invesco’s website www.invesco.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of June 30, 2013 the percentage of the Long/Short Strategies Fund, the Commodity Long/Short Strategies Fund and the Commodity Strategies Volatility Weighted Fund’s net assets invested in the Portfolio were 43.1%, 40.8%, and 40.2% respectively.

(5)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As Of June 30, 2013, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder

Fund

Percent

Charles Schwab & Co., Inc. FBO

U.S. 500 Volatility Weighted Fund

81.96%

Charles Schwab & Co., Inc. FBO

U.S. Small Cap 500 Volatility Weighted Fund

62.94%

Charles Schwab & Co., Inc. FBO

International 500 Volatility Weighted Fund

98.36%

Charles Schwab & Co., Inc. FBO

Emerging Market 500 Volatility Weighted Fund

57.90%

Charles Schwab & Co., Inc. FBO

REC Enhanced Volatility Weighted Fund

60.27%

Charles Schwab & Co., Inc. FBO

U.S. 500 Enhanced Volatility Weighted Fund

54.37%

Charles Schwab & Co., Inc. FBO

Long/Short Strategies Fund

55.73%

Charles Schwab & Co., Inc. FBO

International 500 Enhanced Volatility Weighted Fund

56.17%

Charles Schwab & Co., Inc. FBO

Commodity Strategies Volatility Weighted Fund

33.13%

Charles Schwab & Co., Inc. FBO

Long/Short Fixed Income Fund

54.54%

Charles Schwab & Co., Inc. FBO

Enhanced Fixed Income Fund

97.04%

Charles Schwab & Co., Inc. FBO

Ultra Short-Term Fixed Income

40.14%

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

(6)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended June 30, 2013 was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
U.S. 500 Volatility Weighted Fund	$ 53,771	$ -	$ -	$ 53,771
U.S. Small Cap 500 Volatility Weighted Fund	15,482	-	-	15,482
International 500 Volatility Weighted Fund	107,622	-	-	107,622
Emerging Market 500 Volatility Weighted Fund	25,766	-	-	25,766
REC Enhanced Volatility Weighted Fund	63,046	-	-	63,046
U.S. 500 Enhanced Volatility Weighted Fund	47,928	-	-	47,928
Long/Short Strategies Fund	-	-	-	-
International 500 Enhanced Volatility Weighted Fund	125,231	-	-	125,231
Commodity Long/Short Strategies Fund	-	-	-	-
Commodity Strategies Volatility Weighted Fund	-	-	-	-
Long/Short Fixed Income Fund	-	-	-	-
Enhanced Fixed Income Fund	49,482	-	3,761	53,243
Ultra Short-Term Fixed Income Fund	22,800	-	-	22,800

As of June 30, 2013, the components of distributable earnings / (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	and	Carry	Appreciation/	Accumulated
	Income	Gains	Differences	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
U.S. 500 Volatility Weighted Fund	$ 170,932	$ 3,593	$ -	$ -	$ -	$ 1,106,228	$ 1,280,753
U.S. Small Cap 500 Volatility Weighted Fund	117,252	1,445	-	-	-	462,558	581,255
International 500 Volatility Weighted Fund	192,621	1,499	-	-	-	277,043	471,163
Emerging Market 500 Volatility Weighted Fund	25,886	-	-	-	-	(298,686)	(272,800)
REC Enhanced Volatility Weighted Fund	110,469	10,050	-	-	-	26,507	147,026
U.S. 500 Enhanced Volatility Weighted Fund	247,696	11,446	-	-	-	1,632,133	1,891,275
Long/Short Strategies Fund	-	-	-	(81,731)	-	(92,163)	(173,894)
International 500 Enhanced Volatility Weighted Fund	197,897	-	-	-	-	(9,888)	188,009
Commodity Long/Short Strategies Fund	-	-	18,284	(38,278)	-	(149,719)	(169,713)
Commodity Strategies Volatility Weighted Fund	-	-	(922,153)	(16,642)	-	(86,623)	(1,025,418)
Long/Short Fixed Income Fund	-	-	-	(411,692)	-	(90,219)	(501,911)
Enhanced Fixed Income Fund	-	-	-	(867,759)	-	(224,086)	(1,091,845)
Ultra Short-Term Fixed Income Fund	794	-	-	-	-	-	794

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open futures contracts and adjustments for C-Corporation return of capital distributions, passive foreign investment companies and the Funds’ wholly-owned subsidiaries.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
U.S. 500 Volatility Weighted Fund	$ -
U.S. Small Cap 500 Volatility Weighted Fund	-
International 500 Volatility Weighted Fund	-
Emerging Market 500 Volatility Weighted Fund	-
REC Enhanced Volatility Weighted Fund	-
U.S. 500 Enhanced Volatility Weighted Fund	-
Long/Short Strategies Fund	54,373
International 500 Enhanced Volatility Weighted Fund	-
Commodity Long/Short Strategies Fund	-
Commodity Strategies Volatility Weighted Fund	-
Long/Short Fixed Income Fund	401,900
Enhanced Fixed Income Fund	867,759
Ultra Short-Term Fixed Income Fund	-

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
U.S. 500 Volatility Weighted Fund	$ -
U.S. Small Cap 500 Volatility Weighted Fund	-
International 500 Volatility Weighted Fund	-
Emerging Market 500 Volatility Weighted Fund	-
REC Enhanced Volatility Weighted Fund	-
U.S. 500 Enhanced Volatility Weighted Fund	-
Long/Short Strategies Fund	27,358
International 500 Enhanced Volatility Weighted Fund	-
Commodity Long/Short Strategies Fund	38,278
Commodity Strategies Volatility Weighted Fund	16,642
Long/Short Fixed Income Fund	9,792
Enhanced Fixed Income Fund	-
Ultra Short-Term Fixed Income Fund	-

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and foreign currency gains (losses), the reclassification of fund distributions and tax adjustments for passive foreign investment companies and C-Corporation return-of-capital distributions, resulted in reclassification for the period ended June 30, 2013 as follows:

	Undistributed		Paid
	Net Investment	Accumulated	In
	Income (Loss)	Gains (Loss)	Capital
U.S. 500 Volatility Weighted Fund	$ 142	$ (142)	$ -
U.S. Small Cap 500 Volatility Weighted Fund	1,950	(1,950)	-
International 500 Volatility Weighted Fund	(23,432)	23,432	-
Emerging Market 500 Volatility Weighted Fund	(303)	303	-
REC Enhanced Volatility Weighted Fund	25,849	(25,849)	-
U.S. 500 Enhanced Volatility Weighted Fund	1,429	(1,429)	-
Long/Short Strategies Fund	4,429	(4,307)	(122)
International 500 Enhanced Volatility Weighted Fund	(23,194)	23,194	-
Commodity Long/Short Strategies Fund	2,758	(99)	(2,659)
Commodity Strategies Volatility Weighted Fund	2,281	(97)	(2,184)
Long/Short Fixed Income Fund	6,972	-	(6,972)
Enhanced Fixed Income Fund	3,761	-	(3,761)
Ultra Short-Term Fixed Income Fund	154	(154)	-

(7)

INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are managed by Compass, or an affiliate of Compass or which are distributed by an affiliate of the Funds’ distributor.  Companies which are affiliates of the Funds’ at June 30, 2013 are noted in the Funds’ Schedule of Investments.   Transactions during the year with companies which are affiliates are as follows:

Fund	Affiliated Holding	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value - End of Period

Compass EMP Long/Short Strategies Fund	Compass EMP Ultra Short-Term Fixed Income Fund	$ -	$ 542,207	$ -	$ 2,256	$ 542,207
Compass EMP Commodity Long/Short Strategies Fund	Compass EMP Ultra Short-Term Fixed Income Fund	-	923,100	-	3,253	923,100
Compass EMP Commodity Strategies Volatility Weighted Fund	Compass EMP Ultra Short-Term Fixed Income Fund	-	553,850	-	2,000	553,850
Compass EMP Long/Short Fixed Income Fund	Compass EMP Ultra Short-Term Fixed Income Fund	-	480,570	-	2,748	480,570
Compass EMP Enhanced Fixed Income Fund	Compass EMP Ultra Short-Term Fixed Income Fund	-	1,548,398	-	8,597	1,548,398

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2013

(8)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

(9)

SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the Compass EMP Funds Trust

We have audited the accompanying statements of assets and liabilities of Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP Long/Short Strategies Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund (consolidated), Compass EMP Commodity Strategies Volatility Weighted Fund (consolidated), Compass EMP Long/Short Fixed Income Fund, Compass EMP Enhanced Fixed Income Fund and Compass EMP Ultra Short-Term Fixed Income Fund, each a series of shares of beneficial interest in the Compass EMP Funds Trust, including the schedules of investments (consolidated for Compass EMP Commodity Long/Short Strategies Fund and Compass EMP Commodity Strategies Volatility Weighted Fund),  as of June 30, 2013, and the related statements of operations, changes in net assets and the financial highlights for the period November 19, 2012 (commencement of operations) through June 30, 2013 (consolidated for Compass EMP Commodity Long/Short Strategies Fund and Compass EMP Commodity Strategies Volatility Weighted Fund). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2013 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights (consolidated where noted) referred to above present fairly, in all material respects, the financial position of Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP Long/Short Strategies Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Long/Short Fixed Income Fund, Compass EMP Enhanced Fixed Income Fund and Compass EMP Ultra Short-Term Fixed Income Fund as of June 30, 2013, and the results of their operations, the changes in their net assets and their financial highlights for the period November 19, 2012 through June 30, 2013 in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 28, 2013

COMPASS EMP FUNDS

EXPENSE EXAMPLES

June 30, 2013 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

COMPASS EMP FUNDS

EXPENSE EXAMPLES (Continued)

June 30, 2013 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period(a)	Ending Account Value 6/30/13	Expenses Paid During Period(a)

Compass EMP U.S. 500 Vol. Weighted – Cl. A	1.20%	$1,000.00	$1,143.30	$6.38	$1,018.84	$6.01
Compass EMP U.S. 500 Vol. Weighted – Cl. C	1.95%	$1,000.00	$1,138.70	$10.34	$1,015.12	$9.74
Compass EMP U.S. 500 Vol. Weighted – Cl. I	0.95%	$1,000.00	$1,145.10	$5.05	$1,020.08	$4.76
Compass EMP U.S. 500 Vol. Weighted – Cl. T	1.45%	$1,000.00	$1,141.30	$7.70	$1,017.60	$7.25
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. A	1.25%	$1,000.00	$1,155.60	$6.68	$1,018.60	$6.26
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. C	2.00%	$1,000.00	$1,151.40	$10.67	$1,014.88	$9.99
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. I	1.00%	$1,000.00	$1,157.20	$5.35	$1,019.84	$5.01
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. T	1.50%	$1,000.00	$1,154.30	$8.01	$1,017.36	$7.50
Compass EMP Intl. 500 Vol. Weighted – Cl. A	1.40%	$1,000.00	$1,047.70	$7.11	$1017.85	$7.00
Compass EMP Intl. 500 Vol. Weighted – Cl. C	2.15%	$1,000.00	$1,043.60	$10.89	$1,014.13	$10.74
Compass EMP Intl. 500 Vol. Weighted – Cl. I	1.15%	$1,000.00	$1,049.30	$5.84	$1,019.09	$5.76
Compass EMP Intl. 500 Vol. Weighted – Cl. T	1.65%	$1,000.00	$1,046.80	$8.37	$1,016.61	$8.25
Compass EMP Emerging Market 500 Vol. Weighted – Cl. A	1.45%	$1,000.00	$ 935.90	$6.96	$1,017.60	$7.25
Compass EMP Emerging Market 500 Vol. Weighted – Cl. C	2.20%	$1,000.00	$ 933.60	$10.55	$1,013.88	$10.99
Compass EMP Emerging Market 500 Vol. Weighted – Cl. I	1.20%	$1,000.00	$ 937.40	$5.76	$1018.84	$6.01
Compass EMP Emerging Market 500 Vol. Weighted – Cl. T	1.70%	$1,000.00	$ 935.00	$8.16	$1,016.36	$8.50
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. A	1.60%	$1,000.00	$1,140.10	$8.49	$1,016.86	$8.00
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. C	2.35%	$1,000.00	$1,135.70	$12.44	$1,013.14	$11.73
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. I	1.35%	$1,000.00	$1,141.30	$7.17	$1,018.10	$6.76
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. T	1.85%	$1,000.00	$1,138.20	$9.81	$1,015.62	$9.25
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. A	1.65%	$1,000.00	$1,030.30	$8.31	$1,016.61	$8.25
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. C	2.40%	$1,000.00	$1,027.30	$12.06	$1,012.89	$11.98
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. I	2.50%	$1,000.00	$1,031.00	$7.05	$1,017.85	$7.00
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. T	1.90%	$1,000.00	$1,028.80	$9.56	$1,015.37	$9.49
Compass EMP REC Enhanced Vol. Weighted – Cl. A	1.40%	$1,000.00	$1,064.00	$7.16	$1,017.85	$7.00
Compass EMP REC Enhanced Vol. Weighted – Cl. C	2.15%	$1,000.00	$1,062.00	$10.99	$1,014.13	$10.74
Compass EMP REC Enhanced Vol. Weighted – Cl. I	1.15%	$1,000.00	$1,065.50	$5.89	$1,019.09	$5.76
Compass EMP REC Enhanced Vol. Weighted – Cl. T	1.65%	$1,000.00	$1,063.30	$8.44	$1,016.61	$8.25
Compass EMP Commodity Strategies Vol. Weighted – Cl. A	1.40%	$1,000.00	$ 897.70	$6.59	$1,017.85	$7.00
Compass EMP Commodity Strategies Vol. Weighted – Cl. C	2.15%	$1,000.00	$ 894.50	$10.10	$1,014.13	$10.74
Compass EMP Commodity Strategies Vol. Weighted – Cl. I	1.15%	$1,000.00	$ 898.70	$5.41	$1,019.09	$5.76
Compass EMP Commodity Strategies Vol. Weighted – Cl. T	1.65%	$1,000.00	$ 897.60	$7.76	$1,016.61	$8.25
Compass EMP Commodity Long/Short Strategies – Cl. A	1.60%	$1,000.00	$ 969.00	$7.81	$1,016.86	$8.00
Compass EMP Commodity Long/Short Strategies – Cl. C	2.35%	$1,000.00	$ 964.90	$11.45	$1,013.14	$11.73
Compass EMP Commodity Long/Short Strategies – Cl. I	1.35%	$1,000.00	$ 971.10	$6.60	$1,018.10	$6.76
Compass EMP Commodity Long/Short Strategies – Cl. T	1.85%	$1,000.00	$ 967.00	$9.02	$1,015.62	$9.25
Compass EMP Long/Short Strategies – Cl. A	1.60%	$1,000.00	$1,028.80	$8.05	$1,016.86	$8.00
Compass EMP Long/Short Strategies – Cl. C	2.35%	$1,000.00	$1,021.90	$11.78	$1,013.14	$11.73
Compass EMP Long/Short Strategies – Cl. I	1.35%	$1,000.00	$1,029.80	$6.79	$1,018.10	$6.76
Compass EMP Long/Short Strategies – Cl. T	1.85%	$1,000.00	$1,028.80	$9.31	$1,015.62	$9.25
Compass EMP Long/Short Fixed Income – Cl. A	1.15%	$1,000.00	$ 982.90	$5.65	$1,019.09	$5.76
Compass EMP Long/Short Fixed Income – Cl. C	1.90%	$1,000.00	$ 978.90	$9.32	$1,015.37	$9.49
Compass EMP Long/Short Fixed Income – Cl. I	0.90%	$1,000.00	$ 984.90	$4.43	$1,020.33	$4.51
Compass EMP Long/Short Fixed Income – Cl. T	1.40%	$1,000.00	$ 980.90	$6.88	$1,017.85	$7.00
Compass EMP Enhanced Fixed Income – Cl. A	0.85%	$1,000.00	$ 976.30	$4.17	$1,020.58	$4.26
Compass EMP Enhanced Fixed Income – Cl. C	1.60%	$1,000.00	$ 973.40	$7.83	$1,016.86	$8.00
Compass EMP Enhanced Fixed Income – Cl. I	0.60%	$1,000.00	$ 977.90	$2.94	$1,021.82	$3.01
Compass EMP Enhanced Fixed Income – Cl. T	1.10%	$1,000.00	$ 975.90	$5.39	$1,019.34	$5.51
Compass Ultra Short-Term Fixed Income – Cl. A	0.55%	$1,000.00	$1,002.40	$2.73	$1,022.07	$2.76
Compass Ultra Short-Term Fixed Income – Cl. I	0.30%	$1,000.00	$1,004.00	$1.49	$1,023.31	$1.51
(a) Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

Approval of Advisory Agreement – Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP Long/Short Strategies Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Long/Short Fixed Income Fund, Compass EMP Enhanced Fixed Income Fund and Compass EMP Ultra Short-Term Fixed Income Fund (each a “Fund” and collectively, the “Funds”).

In connection with the organizational meeting of the Compass EMP Funds Trust (the “Trust”),held on July 12, 2012, (the “Meeting”), the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Compass Efficient Model Portfolios (“Compass EMP” or the “Adviser”) and the Trust, with respect to the Funds.

In its consideration of the approval of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.    The Board then reviewed materials provided by Compass EMP related to the proposed Agreement between the Trust and Compass, including Compass’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the for the Fund, including the team of individuals that primarily monitor and execute the investment process.

The Board considered the history of the Adviser and its personnel.  The Board noted that the Adviser is proposing seventeen funds as series of the Trust: the Funds.  A representative of the Adviser then described the investment philosophy of each Fund and how all Funds combined would benefit a shareholder’s portfolio to provide a comprehensive and diversified solution for any investor across all levels of risk tolerance.  The Board noted that each Fund will have a management team to be comprised of a team leader, trader and advisory team members, and that each investment management team will bring any investment strategy changes to the Compass EMP Investment Committee for consent and approval.  The Board considered the trading, analysis and research services that Compass EMP will provide for the Funds.  They noted that distribution services will be provided by both internal employees and external independent contractors serving as regional wholesalers working directly with financial advisors across the country. The Board noted that Compass EMP currently manages certain of the Funds in another Trust and that since their launch in 2009 such Funds have grown to include assets in excess of $420 million as of June 2012.

The Board considered Compass EMP’s management committees and Investment Committee structure and Compass EMP’s experience with alternative asset classes. The Board then reviewed the description provided by Compass EMP of its practices for monitoring compliance with the Funds’ respective investment limitations, noting Compass EMP’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.  The Board then reviewed the capitalization of Compass EMP based on financial information provided by Compass EMP and discussions with Compass EMP and concluded that Compass EMP was sufficiently well-capitalized, or had the ability to secure additional contributions in order to meet its obligations to the Funds.  The Board concluded that Compass EMP had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds were satisfactory and reliable.

Performance.   In assessing the portfolio management services provided by the Adviser, the Board, including the Independent Trustees, considered the past performance of the three mutual funds currently managed by Compass EMP that are series of another trust: Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Strategies Fund, as well as other factors relating to the Adviser’s track record, including the returns of the Compass EMP Index.   The Board concluded that the overall performance

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2013

of the three Funds under the current management of the Adviser was satisfactory and that, the Adviser was expected to obtain an acceptable level of investment return to shareholders of the Funds.

Fees and Expenses.    As to the costs of the services to be provided and profits to be realized by the Adviser, the Board reviewed each Fund’s proposed advisory fee and overall expense structure as compared to its own separate and distinct peer groups comprised of other mutual funds selected by the Adviser with similar investment objectives, strategies and size.  The Board noted that Compass EMP proposed to charge the following annual advisory fees based on the average net assets of the Fund:

Fund                Annual Advisory Fee

Compass EMP U.S. 500 Volatility Weighted Fund	0.85%
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	0.90%
Compass EMP International 500 Volatility Weighted Fund	1.00%
Compass EMP Emerging Market 500 Volatility Weighted Fund	1.05%
Compass EMP REC Enhanced Volatility Weighted Fund	1.05%
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	1.25%
Compass EMP Long/Short Strategies Fund	1.25%
Compass EMP International 500 Enhanced Volatility Weighted Fund	1.25%
Compass EMP Commodity Long/Short Strategies Fund	1.25%
Compass EMP Commodity Strategies Volatility Weighted Fund	1.05%
Compass EMP Long/Short Fixed Income Fund	0.75%
Compass EMP Enhanced Fixed Income Fund	0.50%
Compass EMP Ultra Short-Term Fixed Income Fund	0.40%

The Trustees further noted that Compass has agreed to enter into an expense limitation agreement with the Trust to limit the expense ratio for the each Fund until October 31, 2013 as follows:

Fund            Expense Limitation

Compass EMP U.S. 500 Volatility Weighted Fund	0.95%
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	1.00%
Compass EMP International 500 Volatility Weighted Fund	1.15%
Compass EMP Emerging Market 500 Volatility Weighted Fund	1.20%
Compass EMP REC Enhanced Volatility Weighted Fund	1.15%
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	1.35%
Compass EMP Long/Short Strategies Fund	1.35%
Compass EMP International 500 Enhanced Volatility Weighted Fund	1.40%
Compass EMP Commodity Long/Short Strategies Fund	1.35%
Compass EMP Commodity Strategies Volatility Weighted Fund	1.15%
Compass EMP Long/Short Fixed Income Fund	0.90%
Compass EMP Enhanced Fixed Income Fund	0.60%
Compass EMP Ultra Short-Term Fixed Income Fund	0.45%

A representative of the Adviser then discussed each Fund’s peer group that was provided by Compass EMP, explaining to the Board why certain Funds were priced on the higher end of its respective peer group, and others were priced well below the average of its peers.  The Board concluded that based on the Adviser’s experience, expertise, and services to be provided to each Fund, as well as the peer group information provided, and in light of the expense limitation agreements in place, the fees to be charged by the Adviser were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Compass EMP with respect to each Fund, as well as the Funds in aggregate, based on break even and profitability reports and analyses reviewed by the Board, and the selected financial information provided by the Adviser.  With respect to the Adviser, the Trustees concluded that based on the services to be provided, and the projected growth of each Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with each Fund would not be excessive.

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2013

Economies of Scale. As to the extent that each Fund will realize economies of scale as it grows, and whether the fee levels reflect such economies of scale for the benefit of investors, the Trustees discussed the anticipated size of each Fund and the Adviser’s expectations for long term growth of each Fund. After discussion, it was the consensus of the Board that, based on the anticipated size of the Trust for the initial two years it was not likely that the Adviser would realize any meaningful economies of scale in managing any Fund, and, therefore, the absence of breakpoints in the fee schedule was acceptable.

Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day‐to‐day operations of the Funds and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Donald T. Benson 1943	Trustee since July 2012	Principal, Texas Tenn LLC (Consulting) (May 2008-present); CEO and President, Trisurant (Insurance Third Party Administrator) (May 2005 – June 2008)	16	None
John M. Gering 1950	Trustee since July 2012	Organizational Effectiveness Group Director, HCA, Inc. (Health Care Facility Operator) (October 2005-present)	16	None
Ottis E. Mims 1950	Trustee since July 2012	Senior Pastor, Judson Baptist Church (January 2006-present)	16	None

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
David J. Moore(1)(2) 1952	Trustee since July 2012	Chairman, Compass EMP (Jan. 1996-present).	16	None
Stephen M. Hammers 1968	President since July 2012	Managing Partner, Co-Founder and Chief Investment Officer of Compass EMP (March 2003-present)	N/A	N/A
Robert W. Walker(2) 1967	Treasurer since July 2012

President, Compass EMP (March 2009-present); Independent Consultant (April 2008-March 2009); Senior Vice President and Partner, KPAC Solutions (Private Investment Company) (November 2006 – April 2008).

			N/A	N/A
Richard Gleason 1977	Assistant Treasurer since July 2012	AVP - Fund Administration, Gemini Fund Services, LLC (2012 - present); Manager - Fund Administration, Gemini Fund Services, LLC (2008-2012)	N/A	N/A

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Pleshetta J. Loftin 1968	Secretary since July 2012

Chief Compliance Officer, Compass EMP (December 2011-present); Chief Compliance Officer / Registered Principal, FSC Securities (November 2007 – January 2012); Director of Compliance, BBVA Wealth Solutions, Inc. (March 1999 – December 2011)

			N/A	N/A
James P. Ash 1976	Assistant Secretary since July 2012

Senior Vice President, Gemini Fund Services, LLC (2012-present); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
William Kimme	Chief Compliance Officer since July 2012

Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2001 - present); Compliance Officer, Mick & Associates (August, 2009 - September 2011); Assistant Director, FINRA (January 2000 - August 2009).

			N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.
(1) Mr. Moore is deemed to be an interested Trustee because of his controlling ownership interest in the Trust's investment adviser.
(2) Mr. Moore is Mr. Walker's father-in-law.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-944-4367.

 Rev. June 2012

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Compass EMP Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Compass EMP Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

What we do:
How does Compass EMP Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Compass EMP Funds Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Compass EMP Funds Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Compass EMP Funds Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Compass EMP Funds Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-944-4367 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-944-4367.

INVESTMENT ADVISOR

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN 37027

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2013
Compass EMP U.S. 500 Volatility Weighted Compass EMP U.S. Small Cap 500 Volatility Weighted	$0 $0
Compass EMP International 500 Volatility Weighted	$0
Compass EMP Emerging Market 500 Volatility Weighted	$0
Compass EMP REC Enhanced Volatility Weighted	$0
Compass EMP U.S. 500 Enhanced Volatility Weighted	$0
Compass EMP Long/Short Strategies	$0
Compass EMP International 500 Enhanced Volatility Weighted	$0
Compass EMP Commodity Long/Short Strategies	$0
Compass EMP Commodity Strategies Volatility Weighted	$0
Compass EMP Long/Short Fixed Income	$0
Compass EMP Enhanced Fixed Income	$0
Compass EMP Ultra Short-Term Fixed Income	$0

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2013
Compass EMP U.S. 500 Volatility Weighted	$0
Compass EMP U.S. Small Cap 500 Volatility Weighted	$0
Compass EMP International 500 Volatility Weighted	$0
Compass EMP Emerging Market 500 Volatility Weighted	$0
Compass EMP REC Enhanced Volatility Weighted	$0
Compass EMP U.S. 500 Enhanced Volatility Weighted	$0
Compass EMP Long/Short Strategies	$0
Compass EMP International 500 Enhanced Volatility Weighted	$0
Compass EMP Commodity Long/Short Strategies	$0
Compass EMP International 500 Enhanced Volatility Weighted	$0
Compass EMP Commodity Long/Short Strategies	$0
Compass EMP Commodity Strategies Volatility Weighted	$0
Compass EMP Long/Short Fixed Income	$0
Compass EMP Enhanced Fixed Income	$0
Compass EMP Ultra Short-Term Fixed Income	$0

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2012 and 2011 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2012 and 2011 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Compass EMP Trust

By Stephen M. Hammers	/s/ Stephen M. Hammers
President,
Date: September 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Stephen M. Hammers	/s/ Stephen M. Hammers
President
Date: September 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Robert W. Walker	/s/ Robert W. Walker
Treasurer
Date: September 9, 2013